UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number 811-21474
                                                     ---------

               Oppenheimer Limited Term California Municipal Fund
               --------------------------------------------------
               (Exact name of registrant as specified in charter)

             6803 South Tucson Way, Centennial, Colorado 80112-3924
             ------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            Two World Financial Center, New York, New York 10281-1008
            ---------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200
                                                           --------------

                        Date of fiscal year end: July 31
                                                 -------

                      Date of reporting period: 01/31/2008
                                                ----------



ITEM 1.  REPORTS TO STOCKHOLDERS.

                                 --------------
                                  OPPENHEIMER
                                 --------------
                                  LIMITED TERM
                                   CALIFORNIA
                                 --------------
                                 MUNICIPAL FUND
                                 --------------

JANUARY 31, 2008

--------------------------------------------------------------------------------

                                                          Management
      Oppenheimer                                        Commentaries
      Limited Term                                          and
      California Municipal                               Semiannual
      Fund                                                 Report

--------------------------------------------------------------------------------

      MANAGEMENT COMMENTARIES

         An Interview with Your Fund's Managers

         Listing of Top Holdings

      SEMIANNUAL REPORT                                   [GRAPHIC]

         Listing of Investments

         Financial Statements

      "AFTER 25 YEARS IN THE BUSINESS OF MUNICIPAL FUND MANAGEMENT, I STILL DON'T PRETEND TO HAVE SEEN IT ALL. BUT, ALLOWING TAX-FREE YIELDS TO COMPOUND OVER TIME HAS CLEARLY BEEN A WINNING STRATEGY FOR SHAREHOLDERS."

                  -- RONALD H. FIELDING, Chief Strategist, Senior Vice President
                        and Senior Portfolio Manager, OPPENHEIMERFUNDS/ROCHESTER

                                                [LOGO]  OPPENHEIMERFUNDS(R)
                                                        The Right Way to Invest

TOP HOLDINGS AND ALLOCATIONS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
TOP TEN CATEGORIES
--------------------------------------------------------------------------------
Tobacco Master Settlement Agreement                                        21.3%
--------------------------------------------------------------------------------
Special Tax                                                                10.5
--------------------------------------------------------------------------------
General Obligation                                                          7.7
--------------------------------------------------------------------------------
Marine/Aviation Facilities                                                  6.8
--------------------------------------------------------------------------------
Multifamily Housing                                                         5.0
--------------------------------------------------------------------------------
Municipal Leases                                                            4.9
--------------------------------------------------------------------------------
Hospital/Health Care                                                        4.8
--------------------------------------------------------------------------------
Single Family Housing                                                       4.4
--------------------------------------------------------------------------------
Tax Increment Financing (TIF)                                               4.0
--------------------------------------------------------------------------------
Special Assessment                                                          2.7

Portfolio holdings are subject to change. Percentages are as of January 31, 2008, and are based on the total market value of investments.

CREDIT ALLOCATION
--------------------------------------------------------------------------------
AAA                                                                        44.0%
--------------------------------------------------------------------------------
AA                                                                          3.4
--------------------------------------------------------------------------------
A                                                                           7.0
--------------------------------------------------------------------------------
BBB                                                                        41.4
--------------------------------------------------------------------------------
BB or lower                                                                 4.2

Allocations are subject to change. Percentages are as of January 31, 2008, and are dollar-weighted based on the total market value of investments. Securities rated by any rating organization are included in the equivalent Standard & Poor's rating category in the allocation above. The allocation above also includes unrated securities whose ratings have been assigned by the Manager; these unrated securities, currently 22.85% of the Fund's market value, are deemed comparable in the Manager's judgment to the rated securities in each category. Market value, the total value of the Fund's securities, does not include cash. Credit ratings of AAA, AA, A and BBB and their equivalents denote investment-grade securities.

--------------------------------------------------------------------------------


             15 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

NOTES
--------------------------------------------------------------------------------

Total returns include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. Cumulative total returns are not annualized. The Fund's total returns shown do not reflect the deduction of income taxes on an individual's investment. Taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares.

THIS SEMIANNUAL REPORT MUST BE PRECEDED OR ACCOMPANIED BY THE CURRENT PROSPECTUS OF OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND. BEFORE INVESTING IN ANY OF THE OPPENHEIMER FUNDS, INVESTORS SHOULD CAREFULLY CONSIDER A FUND'S INVESTMENT OBJECTIVES, RISKS, CHARGES AND EXPENSES. FUND PROSPECTUSES CONTAIN THIS AND OTHER INFORMATION ABOUT THE FUNDS. FOR MORE INFORMATION, ASK YOUR FINANCIAL ADVISOR, CALL US AT 1.8000.525.7048, OR VISIT OUR WEBSITE AT WWW.OPPENHEIMERFUNDS.COM. READ PROSPECTUSES CAREFULLY BEFORE INVESTING.

The Fund's investment strategy and focus can change over time. The mention of specific fund holdings does not constitute a recommendation by OppenheimerFunds, Inc.

CLASS A shares of the Fund were first publicly offered on 2/25/04. The average annual total returns are shown net of the applicable 3.50% maximum initial sales charge.

CLASS B shares of the Fund were first publicly offered on 2/25/04. The average annual total returns are shown net of the applicable contingent deferred sales charge of 4% (1-year) and 2% (since inception). Class B shares are subject to an annual 0.75% asset-based sales charge.

CLASS C shares of the Fund were first publicly offered on 2/25/04. The average annual total returns are shown net of the applicable 1% contingent deferred sales charge for the one-year period. Class C shares are subject to an annual 0.75% asset-based sales charge.

An explanation of the calculation of performance is in the Fund's Statement of Additional Information.


             16 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

FUND EXPENSES
--------------------------------------------------------------------------------

FUND EXPENSES. As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions; and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and service fees; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000.00 invested at the beginning of the period and held for the entire 6-month period ended January 31, 2008.

ACTUAL EXPENSES. The first section of the table provides information about actual account values and actual expenses. You may use the information in this section for the class of shares you hold, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = 8.60), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES. The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio for each class of shares, and an assumed rate of return of 5% per year for each class before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or contingent deferred sales charges (loads), or a $12.00 fee imposed annually on accounts valued at less than $500.00 (subject to exceptions described in the Statement


             17 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

FUND EXPENSES  Continued
--------------------------------------------------------------------------------

of Additional Information). Therefore, the "hypothetical" section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

--------------------------------------------------------------------------------

                              BEGINNING        ENDING             EXPENSES
                              ACCOUNT          ACCOUNT            PAID DURING
                              VALUE            VALUE              6 MONTHS ENDED
ACTUAL                        AUGUST 1, 2007   JANUARY 31, 2008   JANUARY 31, 2008
----------------------------------------------------------------------------------
Class A                       $ 1,000.00       $    998.10        $  5.30
----------------------------------------------------------------------------------
Class B                         1,000.00            993.90           9.49
----------------------------------------------------------------------------------
Class C                         1,000.00            994.40           9.24

HYPOTHETICAL
(5% return before expenses)
----------------------------------------------------------------------------------
Class A                         1,000.00          1,019.91           5.36
----------------------------------------------------------------------------------
Class B                         1,000.00          1,015.73           9.60
----------------------------------------------------------------------------------
Class C                         1,000.00          1,015.98           9.34

Expenses are equal to the Fund's annualized expense ratio for that class, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). Those annualized expense ratios based on the 6-month period ended January 31, 2008 are as follows:

CLASS        EXPENSE RATIOS
---------------------------
Class A          1.05%
---------------------------
Class B          1.88
---------------------------
Class C          1.83

The expense ratios reflect reduction to custodian expenses. The "Financial Highlights" tables in the Fund's financial statements, included in this report, also show the gross expense ratios, without such waivers or reimbursements and reduction to custodian expenses, if applicable.

--------------------------------------------------------------------------------


             18 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS  January 31, 2008 / Unaudited
--------------------------------------------------------------------------------

   PRINCIPAL                                                                                           EFFECTIVE
      AMOUNT                                                                COUPON        MATURITY      MATURITY*             VALUE
-----------------------------------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS AND NOTES--104.5%
-----------------------------------------------------------------------------------------------------------------------------------
CALIFORNIA--100.6%
$    695,000   Adelanto, CA Improvement Agency, Series B 1                   5.500%     12/01/2023    06/01/2008 A    $     699,879
-----------------------------------------------------------------------------------------------------------------------------------
     210,000   Adelanto, CA Public Financing Authority,
               Series B 1                                                    6.300      09/01/2028    03/01/2008 A          210,374
-----------------------------------------------------------------------------------------------------------------------------------
     110,000   Alameda County, CA COP (Alameda County
               Medical Center)                                               5.300      06/01/2026    06/01/2008 A          110,156
-----------------------------------------------------------------------------------------------------------------------------------
     480,000   Alameda, CA COP                                               5.750      12/01/2021    06/01/2008 A          485,698
-----------------------------------------------------------------------------------------------------------------------------------
      25,000   Alvord, CA Unified School District
               Community Facilities District                                 6.200      09/01/2025    03/01/2008 A           25,508
-----------------------------------------------------------------------------------------------------------------------------------
      10,000   Anaheim, CA Public Financing Authority                        5.000      10/01/2023    10/01/2008 A           10,291
-----------------------------------------------------------------------------------------------------------------------------------
      20,000   Apple Valley, CA Improvement Bond
               Act 1915                                                      6.900      09/02/2015    03/02/2008 A           20,642
-----------------------------------------------------------------------------------------------------------------------------------
      15,000   Aromas, CA Water District                                     5.600      09/01/2018    03/01/2008 A           15,004
-----------------------------------------------------------------------------------------------------------------------------------
      25,000   Atwater, CA Community Facilities District                     7.875      08/01/2015    02/01/2008 A           25,072
-----------------------------------------------------------------------------------------------------------------------------------
      20,000   Atwater, CA Public Financing Authority
               (Sewer and Water)                                             5.500      05/01/2028    05/01/2009 A           20,106
-----------------------------------------------------------------------------------------------------------------------------------
      15,000   Atwater, CA Redevel. Agency (Downtown
               Redevel.)                                                     5.500      06/01/2019    06/01/2010 A           15,079
-----------------------------------------------------------------------------------------------------------------------------------
      25,000   Azusa, CA COP                                                 5.750      08/01/2020    02/01/2008 A           25,336
-----------------------------------------------------------------------------------------------------------------------------------
      40,000   Bakersfield, CA Improvement Bond Act 1915                     5.600      09/02/2020    03/02/2016 A           40,342
-----------------------------------------------------------------------------------------------------------------------------------
      50,000   Bakersfield, CA Improvement Bond Act 1915                     6.100      09/02/2024    03/02/2008 A           51,509
-----------------------------------------------------------------------------------------------------------------------------------
      25,000   Beaumont, CA Financing Authority, Series A                    5.700      09/01/2035    10/10/2033 B           23,803
-----------------------------------------------------------------------------------------------------------------------------------
     135,000   Beaumont, CA Financing Authority, Series A                    7.000      09/01/2023    03/01/2008 A          137,827
-----------------------------------------------------------------------------------------------------------------------------------
      55,000   Beaumont, CA Financing Authority, Series B                    6.000      09/01/2034    04/01/2030 B           54,671
-----------------------------------------------------------------------------------------------------------------------------------
      30,000   Belmont, CA Redevel. Agency (Los Costano
               Community Devel.)                                             5.500      08/01/2016    02/01/2008 A           30,070
-----------------------------------------------------------------------------------------------------------------------------------
      50,000   Blythe, CA Redevel. Agency (Redevel. Project
               No. 1 Tax Allocation)                                         5.750      05/01/2034    06/29/2032 B           48,066
-----------------------------------------------------------------------------------------------------------------------------------
     750,000   Blythe, CA Redevel. Agency (Redevel. Project
               No. 1 Tax Allocation)                                         6.200      05/01/2031    05/01/2011 A          757,763
-----------------------------------------------------------------------------------------------------------------------------------
     145,000   Bonita Canyon, CA Public Facilities Financing
               Authority                                                     5.375      09/01/2028    11/21/2022 B          143,569
-----------------------------------------------------------------------------------------------------------------------------------
      25,000   Brawley, CA Union High School District                        5.000      08/01/2028    08/01/2009 A           25,423
-----------------------------------------------------------------------------------------------------------------------------------
      80,000   Brentwood, CA Improvement Bond
               Act 1915                                                      6.800      09/02/2017    03/02/2008 A           81,495
-----------------------------------------------------------------------------------------------------------------------------------
      25,000   Brentwood, CA Infrastructure Financing
               Authority (Water & Sewer)                                     5.625      07/01/2026    07/01/2008 A           25,204
-----------------------------------------------------------------------------------------------------------------------------------
      30,000   Brisbane, CA Improvement Bond Act 1915
               (Northeast Ridge)                                             5.875      09/02/2020    03/02/2008 A           30,907
-----------------------------------------------------------------------------------------------------------------------------------
     205,000   Brisbane, CA Public Financing Authority                       6.000      05/01/2026    05/01/2010 A          205,853
-----------------------------------------------------------------------------------------------------------------------------------
      35,000   Buena Park, CA Special Tax (Park Mall)                        6.125      09/01/2033    09/01/2015 A           35,240
-----------------------------------------------------------------------------------------------------------------------------------
     250,000   Burbank, CA Community Facilities District
               Special Tax                                                   5.200      12/01/2023    06/24/2022 B          242,763


             19 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

   PRINCIPAL                                                                                           EFFECTIVE
      AMOUNT                                                                COUPON        MATURITY      MATURITY*             VALUE
-----------------------------------------------------------------------------------------------------------------------------------
CALIFORNIA Continued
$     25,000   Burbank, CA Public Service Dept.                              5.125%     06/01/2016    06/01/2008 A    $      25,467
-----------------------------------------------------------------------------------------------------------------------------------
      40,000   CA ABAG Finance Authority for NonProfit
               Corporations (Driftwood Family Apartments)                    5.300      06/01/2029    06/01/2010 A           40,202
-----------------------------------------------------------------------------------------------------------------------------------
     280,000   CA ABAG Finance Authority for NonProfit
               Corporations (Lincoln Glen Manor)                             6.100      02/15/2025    02/15/2008 A          283,251
-----------------------------------------------------------------------------------------------------------------------------------
      10,000   CA ABAG Finance Authority for NonProfit
               Corporations COP                                              5.600      11/01/2023    05/01/2008 A           10,010
-----------------------------------------------------------------------------------------------------------------------------------
      15,000   CA ABAG Finance Authority for NonProfit
               Corporations COP                                              5.750      08/15/2014    02/15/2008 A           15,029
-----------------------------------------------------------------------------------------------------------------------------------
      20,000   CA ABAG Finance Authority for NonProfit
               Corporations COP                                              5.800      03/01/2023    03/01/2008 A           20,020
-----------------------------------------------------------------------------------------------------------------------------------
     150,000   CA ABAG Finance Authority for NonProfit
               Corporations COP (American Baptist
               Homes of the West)                                            5.850      10/01/2027    10/01/2009 A          150,929
-----------------------------------------------------------------------------------------------------------------------------------
      65,000   CA ABAG Finance Authority for NonProfit
               Corporations COP (American Baptist
               Homes of the West)                                            6.100      10/01/2017    10/01/2009 A           66,362
-----------------------------------------------------------------------------------------------------------------------------------
      25,000   CA ABAG Finance Authority for NonProfit
               Corporations COP (Episcopal Homes
               Foundation)                                                   5.125      07/01/2013    07/01/2010 A           25,356
-----------------------------------------------------------------------------------------------------------------------------------
      90,000   CA ABAG Finance Authority for NonProfit
               Corporations COP (Home for Jewish Parents)                    5.625      05/15/2022    05/15/2008 A           91,959
-----------------------------------------------------------------------------------------------------------------------------------
      30,000   CA ABAG Finance Authority for NonProfit
               Corporations COP (Home for Jewish Parents)                    5.625      05/15/2022    05/15/2008 A           30,516
-----------------------------------------------------------------------------------------------------------------------------------
     275,000   CA ABAG Finance Authority for NonProfit
               Corporations COP (Lytton Gardens)                             6.000      02/15/2019    02/15/2008 A          278,097
-----------------------------------------------------------------------------------------------------------------------------------
     335,000   CA ABAG Finance Authority for NonProfit
               Corporations, Series A                                        5.769 2    04/20/2019    04/20/2012 A          173,811
-----------------------------------------------------------------------------------------------------------------------------------
      30,000   CA ABAG Tax Allocation                                        6.500      12/15/2009    06/15/2008 A           30,280
-----------------------------------------------------------------------------------------------------------------------------------
      55,000   CA ABAG Tax Allocation, Series A                              5.800      12/15/2008    06/15/2008 A           55,730
-----------------------------------------------------------------------------------------------------------------------------------
      55,000   CA ABAG Tax Allocation, Series A                              6.000      12/15/2014    06/15/2008 A           55,752
-----------------------------------------------------------------------------------------------------------------------------------
     100,000   CA Affordable Hsg. Agency (Merced County
               Hsg. Authority)                                               6.500      01/01/2033    01/01/2013 A          101,311
-----------------------------------------------------------------------------------------------------------------------------------
   2,455,000   CA Aztec Shops Auxiliary Organization
               (San Diego State University)                                  6.000      09/01/2031    09/01/2010 A        2,501,866
-----------------------------------------------------------------------------------------------------------------------------------
   9,815,000   CA County Tobacco Securitization Agency                       5.830 2    06/01/2033    03/18/2015 B        1,779,656
-----------------------------------------------------------------------------------------------------------------------------------
   1,810,000   CA County Tobacco Securitization Agency
               (TASC)                                                        0.000 3    06/01/2021    03/15/2014 C        1,475,096
-----------------------------------------------------------------------------------------------------------------------------------
   1,240,000   CA County Tobacco Securitization Agency
               (TASC)                                                        0.000 3    06/01/2028    09/12/2018 B          948,451
-----------------------------------------------------------------------------------------------------------------------------------
   4,035,000   CA County Tobacco Securitization Agency
               (TASC) 1                                                      0.000 3    06/01/2028    01/16/2017 B        3,373,744
-----------------------------------------------------------------------------------------------------------------------------------
   5,000,000   CA County Tobacco Securitization Agency
               (TASC) 1                                                      0.000 3    06/01/2036    11/23/2021 B        3,752,150


             20 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

   PRINCIPAL                                                                                           EFFECTIVE
      AMOUNT                                                                COUPON        MATURITY      MATURITY*             VALUE
-----------------------------------------------------------------------------------------------------------------------------------
CALIFORNIA Continued
$    290,000   CA County Tobacco Securitization Agency
               (TASC)                                                        5.500%     06/01/2033    06/01/2011 C    $     279,917
-----------------------------------------------------------------------------------------------------------------------------------
   1,670,000   CA County Tobacco Securitization Agency
               (TASC)                                                        5.750      06/01/2029    11/23/2011 C        1,645,050
-----------------------------------------------------------------------------------------------------------------------------------
      25,000   CA County Tobacco Securitization Agency
               (TASC)                                                        5.875      06/01/2027    06/01/2012 A           25,188
-----------------------------------------------------------------------------------------------------------------------------------
     290,000   CA County Tobacco Securitization Agency
               (TASC)                                                        5.875      06/01/2035    03/28/2017 B          286,091
-----------------------------------------------------------------------------------------------------------------------------------
     280,000   CA County Tobacco Securitization Agency
               (TASC)                                                        5.875      06/01/2043    08/27/2019 B          275,873
-----------------------------------------------------------------------------------------------------------------------------------
     765,000   CA County Tobacco Securitization Agency
               (TASC)                                                        6.000      06/01/2029    12/01/2010 C          773,775
-----------------------------------------------------------------------------------------------------------------------------------
     665,000   CA County Tobacco Securitization Agency
               (TASC)                                                        6.000      06/01/2035    06/01/2012 A          665,559
-----------------------------------------------------------------------------------------------------------------------------------
     435,000   CA County Tobacco Securitization Agency
               (TASC)                                                        6.000      06/01/2042    06/01/2012 A          435,365
-----------------------------------------------------------------------------------------------------------------------------------
  10,700,000   CA County Tobacco Securitization Agency
               (TASC)                                                        6.068 2    06/01/2046    09/09/2028 B          736,374
-----------------------------------------------------------------------------------------------------------------------------------
  51,520,000   CA County Tobacco Securitization Agency
               (TASC)                                                        6.192 2    06/01/2050    01/02/2026 B        2,681,616
-----------------------------------------------------------------------------------------------------------------------------------
      50,000   CA County Tobacco Securitization Agency
               (TASC)                                                        6.250      06/01/2037    06/01/2012 A           50,513
-----------------------------------------------------------------------------------------------------------------------------------
   3,520,000   CA Dept. of Transportation COP                                5.250      03/01/2016    03/01/2008 A        3,597,862
-----------------------------------------------------------------------------------------------------------------------------------
      85,000   CA Dept. of Veterans Affairs Home Purchase                    5.200      12/01/2027    06/01/2008 A           86,348
-----------------------------------------------------------------------------------------------------------------------------------
      60,000   CA Dept. of Veterans Affairs Home Purchase                    5.200      12/01/2028    06/01/2008 A           60,023
-----------------------------------------------------------------------------------------------------------------------------------
   3,590,000   CA Dept. of Veterans Affairs Home Purchase 1                  5.450      12/01/2019    12/01/2008 A        3,736,257
-----------------------------------------------------------------------------------------------------------------------------------
      10,000   CA Dept. of Veterans Affairs Home Purchase                    5.500      12/01/2018    12/01/2008 A           10,211
-----------------------------------------------------------------------------------------------------------------------------------
   3,025,000   CA Dept. of Veterans Affairs Home Purchase                    5.500      12/01/2019    01/09/2012 A        3,070,163
-----------------------------------------------------------------------------------------------------------------------------------
      30,000   CA Dept. of Water Resources (Center Valley)                   5.000      12/01/2019    06/01/2008 A           30,346
-----------------------------------------------------------------------------------------------------------------------------------
       5,000   CA Dept. of Water Resources (Center Valley)                   5.000      12/01/2022    06/01/2008 A            5,057
-----------------------------------------------------------------------------------------------------------------------------------
      25,000   CA Dept. of Water Resources (Center Valley)                   5.000      12/01/2029    12/01/2008 A           25,137
-----------------------------------------------------------------------------------------------------------------------------------
      15,000   CA Dept. of Water Resources (Center Valley)                   5.125      12/01/2011    06/01/2008 A           15,108
-----------------------------------------------------------------------------------------------------------------------------------
      15,000   CA Dept. of Water Resources (Center Valley)                   5.125      12/01/2012    06/01/2008 A           15,108
-----------------------------------------------------------------------------------------------------------------------------------
      45,000   CA Dept. of Water Resources (Center Valley)                   5.250      12/01/2017    06/01/2008 A           45,328
-----------------------------------------------------------------------------------------------------------------------------------
     515,000   CA Dept. of Water Resources (Center Valley) 1                 5.250      07/01/2022    07/01/2008 A          556,004
-----------------------------------------------------------------------------------------------------------------------------------
     315,000   CA Dept. of Water Resources (Center Valley)                   5.375      12/01/2027    06/01/2008 A          316,777
-----------------------------------------------------------------------------------------------------------------------------------
      15,000   CA Dept. of Water Resources (Center Valley)                   5.400      07/01/2012    07/01/2008 A           15,036
-----------------------------------------------------------------------------------------------------------------------------------
      20,000   CA Educational Facilities Authority                           5.125      04/01/2017    04/01/2009 A           20,878
-----------------------------------------------------------------------------------------------------------------------------------
      45,000   CA Educational Facilities Authority                           5.125      04/01/2017    04/01/2011 A           45,461
-----------------------------------------------------------------------------------------------------------------------------------
      25,000   CA Educational Facilities Authority
               (California College of Arts and Crafts)                       5.875      06/01/2030    06/01/2011 A           25,284
-----------------------------------------------------------------------------------------------------------------------------------
      10,000   CA Educational Facilities Authority (College
               & University Financing)                                       6.125      06/01/2009    06/01/2008 A           10,037


             21 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

   PRINCIPAL                                                                                           EFFECTIVE
      AMOUNT                                                                COUPON        MATURITY     MATURITY*              VALUE
-----------------------------------------------------------------------------------------------------------------------------------
CALIFORNIA Continued
$      5,000   CA Educational Facilities Authority (College
               & University Financing)                                       6.250%     06/01/2018    06/01/2008 A    $       5,019
-----------------------------------------------------------------------------------------------------------------------------------
      85,000   CA Educational Facilities Authority
               (Dominican University of California/Harvey
               Mudd College Obligated Group)                                 5.500      03/01/2011    03/01/2008 A           86,902
-----------------------------------------------------------------------------------------------------------------------------------
      15,000   CA Educational Facilities Authority
               (Los Angeles College of Chiropractic)                         5.600      11/01/2017    11/01/2009 A           15,116
-----------------------------------------------------------------------------------------------------------------------------------
      50,000   CA Educational Facilities Authority
               (Stanford University)                                         5.125      01/01/2031    07/01/2008 A           50,562
-----------------------------------------------------------------------------------------------------------------------------------
      35,000   CA Educational Facilities Authority
               (University of Southern California)                           5.000      10/01/2028    10/01/2008 A           35,466
-----------------------------------------------------------------------------------------------------------------------------------
     335,000   CA Financing Authority (Wastewater
               Improvement)                                                  6.100      11/01/2033    11/01/2015 A          336,705
-----------------------------------------------------------------------------------------------------------------------------------
       5,000   CA GO                                                         4.750      09/01/2018    03/01/2008 A            5,011
-----------------------------------------------------------------------------------------------------------------------------------
      60,000   CA GO                                                         4.800      08/01/2014    02/01/2008 A           60,075
-----------------------------------------------------------------------------------------------------------------------------------
      25,000   CA GO                                                         5.000      06/01/2017    06/01/2008 A           25,293
-----------------------------------------------------------------------------------------------------------------------------------
      25,000   CA GO                                                         5.000      06/01/2019    06/02/2008 A           25,020
-----------------------------------------------------------------------------------------------------------------------------------
       5,000   CA GO                                                         5.000      06/01/2019    06/01/2011 A            5,179
-----------------------------------------------------------------------------------------------------------------------------------
     175,000   CA GO                                                         5.000      02/01/2021    02/01/2008 A          176,750
-----------------------------------------------------------------------------------------------------------------------------------
       5,000   CA GO                                                         5.000      02/01/2021    02/01/2008 A            5,037
-----------------------------------------------------------------------------------------------------------------------------------
     150,000   CA GO                                                         5.000      11/01/2022    05/01/2008 A          150,609
-----------------------------------------------------------------------------------------------------------------------------------
      25,000   CA GO                                                         5.000      02/01/2023    02/01/2008 A           25,280
-----------------------------------------------------------------------------------------------------------------------------------
       5,000   CA GO                                                         5.000      10/01/2023    10/01/2008 A            5,074
-----------------------------------------------------------------------------------------------------------------------------------
      75,000   CA GO                                                         5.000      10/01/2023    10/01/2008 A           75,251
-----------------------------------------------------------------------------------------------------------------------------------
      10,000   CA GO                                                         5.000      10/01/2023    10/01/2008 A           10,103
-----------------------------------------------------------------------------------------------------------------------------------
      10,000   CA GO                                                         5.000      02/01/2025    02/01/2008 A           10,113
-----------------------------------------------------------------------------------------------------------------------------------
      45,000   CA GO                                                         5.000      02/01/2025    02/01/2009 A           45,159
-----------------------------------------------------------------------------------------------------------------------------------
      10,000   CA GO                                                         5.100      10/01/2008    04/01/2008 A           10,048
-----------------------------------------------------------------------------------------------------------------------------------
      60,000   CA GO                                                         5.100      03/01/2010    03/01/2008 A           60,118
-----------------------------------------------------------------------------------------------------------------------------------
      15,000   CA GO                                                         5.125      10/01/2027    04/01/2008 A           15,225
-----------------------------------------------------------------------------------------------------------------------------------
      25,000   CA GO                                                         5.125      10/01/2027    04/01/2008 A           25,060
-----------------------------------------------------------------------------------------------------------------------------------
      25,000   CA GO                                                         5.150      12/01/2013    06/01/2008 A           25,029
-----------------------------------------------------------------------------------------------------------------------------------
      15,000   CA GO                                                         5.200      06/01/2010    06/01/2008 A           15,124
-----------------------------------------------------------------------------------------------------------------------------------
     105,000   CA GO                                                         5.250      06/01/2011    06/01/2008 A          105,887
-----------------------------------------------------------------------------------------------------------------------------------
      30,000   CA GO                                                         5.250      10/01/2013    04/01/2008 A           30,158
-----------------------------------------------------------------------------------------------------------------------------------
      25,000   CA GO                                                         5.250      10/01/2013    04/01/2008 A           25,111
-----------------------------------------------------------------------------------------------------------------------------------
      20,000   CA GO                                                         5.250      06/01/2016    06/01/2008 A           20,169
-----------------------------------------------------------------------------------------------------------------------------------
      25,000   CA GO                                                         5.250      04/01/2018    04/01/2008 A           25,031
-----------------------------------------------------------------------------------------------------------------------------------
      10,000   CA GO                                                         5.250      04/01/2019    04/01/2008 A           10,011
-----------------------------------------------------------------------------------------------------------------------------------
      10,000   CA GO                                                         5.250      04/01/2021    04/01/2008 A           10,010
-----------------------------------------------------------------------------------------------------------------------------------
     160,000   CA GO                                                         5.250      06/01/2021    06/01/2008 A          160,976
-----------------------------------------------------------------------------------------------------------------------------------
      10,000   CA GO                                                         5.250      02/01/2029    02/01/2013 A           10,245


             22 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

   PRINCIPAL                                                                                           EFFECTIVE
      AMOUNT                                                                COUPON        MATURITY     MATURITY*              VALUE
-----------------------------------------------------------------------------------------------------------------------------------
CALIFORNIA Continued
$     10,000   CA GO                                                         5.250%     02/01/2030    02/01/2012 A    $      10,193
-----------------------------------------------------------------------------------------------------------------------------------
      15,000   CA GO                                                         5.300      09/01/2011    03/01/2008 A           15,107
-----------------------------------------------------------------------------------------------------------------------------------
      15,000   CA GO                                                         5.350      12/01/2013    04/27/2011 A           15,766
-----------------------------------------------------------------------------------------------------------------------------------
      15,000   CA GO                                                         5.375      06/01/2026    06/01/2008 A           15,088
-----------------------------------------------------------------------------------------------------------------------------------
   2,780,000   CA GO 1                                                       5.400      12/01/2014    12/01/2008 A        2,864,123
-----------------------------------------------------------------------------------------------------------------------------------
       5,000   CA GO                                                         5.500      03/01/2008    03/01/2008              5,012
-----------------------------------------------------------------------------------------------------------------------------------
      70,000   CA GO                                                         5.500      03/01/2009    03/01/2008 A           70,173
-----------------------------------------------------------------------------------------------------------------------------------
      15,000   CA GO                                                         5.500      03/01/2010    03/01/2008 A           15,039
-----------------------------------------------------------------------------------------------------------------------------------
     100,000   CA GO                                                         5.500      06/01/2010    06/01/2008 A          101,340
-----------------------------------------------------------------------------------------------------------------------------------
      15,000   CA GO                                                         5.500      06/01/2013    06/01/2008 A           15,035
-----------------------------------------------------------------------------------------------------------------------------------
      55,000   CA GO                                                         5.500      04/01/2015    04/01/2008 A           55,272
-----------------------------------------------------------------------------------------------------------------------------------
       5,000   CA GO                                                         5.500      04/01/2019    04/01/2008 A            5,028
-----------------------------------------------------------------------------------------------------------------------------------
      30,000   CA GO                                                         5.500      04/01/2019    04/01/2008 A           30,133
-----------------------------------------------------------------------------------------------------------------------------------
      20,000   CA GO                                                         5.500      03/01/2020    03/01/2008 A           20,057
-----------------------------------------------------------------------------------------------------------------------------------
      15,000   CA GO                                                         5.500      03/01/2020    03/01/2008 A           15,031
-----------------------------------------------------------------------------------------------------------------------------------
      10,000   CA GO                                                         5.500      03/01/2020    03/01/2008 A           10,029
-----------------------------------------------------------------------------------------------------------------------------------
      25,000   CA GO                                                         5.500      03/01/2020    03/01/2008 A           25,052
-----------------------------------------------------------------------------------------------------------------------------------
      20,000   CA GO                                                         5.500      10/01/2022    04/01/2008 A           20,064
-----------------------------------------------------------------------------------------------------------------------------------
       5,000   CA GO                                                         5.600      09/01/2021    03/01/2008 A            5,035
-----------------------------------------------------------------------------------------------------------------------------------
      25,000   CA GO                                                         5.625      10/01/2021    04/01/2008 A           25,272
-----------------------------------------------------------------------------------------------------------------------------------
      30,000   CA GO                                                         5.625      10/01/2021    04/01/2008 A           30,279
-----------------------------------------------------------------------------------------------------------------------------------
      20,000   CA GO                                                         5.625      10/01/2023    04/01/2008 A           20,217
-----------------------------------------------------------------------------------------------------------------------------------
      20,000   CA GO                                                         5.625      10/01/2023    04/01/2008 A           20,175
-----------------------------------------------------------------------------------------------------------------------------------
      10,000   CA GO                                                         5.625      09/01/2024    03/01/2008 A           10,067
-----------------------------------------------------------------------------------------------------------------------------------
      10,000   CA GO                                                         5.625      10/01/2026    04/01/2008 A           10,109
-----------------------------------------------------------------------------------------------------------------------------------
      15,000   CA GO                                                         5.625      10/01/2026    04/01/2008 A           15,124
-----------------------------------------------------------------------------------------------------------------------------------
      75,000   CA GO                                                         5.750      03/01/2010    03/01/2008 A           75,194
-----------------------------------------------------------------------------------------------------------------------------------
       5,000   CA GO                                                         5.750      03/01/2012    03/01/2008 A            5,014
-----------------------------------------------------------------------------------------------------------------------------------
      35,000   CA GO                                                         5.750      03/01/2015    03/01/2008 A           35,092
-----------------------------------------------------------------------------------------------------------------------------------
     120,000   CA GO                                                         5.750      11/01/2017    05/01/2008 A          120,959
-----------------------------------------------------------------------------------------------------------------------------------
      35,000   CA GO                                                         5.750      11/01/2017    05/01/2008 A           35,280
-----------------------------------------------------------------------------------------------------------------------------------
      25,000   CA GO                                                         5.800      06/01/2013    06/01/2008 A           25,066
-----------------------------------------------------------------------------------------------------------------------------------
     155,000   CA GO                                                         5.900      04/01/2023    04/01/2008 A          156,764
-----------------------------------------------------------------------------------------------------------------------------------
      35,000   CA GO                                                         5.900      04/01/2023    04/01/2008 A           35,138
-----------------------------------------------------------------------------------------------------------------------------------
      75,000   CA GO                                                         5.900      03/01/2025    03/01/2008 A           75,143
-----------------------------------------------------------------------------------------------------------------------------------
      20,000   CA GO                                                         6.000      08/01/2010    02/01/2008 A           20,358
-----------------------------------------------------------------------------------------------------------------------------------
      10,000   CA GO                                                         6.000      05/01/2011    05/01/2008 A           10,085
-----------------------------------------------------------------------------------------------------------------------------------
      10,000   CA GO                                                         6.000      10/01/2014    04/01/2008 A           10,058
-----------------------------------------------------------------------------------------------------------------------------------
      20,000   CA GO                                                         6.000      08/01/2015    02/01/2008 A           20,348
-----------------------------------------------------------------------------------------------------------------------------------
      20,000   CA GO                                                         6.000      05/01/2018    05/01/2008 A           20,170
-----------------------------------------------------------------------------------------------------------------------------------
       5,000   CA GO                                                         6.000      08/01/2019    02/01/2008 A            5,074


             23 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

   PRINCIPAL                                                                                           EFFECTIVE
      AMOUNT                                                                COUPON        MATURITY     MATURITY*              VALUE
-----------------------------------------------------------------------------------------------------------------------------------
CALIFORNIA Continued
$     15,000   CA GO                                                         6.000%     10/01/2021    04/01/2008 A    $      15,076
-----------------------------------------------------------------------------------------------------------------------------------
      40,000   CA GO                                                         6.000      08/01/2024    02/01/2008 A           40,535
-----------------------------------------------------------------------------------------------------------------------------------
     605,000   CA GO                                                         6.250      10/01/2019    04/01/2008 A          608,660
-----------------------------------------------------------------------------------------------------------------------------------
       5,000   CA GO                                                         6.800      11/01/2008    05/01/2008 A            5,053
-----------------------------------------------------------------------------------------------------------------------------------
     295,000   CA GO (Safe Drinking Water)                                   8.250      09/01/2010    03/01/2008 A          296,472
-----------------------------------------------------------------------------------------------------------------------------------
   1,505,000   CA Golden State Tobacco Securitization
               Corp.                                                         5.000      06/01/2017    06/01/2008 A        1,506,234
-----------------------------------------------------------------------------------------------------------------------------------
      25,000   CA Golden State Tobacco Securitization
               Corp.                                                         5.000      06/01/2020    06/01/2010 A           25,414
-----------------------------------------------------------------------------------------------------------------------------------
   4,380,000   CA Golden State Tobacco Securitization
               Corp.                                                         6.250      06/01/2033    09/11/2012 C        4,905,950
-----------------------------------------------------------------------------------------------------------------------------------
   3,115,000   CA Golden State Tobacco Securitization
               Corp.                                                         6.750      06/01/2039    06/01/2013 A        3,691,649
-----------------------------------------------------------------------------------------------------------------------------------
   5,000,000   CA Golden State Tobacco Securitization
               Corp. (TASC) 1                                                0.000 3    06/01/2037    05/22/2022 C        3,250,400
-----------------------------------------------------------------------------------------------------------------------------------
  25,525,000   CA Golden State Tobacco Securitization
               Corp. (TASC)                                                  4.500      06/01/2027    08/29/2012 B       23,404,638
-----------------------------------------------------------------------------------------------------------------------------------
      45,000   CA Golden State Tobacco Securitization
               Corp. (TASC)                                                  5.000      06/01/2015    06/01/2008 A           45,037
-----------------------------------------------------------------------------------------------------------------------------------
     855,000   CA Golden State Tobacco Securitization
               Corp. (TASC)                                                  5.000      06/01/2018    06/01/2008 A          857,847
-----------------------------------------------------------------------------------------------------------------------------------
   1,865,000   CA Golden State Tobacco Securitization
               Corp. (TASC)                                                  7.800      06/01/2042    06/01/2013 A        2,308,031
-----------------------------------------------------------------------------------------------------------------------------------
   2,900,000   CA Golden State Tobacco Securitization
               Corp. (TASC)                                                  7.875      06/01/2042    06/01/2013 A        3,599,074
-----------------------------------------------------------------------------------------------------------------------------------
   2,680,000   CA Golden State Tobacco Securitization
               Corp. (TASC)                                                  7.900      06/01/2042    06/01/2013 A        3,329,176
-----------------------------------------------------------------------------------------------------------------------------------
      10,000   CA Health Facilities Financing Authority
               (Catholic Healthcare West)                                    5.000      07/01/2011    07/01/2008 A           10,019
-----------------------------------------------------------------------------------------------------------------------------------
     145,000   CA Health Facilities Financing Authority
               (Catholic Healthcare West)                                    5.000      07/01/2021    07/01/2008 A          145,167
-----------------------------------------------------------------------------------------------------------------------------------
      15,000   CA Health Facilities Financing Authority
               (Catholic Healthcare West)                                    5.125      07/01/2024    07/01/2009 A           15,315
-----------------------------------------------------------------------------------------------------------------------------------
     160,000   CA Health Facilities Financing Authority
               (Catholic Healthcare West)                                    5.250      07/01/2023    07/01/2008 A          161,147
-----------------------------------------------------------------------------------------------------------------------------------
      30,000   CA Health Facilities Financing Authority
               (Catholic Healthcare West)                                    5.250      07/01/2023    07/01/2008 A           30,215
-----------------------------------------------------------------------------------------------------------------------------------
     160,000   CA Health Facilities Financing Authority
               (Catholic Healthcare West)                                    6.000      07/01/2013    07/01/2008 A          160,446
-----------------------------------------------------------------------------------------------------------------------------------
      60,000   CA Health Facilities Financing Authority
               (Cedars-Sinai Medical Center) 1                               5.250      08/01/2027    08/01/2008 A           61,267
-----------------------------------------------------------------------------------------------------------------------------------
      75,000   CA Health Facilities Financing Authority
               (Community Program)                                           7.200      01/01/2012    02/01/2008 A           75,433
-----------------------------------------------------------------------------------------------------------------------------------
      50,000   CA Health Facilities Financing Authority
               (Downey Community Hospital)                                   5.750      05/15/2015    08/04/2012 B           49,717


             24 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

   PRINCIPAL                                                                                           EFFECTIVE
      AMOUNT                                                                COUPON        MATURITY     MATURITY*              VALUE
-----------------------------------------------------------------------------------------------------------------------------------
CALIFORNIA Continued
$     25,000   CA Health Facilities Financing Authority
               (Fellowship Homes)                                            6.000%     09/01/2019    03/01/2008 A    $      25,243
-----------------------------------------------------------------------------------------------------------------------------------
   2,500,000   CA Health Facilities Financing Authority
               (Kaiser Permanente) 1                                         5.500      06/01/2022    06/01/2008 A        2,568,975
-----------------------------------------------------------------------------------------------------------------------------------
     115,000   CA Health Facilities Financing Authority
               (Marshall Hospital)                                           5.000      11/01/2018    05/01/2008 A          115,098
-----------------------------------------------------------------------------------------------------------------------------------
      80,000   CA Health Facilities Financing Authority
               (Marshall Hospital)                                           5.125      11/01/2012    05/01/2008 A           80,134
-----------------------------------------------------------------------------------------------------------------------------------
      20,000   CA Health Facilities Financing Authority
               (Mercy Senior Hsg.)                                           5.800      12/01/2018    06/01/2008 A           20,030
-----------------------------------------------------------------------------------------------------------------------------------
      30,000   CA Health Facilities Financing Authority
               (Providence Health System-Southern
               California)                                                   5.500      10/01/2013    04/01/2008 A           30,369
-----------------------------------------------------------------------------------------------------------------------------------
      40,000   CA Health Facilities Financing Authority
               (San Fernando Valley Community Mental
               Health Center)                                                5.250      06/01/2023    06/01/2008 A           40,228
-----------------------------------------------------------------------------------------------------------------------------------
      50,000   CA Health Facilities Financing Authority
               (Sunny View Lutheran Home)                                    5.100      01/01/2024    01/01/2010 A           50,528
-----------------------------------------------------------------------------------------------------------------------------------
       5,000   CA Health Facilities Financing Authority
               (Sutter Health)                                               5.000      08/15/2017    02/15/2008 A            5,110
-----------------------------------------------------------------------------------------------------------------------------------
     135,000   CA Health Facilities Financing Authority
               (Sutter Health)                                               5.125      08/15/2022    08/15/2008 A          137,876
-----------------------------------------------------------------------------------------------------------------------------------
      25,000   CA Health Facilities Financing Authority
               (Sutter Health)                                               5.250      08/15/2027    02/15/2008 A           25,533
-----------------------------------------------------------------------------------------------------------------------------------
      30,000   CA Health Facilities Financing Authority
               (Sutter Health)                                               5.375      08/15/2030    08/15/2008 A           30,564
-----------------------------------------------------------------------------------------------------------------------------------
      10,000   CA HFA                                                        5.650      02/01/2008    02/01/2008 A           10,000
-----------------------------------------------------------------------------------------------------------------------------------
      40,000   CA HFA                                                        8.037 2    08/01/2015    04/14/2011 B           21,507
-----------------------------------------------------------------------------------------------------------------------------------
     125,000   CA HFA                                                        8.277 2    02/01/2015    02/11/2011 B           74,623
-----------------------------------------------------------------------------------------------------------------------------------
      55,000   CA HFA (Multifamily Hsg.)                                     5.375      08/01/2028    02/01/2011 A           55,400
-----------------------------------------------------------------------------------------------------------------------------------
      35,000   CA HFA (Multifamily Hsg.)                                     5.375      02/01/2036    02/01/2011 A           35,154
-----------------------------------------------------------------------------------------------------------------------------------
      15,000   CA HFA (Multifamily Hsg.)                                     5.400      08/01/2018    08/01/2008 A           15,290
-----------------------------------------------------------------------------------------------------------------------------------
      40,000   CA HFA (Multifamily Hsg.)                                     5.400      08/01/2018    08/01/2008 A           40,774
-----------------------------------------------------------------------------------------------------------------------------------
     445,000   CA HFA (Multifamily Hsg.) 1                                   5.450      08/01/2028    08/01/2010 A          448,355
-----------------------------------------------------------------------------------------------------------------------------------
      85,000   CA HFA (Multifamily Hsg.) 1                                   5.850      02/01/2010    02/01/2008 A           85,941
-----------------------------------------------------------------------------------------------------------------------------------
     550,000   CA HFA (Multifamily Hsg.) 1                                   5.950      08/01/2028    02/01/2009 A          556,100
-----------------------------------------------------------------------------------------------------------------------------------
     320,000   CA HFA (Multifamily Hsg.) 1                                   6.050      08/01/2016    02/01/2008 A          327,613
-----------------------------------------------------------------------------------------------------------------------------------
      80,000   CA HFA (Multifamily Hsg.)                                     6.050      08/01/2027    08/01/2008 A           82,115
-----------------------------------------------------------------------------------------------------------------------------------
      25,000   CA HFA (Multifamily Hsg.)                                     6.050      08/01/2038    02/01/2009 A           25,194
-----------------------------------------------------------------------------------------------------------------------------------
   2,155,000   CA HFA (Multifamily Hsg.) 1                                   6.150      08/01/2022    02/01/2008 A        2,198,574
-----------------------------------------------------------------------------------------------------------------------------------
      25,000   CA HFA (Multifamily Hsg.), Series B                           5.500      08/01/2039    08/01/2010 A           25,109
-----------------------------------------------------------------------------------------------------------------------------------
      15,000   CA HFA (Single Family Mtg.)                                   5.400      08/01/2028    02/01/2010 A           15,308
-----------------------------------------------------------------------------------------------------------------------------------
      10,000   CA HFA (Single Family Mtg.), Series A                         5.300      08/01/2018    02/01/2010 A           10,096


             25 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

   PRINCIPAL                                                                                           EFFECTIVE
      AMOUNT                                                                COUPON        MATURITY     MATURITY*              VALUE
-----------------------------------------------------------------------------------------------------------------------------------
CALIFORNIA Continued
$  1,245,000   CA Infrastructure & Economic Devel.
               (Copia: The American Center for Wine,
               Food and the Arts)                                            5.350% 2   12/01/2019    12/01/2019      $     526,610
-----------------------------------------------------------------------------------------------------------------------------------
   1,320,000   CA Infrastructure & Economic Devel.
               (Copia: The American Center for Wine,
               Food and the Arts)                                            5.400 2    12/01/2020    12/01/2020            515,975
-----------------------------------------------------------------------------------------------------------------------------------
   3,235,000   CA Infrastructure & Economic Devel.
               (Copia: The American Center for Wine,
               Food and the Arts)                                            5.420 2    12/01/2021    12/01/2021          1,164,374
-----------------------------------------------------------------------------------------------------------------------------------
      15,000   CA Infrastructure & Economic Devel.
               (Stockton Port District)                                      5.375      07/01/2022    02/23/2020 B           14,055
-----------------------------------------------------------------------------------------------------------------------------------
      50,000   CA Infrastructure & Economic Devel.
               (Stockton Port District)                                      5.500      07/01/2032    06/08/2028 B           44,336
-----------------------------------------------------------------------------------------------------------------------------------
  17,500,000   CA Inland Empire Tobacco Securitization
               Authority (TASC) 1                                            4.625      06/01/2021    06/23/2013 B       16,499,525
-----------------------------------------------------------------------------------------------------------------------------------
     235,000   CA Intercommunity Hospital Financing
               Authority COP                                                 5.250      11/01/2019    11/01/2010 A          235,545
-----------------------------------------------------------------------------------------------------------------------------------
      10,000   CA Loan Purchasing Finance Authority                          5.500      10/01/2008    04/01/2008 A           10,027
-----------------------------------------------------------------------------------------------------------------------------------
      70,000   CA Loan Purchasing Finance Authority                          5.600      10/01/2014    04/01/2008 A           70,187
-----------------------------------------------------------------------------------------------------------------------------------
      35,000   CA M-S-R Public Power Agency (San Juan)                       6.000      07/01/2022    07/01/2008 A           39,563
-----------------------------------------------------------------------------------------------------------------------------------
      10,000   CA Maritime Infrastructure Authority
               (Santa Cruz Port District)                                    5.750      05/01/2024    05/01/2014 A           10,127
-----------------------------------------------------------------------------------------------------------------------------------
      90,000   CA Mobilehome Park Financing Authority
               (Palomar Estates East & West)                                 5.250      03/15/2034    01/28/2030 B           79,054
-----------------------------------------------------------------------------------------------------------------------------------
      25,000   CA Padre Dam Municipal Water District
               COP                                                           5.500      10/01/2016    10/01/2008 A           25,367
-----------------------------------------------------------------------------------------------------------------------------------
   1,350,000   CA Pollution Control Financing Authority
               (Browning-Ferris Industries)                                  6.750      09/01/2019    03/01/2008 A        1,350,108
-----------------------------------------------------------------------------------------------------------------------------------
      30,000   CA Pollution Control Financing Authority
               (Sacramento Biosolids Facility)                               5.300      12/01/2017    06/24/2016 B           28,745
-----------------------------------------------------------------------------------------------------------------------------------
     240,000   CA Pollution Control Financing Authority
               (Sacramento Biosolids Facility)                               5.500      12/01/2024    07/27/2022 B          218,952
-----------------------------------------------------------------------------------------------------------------------------------
     190,000   CA Pollution Control Financing Authority
               (San Diego Gas & Electric Company)                            5.850      06/01/2021    06/01/2008 A          190,255
-----------------------------------------------------------------------------------------------------------------------------------
     150,000   CA Pollution Control Financing Authority
               (San Diego Gas & Electric Company)                            5.850      06/01/2021    06/01/2008 A          150,164
-----------------------------------------------------------------------------------------------------------------------------------
     805,000   CA Pollution Control Financing Authority
               (San Diego Gas & Electric Company) 1                          5.850      06/01/2021    06/01/2008 A          806,151
-----------------------------------------------------------------------------------------------------------------------------------
      20,000   CA Pollution Control Financing Authority
               (Southern California Edison Company)                          5.550      09/01/2031    09/01/2009 A           20,575
-----------------------------------------------------------------------------------------------------------------------------------
     360,000   CA Pollution Control Financing Authority
               (Southern California Water Company) 1                         5.500      12/01/2026    06/01/2008 A          360,360
-----------------------------------------------------------------------------------------------------------------------------------
  11,260,000   CA Pollution Control Financing Authority
               (Pacific Gas & Electric Company) 4                            5.350      12/01/2016    04/01/2011 A       11,952,040
-----------------------------------------------------------------------------------------------------------------------------------
      10,000   CA Port of Oakland, Series N                                  5.000      11/01/2022    11/01/2012 A           10,233


             26 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

   PRINCIPAL                                                                                           EFFECTIVE
      AMOUNT                                                                COUPON        MATURITY     MATURITY*              VALUE
-----------------------------------------------------------------------------------------------------------------------------------
CALIFORNIA Continued
$    150,000   CA Public Works                                               5.250%     12/01/2013    06/01/2008 A    $     150,324
-----------------------------------------------------------------------------------------------------------------------------------
     115,000   CA Public Works (California Community
               College)                                                      5.375      03/01/2011    03/01/2008 A          115,266
-----------------------------------------------------------------------------------------------------------------------------------
      45,000   CA Public Works (California Science Center)                   5.250      10/01/2017    04/01/2008 A           45,991
-----------------------------------------------------------------------------------------------------------------------------------
      25,000   CA Public Works (Dept. of Corrections)                        5.000      09/01/2021    09/01/2008 A           25,507
-----------------------------------------------------------------------------------------------------------------------------------
     175,000   CA Public Works (Dept. of Food &
               Agriculture)                                                  5.400      06/01/2013    06/01/2008 A          175,390
-----------------------------------------------------------------------------------------------------------------------------------
     185,000   CA Public Works (State Universities)                          5.250      12/01/2013    06/01/2008 A          185,389
-----------------------------------------------------------------------------------------------------------------------------------
     565,000   CA Public Works (State Universities)                          5.500      12/01/2018    06/01/2008 A          565,797
-----------------------------------------------------------------------------------------------------------------------------------
     100,000   CA Public Works (Various Community
               Colleges)                                                     5.375      03/01/2013    03/01/2008 A          100,231
-----------------------------------------------------------------------------------------------------------------------------------
      25,000   CA Public Works (Various Community
               Colleges)                                                     5.375      03/01/2014    03/01/2008 A           25,060
-----------------------------------------------------------------------------------------------------------------------------------
      20,000   CA Public Works (Various Community
               Colleges)                                                     5.500      09/01/2011    03/01/2008 A           20,246
-----------------------------------------------------------------------------------------------------------------------------------
      50,000   CA Public Works (Various Community
               Colleges)                                                     5.600      04/01/2014    04/01/2008 A           51,119
-----------------------------------------------------------------------------------------------------------------------------------
      30,000   CA Public Works (Various Community
               Colleges)                                                     5.625      03/01/2016    03/01/2008 A           30,076
-----------------------------------------------------------------------------------------------------------------------------------
   3,050,000   CA Public Works (Various Community
               Colleges)                                                     5.625      03/01/2016    03/01/2008 A        3,057,717
-----------------------------------------------------------------------------------------------------------------------------------
     240,000   CA Public Works (Various Community
               Colleges)                                                     5.625      03/01/2019    03/01/2008 A          240,494
-----------------------------------------------------------------------------------------------------------------------------------
     600,000   CA Public Works (Various Community
               Colleges)                                                     5.875      10/01/2008    04/01/2008 A          601,668
-----------------------------------------------------------------------------------------------------------------------------------
      50,000   CA Public Works (Various Community
               Colleges)                                                     5.875      10/01/2008    04/01/2008 A           50,151
-----------------------------------------------------------------------------------------------------------------------------------
      25,000   CA Public Works (Various State Universities)                  5.375      12/01/2019    06/01/2008 A           25,543
-----------------------------------------------------------------------------------------------------------------------------------
      50,000   CA Public Works (Various State Universities)                  5.400      10/01/2022    04/01/2008 A           50,687
-----------------------------------------------------------------------------------------------------------------------------------
      10,000   CA Public Works (Various State Universities)                  5.500      09/01/2015    03/01/2008 A           10,223
-----------------------------------------------------------------------------------------------------------------------------------
       5,000   CA Resource Efficiency Financing Authority
               COP                                                           5.500      04/01/2017    04/01/2008 A            5,112
-----------------------------------------------------------------------------------------------------------------------------------
      85,000   CA River Highlands Community Services
               District                                                      7.750      09/02/2020    03/02/2008 A           85,162
-----------------------------------------------------------------------------------------------------------------------------------
      20,000   CA River Highlands Community Services
               District                                                      8.125      09/02/2020    03/02/2008 A           20,041
-----------------------------------------------------------------------------------------------------------------------------------
   2,750,000   CA Rural Home Mtg. Finance Authority
               (Single Family Mtg.)                                          5.500      02/01/2043    02/01/2021 A        2,944,398
-----------------------------------------------------------------------------------------------------------------------------------
   1,000,000   CA Rural Home Mtg. Finance Authority
               (Single Family Mtg.)                                          5.700      02/01/2033    02/01/2021 A        1,092,230
-----------------------------------------------------------------------------------------------------------------------------------
   1,980,000   CA Rural Home Mtg. Finance Authority
               (Single Family Mtg.)                                          5.750      02/01/2044    06/30/2013 A        2,143,192
-----------------------------------------------------------------------------------------------------------------------------------
      20,000   CA Rural Home Mtg. Finance Authority
               (Single Family Mtg.)                                          7.500      08/01/2027    08/25/2020 B           20,423


             27 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

   PRINCIPAL                                                                                           EFFECTIVE
      AMOUNT                                                                COUPON        MATURITY     MATURITY*              VALUE
-----------------------------------------------------------------------------------------------------------------------------------
CALIFORNIA Continued
$    230,000   CA Rural Home Mtg. Finance Authority
               (Single Family Mtg.), Series A                                6.350%     12/01/2029    10/01/2008 C    $     237,427
-----------------------------------------------------------------------------------------------------------------------------------
     115,000   CA Rural Home Mtg. Finance Authority
               (Single Family Mtg.), Series A                                7.000      09/01/2029    03/01/2010 C          117,207
-----------------------------------------------------------------------------------------------------------------------------------
      75,000   CA Sierra View Local Health Care District                     5.250      07/01/2018    07/01/2009 A           75,357
-----------------------------------------------------------------------------------------------------------------------------------
   6,000,000   CA Sierra View Local Health Care District 1                   5.400      07/01/2022    07/01/2009 A        6,072,420
-----------------------------------------------------------------------------------------------------------------------------------
      25,000   CA Statewide CDA                                              6.625      09/01/2027    09/01/2008 A           25,023
-----------------------------------------------------------------------------------------------------------------------------------
      45,000   CA Statewide CDA (Arc of San Diego) COP                       5.625      05/01/2021    05/01/2008 A           45,980
-----------------------------------------------------------------------------------------------------------------------------------
     100,000   CA Statewide CDA (Bouquet Canyon)                             5.300      07/01/2018    07/01/2010 A          101,935
-----------------------------------------------------------------------------------------------------------------------------------
     120,000   CA Statewide CDA (California Odd Fellow
               Hsg.)                                                         5.375      10/01/2013    04/01/2008 A          120,211
-----------------------------------------------------------------------------------------------------------------------------------
     110,000   CA Statewide CDA (California Odd Fellow
               Hsg.)                                                         5.500      10/01/2023    04/01/2008 A          110,099
-----------------------------------------------------------------------------------------------------------------------------------
   1,000,000   CA Statewide CDA (Citrus Valley Health
               Partners/Citrus Valley Medical Center/Foothill
               Hospital Obligated Group) COP                                 5.500      04/01/2013    04/01/2008 A        1,014,640
-----------------------------------------------------------------------------------------------------------------------------------
   4,000,000   CA Statewide CDA (Del Nido Apartments)                        5.550      05/01/2028    11/01/2008 A        4,128,440
-----------------------------------------------------------------------------------------------------------------------------------
     160,000   CA Statewide CDA (East Campus
               Apartments)                                                   5.500      08/01/2022    05/12/2019 B          155,565
-----------------------------------------------------------------------------------------------------------------------------------
     500,000   CA Statewide CDA (East Tabor Apartments)                      6.850      08/20/2036    02/20/2011 A          542,705
-----------------------------------------------------------------------------------------------------------------------------------
      75,000   CA Statewide CDA (Eastfield Ming Quong)                       5.625      06/01/2020    06/01/2008 A           75,644
-----------------------------------------------------------------------------------------------------------------------------------
      45,000   CA Statewide CDA (Escrow Term)                                6.750      09/01/2037    09/01/2014 A           47,359
-----------------------------------------------------------------------------------------------------------------------------------
     250,000   CA Statewide CDA (Fairfield Apartments)                       6.500      01/01/2016    12/22/2011 B          256,425
-----------------------------------------------------------------------------------------------------------------------------------
     575,000   CA Statewide CDA (Family House & Hsg.
               Foundation-Torrence I) 1                                      7.000      04/20/2036    04/20/2011 A          639,343
-----------------------------------------------------------------------------------------------------------------------------------
      10,000   CA Statewide CDA (GP Steinbeck)                               5.700      09/20/2019    09/20/2014 A           10,637
-----------------------------------------------------------------------------------------------------------------------------------
      85,000   CA Statewide CDA (GP Steinbeck)                               5.897 2    09/20/2027    09/20/2014 A           26,778
-----------------------------------------------------------------------------------------------------------------------------------
     135,000   CA Statewide CDA (John Muir/Mt. Diablo
               Health System)                                                5.250      08/15/2027    02/15/2008 A          137,854
-----------------------------------------------------------------------------------------------------------------------------------
     400,000   CA Statewide CDA (Kaiser Permanente)                          5.300      12/01/2015    06/01/2008 A          422,904
-----------------------------------------------------------------------------------------------------------------------------------
     250,000   CA Statewide CDA (Live Oak School)                            6.750      10/01/2030    10/01/2011 A          261,163
-----------------------------------------------------------------------------------------------------------------------------------
      25,000   CA Statewide CDA (Methodist Hospital of
               Southern California)                                          5.500      07/01/2010    07/01/2008 A           25,314
-----------------------------------------------------------------------------------------------------------------------------------
     100,000   CA Statewide CDA (Multifamily)                                5.696 2    09/20/2021    09/20/2014 A           46,035
-----------------------------------------------------------------------------------------------------------------------------------
     100,000   CA Statewide CDA (Multifamily)                                5.744 2    09/20/2023    09/20/2014 A           40,415
-----------------------------------------------------------------------------------------------------------------------------------
     200,000   CA Statewide CDA (Quail Ridge
               Apartments)                                                   5.375      07/01/2032    11/26/2029 B          190,844
-----------------------------------------------------------------------------------------------------------------------------------
     430,000   CA Statewide CDA (Rio Bravo)                                  6.300      12/01/2018    02/19/2014 B          409,390
-----------------------------------------------------------------------------------------------------------------------------------
     560,000   CA Statewide CDA (Sycamore)                                   6.000      03/20/2038    03/20/2016 A          595,134
-----------------------------------------------------------------------------------------------------------------------------------
      25,000   CA Statewide CDA Community Facilities
               District                                                      6.350      09/01/2021    09/01/2012 A           26,504
-----------------------------------------------------------------------------------------------------------------------------------
       5,000   CA Statewide CDA COP (CVHP/CVMC/FH
               Obligated Group)                                              5.000      04/01/2018    04/01/2008 A            5,064


             28 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

   PRINCIPAL                                                                                           EFFECTIVE
      AMOUNT                                                                COUPON        MATURITY     MATURITY*              VALUE
-----------------------------------------------------------------------------------------------------------------------------------
CALIFORNIA Continued
$     45,000   CA Statewide CDA COP (CVHP/CVMC/FH
               Obligated Group)                                              5.125%     04/01/2023    04/01/2008 A    $      45,561
-----------------------------------------------------------------------------------------------------------------------------------
   1,000,000   CA Statewide CDA Linked PARS & INFLOS                         5.600 5    10/01/2011    04/28/2010 B        1,059,750
-----------------------------------------------------------------------------------------------------------------------------------
      45,000   CA Statewide CDA, Series B                                    6.900      07/01/2008    07/01/2008             45,115
-----------------------------------------------------------------------------------------------------------------------------------
     900,000   CA Statewide Financing Authority Tobacco
               Settlement (TASC)                                             5.625      05/01/2029    04/04/2011 C          892,206
-----------------------------------------------------------------------------------------------------------------------------------
   1,305,000   CA Statewide Financing Authority Tobacco
               Settlement (TASC)                                             5.625      05/01/2029    07/30/2010 C        1,293,699
-----------------------------------------------------------------------------------------------------------------------------------
     250,000   CA Statewide Financing Authority Tobacco
               Settlement (TASC)                                             6.000      05/01/2037    05/01/2012 A          250,205
-----------------------------------------------------------------------------------------------------------------------------------
     100,000   CA University (CSU Institute)                                 4.875      06/01/2008    06/01/2008            100,211
-----------------------------------------------------------------------------------------------------------------------------------
      50,000   CA Valley Health System COP 6,7                               6.875      05/15/2023    04/02/2017 C           29,250
-----------------------------------------------------------------------------------------------------------------------------------
     100,000   CA Valley Health System, Series A 6,7                         6.500      05/15/2025    05/21/2021 C           58,500
-----------------------------------------------------------------------------------------------------------------------------------
     500,000   CA Valley Health System, Series A 6                           6.500      05/15/2025    05/21/2021 B          292,500
-----------------------------------------------------------------------------------------------------------------------------------
     100,000   CA Veterans GO                                                4.700      12/01/2012    06/01/2008 A          100,118
-----------------------------------------------------------------------------------------------------------------------------------
     950,000   CA Veterans GO                                                5.125      12/01/2019    06/01/2008 A          950,656
-----------------------------------------------------------------------------------------------------------------------------------
     180,000   CA Veterans GO                                                5.300      12/01/2029    06/01/2008 A          180,058
-----------------------------------------------------------------------------------------------------------------------------------
   1,730,000   CA Veterans GO                                                5.400      12/01/2015    12/01/2008 A        1,783,803
-----------------------------------------------------------------------------------------------------------------------------------
   4,445,000   CA Veterans GO, Series BH 1                                   5.400      12/01/2014    12/01/2008 A        4,589,596
-----------------------------------------------------------------------------------------------------------------------------------
     310,000   CA Veterans GO, Series BH                                     5.400      12/01/2016    12/01/2009 A          319,647
-----------------------------------------------------------------------------------------------------------------------------------
      45,000   CA Veterans GO, Series BJ                                     5.700      12/01/2032    12/19/2008 A           45,303
-----------------------------------------------------------------------------------------------------------------------------------
     110,000   CA Veterans GO, Series BP                                     5.500      12/01/2026    06/01/2008 A          110,055
-----------------------------------------------------------------------------------------------------------------------------------
     180,000   CA Veterans GO, Series BR                                     5.250      12/01/2026    06/01/2008 A          180,068
-----------------------------------------------------------------------------------------------------------------------------------
      90,000   CA Veterans GO, Series BX                                     5.000      12/01/2014    06/01/2008 A           90,074
-----------------------------------------------------------------------------------------------------------------------------------
      10,000   CA Veterans GO, Series BX                                     5.450      12/01/2024    06/01/2008 A           10,018
-----------------------------------------------------------------------------------------------------------------------------------
     140,000   CA Veterans GO, Series BX                                     5.500      12/01/2031    06/01/2008 A          140,235
-----------------------------------------------------------------------------------------------------------------------------------
   6,610,000   CA Veterans GO, Series BZ                                     5.350      12/01/2021    06/01/2008 A        6,630,161
-----------------------------------------------------------------------------------------------------------------------------------
      75,000   CA Water Resource Devel. GO, Series N                         5.500      06/01/2011    06/01/2008 A           75,176
-----------------------------------------------------------------------------------------------------------------------------------
      10,000   CA Water Resource Devel. GO, Series P                         5.800      06/01/2011    06/01/2008 A           10,026
-----------------------------------------------------------------------------------------------------------------------------------
      25,000   CA Water Resource Devel. GO, Series P                         5.800      06/01/2014    06/01/2008 A           25,066
-----------------------------------------------------------------------------------------------------------------------------------
      50,000   CA Water Resource Devel. GO, Series Q                         5.000      03/01/2016    03/01/2008 A           50,092
-----------------------------------------------------------------------------------------------------------------------------------
     115,000   CA Western Hills Water District Special Tax
               (Diablo Grande Community Facilities No. 1)                    6.750      09/01/2022    09/01/2014 A          121,724
-----------------------------------------------------------------------------------------------------------------------------------
     120,000   CA Western Hills Water District Special Tax
               (Diablo Grande Community Facilities)                          6.000      09/01/2024    09/01/2014 A          120,932
-----------------------------------------------------------------------------------------------------------------------------------
      50,000   CA Western Hills Water District Special Tax
               (Diablo Grande Community Facilities)                          6.125      09/01/2031    09/01/2014 A           49,966
-----------------------------------------------------------------------------------------------------------------------------------
      45,000   CA Western Hills Water District Special Tax
               (Diablo Grande Community Facilities)                          6.875      09/01/2031    09/01/2009 A           46,158
-----------------------------------------------------------------------------------------------------------------------------------
     210,000   CA William S. Hart Union School District                      6.000      09/01/2027    09/01/2013 A          210,825
-----------------------------------------------------------------------------------------------------------------------------------
     140,000   CA Y/S School Facilities Financing Authority
               (Chula Vista Elementary School)                               5.000      09/01/2015    03/01/2008 A          143,060


             29 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

   PRINCIPAL                                                                                           EFFECTIVE
      AMOUNT                                                                COUPON        MATURITY     MATURITY*              VALUE
-----------------------------------------------------------------------------------------------------------------------------------
CALIFORNIA Continued
$     50,000   Calleguas-Las Virgines, CA Public Financing
               Authority Municipal Water District                            5.000%     11/01/2023    07/30/2010 C    $      51,110
-----------------------------------------------------------------------------------------------------------------------------------
      75,000   Camarillo, CA Hsg. (Park Glenn Apartments)                    5.400      03/01/2028    03/01/2008 A           75,014
-----------------------------------------------------------------------------------------------------------------------------------
      25,000   Campbell, CA Improvement Bond Act 1915
               (Dillon-Gilman Local Improvement District)                    7.150      09/02/2012    03/02/2008 A           25,809
-----------------------------------------------------------------------------------------------------------------------------------
      60,000   Camrosa, CA Water District                                    5.500      01/15/2011    07/15/2008 A           60,445
-----------------------------------------------------------------------------------------------------------------------------------
      40,000   Capistrano, CA Unified School District
               (Education & Support Facilities) COP                          5.250      12/01/2026    06/01/2008 A           40,221
-----------------------------------------------------------------------------------------------------------------------------------
      75,000   Capistrano, CA Unified School District
               (Las Flores)                                                  5.000      09/01/2023    09/01/2010 A           77,094
-----------------------------------------------------------------------------------------------------------------------------------
     130,000   Carlsbad, CA Hsg. and Redevel. Commission
               Tax Allocation                                                5.250      09/01/2019    03/01/2008 A          130,213
-----------------------------------------------------------------------------------------------------------------------------------
      80,000   Carlsbad, CA Improvement Bond Act 1915                        5.550      09/02/2028    08/29/2022 B           76,674
-----------------------------------------------------------------------------------------------------------------------------------
     120,000   Carlsbad, CA Improvement Bond Act 1915                        5.950      09/02/2025    09/02/2012 A          123,600
-----------------------------------------------------------------------------------------------------------------------------------
      30,000   Carlsbad, CA Improvement Bond Act 1915                        6.000      09/02/2022    03/01/2008 A           30,008
-----------------------------------------------------------------------------------------------------------------------------------
     125,000   Carlsbad, CA Unified School District COP
               (Aviara Oaks Middle School)                                   5.300      06/01/2022    06/01/2008 A          125,746
-----------------------------------------------------------------------------------------------------------------------------------
     105,000   Carson, CA Improvement Bond Act 1915                          7.375      09/02/2022    03/02/2008 A          105,154
-----------------------------------------------------------------------------------------------------------------------------------
      60,000   Castaic, CA Union School District
               Community Facilities District No. 92-1                        8.500      10/01/2013    04/01/2008 A           60,458
-----------------------------------------------------------------------------------------------------------------------------------
   2,750,000   Castaic, CA Union School District
               Community Facilities District No. 92-1 1                      9.000      10/01/2019    04/01/2008 A        2,765,868
-----------------------------------------------------------------------------------------------------------------------------------
      70,000   Cathedral City, CA Improvement Bond
               Act 1915                                                      5.950      09/02/2034    05/03/2032 B           69,122
-----------------------------------------------------------------------------------------------------------------------------------
      50,000   Cathedral City, CA Special Tax Community
               Facilities District No. 1                                     6.625      09/01/2023    09/01/2008 A           51,320
-----------------------------------------------------------------------------------------------------------------------------------
      50,000   Cathedral City, CA Special Tax Community
               Facilities District No. 1                                     6.700      09/01/2030    09/01/2008 A           51,334
-----------------------------------------------------------------------------------------------------------------------------------
      20,000   Central CA Unified School District                            5.625      03/01/2018    03/01/2008 A           20,045
-----------------------------------------------------------------------------------------------------------------------------------
      50,000   Central Contra Costa, CA Sanitation District                  5.000      09/01/2022    09/01/2010 A           52,420
-----------------------------------------------------------------------------------------------------------------------------------
     150,000   Central Valley, CA Financing Authority
               Cogeneration Project (Carson Ice)                             5.200      07/01/2020    07/01/2008 A          150,242
-----------------------------------------------------------------------------------------------------------------------------------
      35,000   Chico, CA Improvement Bond Act 1915
               (Mission Ranch)                                               6.625      09/02/2011    03/01/2008 A           36,139
-----------------------------------------------------------------------------------------------------------------------------------
      95,000   Chico, CA Improvement Bond Act 1915
               (Mission Ranch)                                               6.625      09/02/2012    03/01/2008 A           98,066
-----------------------------------------------------------------------------------------------------------------------------------
     100,000   Chico, CA Improvement Bond Act 1915
               (Mission Ranch)                                               6.625      09/02/2013    03/01/2008 A          103,211
-----------------------------------------------------------------------------------------------------------------------------------
      30,000   Chino Hills, CA Improvement Bond Act 1915                     7.500      09/02/2016    03/01/2008 A           30,954
-----------------------------------------------------------------------------------------------------------------------------------
       5,000   Chino Hills, CA Improvement Bond Act 1915                     7.600      09/02/2021    03/01/2008 A            5,157
-----------------------------------------------------------------------------------------------------------------------------------
      55,000   Chino, CA Community Facilities District
               Special Tax                                                   5.750      09/01/2034    10/11/2032 B           53,932
-----------------------------------------------------------------------------------------------------------------------------------
      25,000   Chowchilla, CA Improvement Bond Act 1915                      6.700      09/02/2027    09/02/2014 A           26,591


             30 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

   PRINCIPAL                                                                                           EFFECTIVE
      AMOUNT                                                                COUPON        MATURITY     MATURITY*              VALUE
-----------------------------------------------------------------------------------------------------------------------------------
CALIFORNIA Continued
$     55,000   Chula Vista, CA Community Facilities
               District (Eastlake Woods)                                     5.700%     09/01/2016    09/01/2013 A    $      57,176
-----------------------------------------------------------------------------------------------------------------------------------
      15,000   Chula Vista, CA Community Facilities
               District (Eastlake Woods)                                     6.100      09/01/2021    09/01/2011 A           15,620
-----------------------------------------------------------------------------------------------------------------------------------
      10,000   Chula Vista, CA Improvement Bond Act 1915
               Assessment District No. 94-1 (Eastlake)                       7.000      09/02/2015    03/02/2008 A           10,318
-----------------------------------------------------------------------------------------------------------------------------------
  12,500,000   Chula Vista, CA Industrial Devel. (San Diego
               Gas & Electric Company) 4                                     5.000      12/01/2027    12/01/2017 A       12,664,000
-----------------------------------------------------------------------------------------------------------------------------------
     240,000   Chula Vista, CA Redevel. Agency                               5.375      09/01/2029    03/01/2008 A          246,355
-----------------------------------------------------------------------------------------------------------------------------------
      60,000   Chula Vista, CA Special Tax                                   7.625      09/01/2029    09/01/2009 A           66,207
-----------------------------------------------------------------------------------------------------------------------------------
     800,000   Coalinga, CA Regional Medical Center COP                      5.000      09/01/2014    08/12/2011 B          829,696
-----------------------------------------------------------------------------------------------------------------------------------
      25,000   Colton, CA Community Facilities District
               Special Tax                                                   5.800      09/01/2018    03/01/2008 A           25,011
-----------------------------------------------------------------------------------------------------------------------------------
     175,000   Colton, CA Joint Unified School District                      5.700      09/01/2034    10/17/2030 B          166,964
-----------------------------------------------------------------------------------------------------------------------------------
      50,000   Colton, CA Joint Unified School District COP                  5.100      06/01/2020    06/01/2008 A           50,313
-----------------------------------------------------------------------------------------------------------------------------------
      45,000   Colton, CA Public Financing Authority                         5.300      08/01/2027    08/01/2008 A           46,237
-----------------------------------------------------------------------------------------------------------------------------------
      50,000   Colton, CA Public Financing Authority,
               Series B                                                      5.875      08/01/2027    08/01/2010 A           50,012
-----------------------------------------------------------------------------------------------------------------------------------
      20,000   Colton, CA Redevel. Agency (West Valley)                      6.375      09/01/2035    03/01/2008 A           20,004
-----------------------------------------------------------------------------------------------------------------------------------
   2,500,000   Compton, CA COP (Civic Center & Capital
               Improvement)                                                  5.500      09/01/2015    09/01/2008 A        2,549,000
-----------------------------------------------------------------------------------------------------------------------------------
      40,000   Concord, CA Joint Powers Financing
               Authority (Concord Police Facilities)                         5.250      08/01/2019    02/01/2008 A           40,039
-----------------------------------------------------------------------------------------------------------------------------------
      20,000   Contra Costa County, CA Public Financing
               Authority (Pleasant Hill Bart)                                5.125      08/01/2019    08/01/2011 A           20,407
-----------------------------------------------------------------------------------------------------------------------------------
   3,075,000   Contra Costa County, CA Special Tax
               Community Facilities District 1                               5.580      08/01/2016    06/28/2010 C        3,127,613
-----------------------------------------------------------------------------------------------------------------------------------
      25,000   Contra Costa, CA Community College
               District COP (Diablo Valley College)                          6.000      06/01/2021    06/01/2008 A           25,153
-----------------------------------------------------------------------------------------------------------------------------------
     100,000   Corona, CA Redevel. Agency Tax Allocation                     5.400      09/01/2011    09/01/2008 A          101,223
-----------------------------------------------------------------------------------------------------------------------------------
      25,000   Corona, CA Redevel. Agency Tax Allocation                     5.500      09/01/2016    03/01/2008 A           25,306
-----------------------------------------------------------------------------------------------------------------------------------
      15,000   Corona-Norco, CA Unified School District                      5.625      09/01/2033    01/09/2030 B           14,278
-----------------------------------------------------------------------------------------------------------------------------------
     100,000   Corona-Norco, CA Unified School District                      5.750      09/01/2014    03/01/2008 A          101,262
-----------------------------------------------------------------------------------------------------------------------------------
      20,000   Costa Mesa, CA COP                                            5.750      12/01/2012    12/01/2008 A           20,256
-----------------------------------------------------------------------------------------------------------------------------------
      55,000   Crescent City, CA Public Financing Authority                  7.750      09/15/2012    03/15/2008 A           55,297
-----------------------------------------------------------------------------------------------------------------------------------
      20,000   Cypress, CA Improvement Bond Act 1915
               (Business & Professional Center)                              5.700      09/02/2022    03/02/2008 A           20,000
-----------------------------------------------------------------------------------------------------------------------------------
      20,000   Davis, CA Joint Unified School District
               Special Tax                                                   5.300      08/15/2024    02/15/2008 A           20,217
-----------------------------------------------------------------------------------------------------------------------------------
      20,000   Davis, CA Public Facilities Financing
               Authority (Local Agency)                                      5.750      09/01/2029    09/01/2008 A           20,437
-----------------------------------------------------------------------------------------------------------------------------------
      10,000   Del Mar, CA Unified School District                           5.875      09/01/2029    10/13/2027 B            9,951
-----------------------------------------------------------------------------------------------------------------------------------
     300,000   Del Mar, CA Unified School District                           5.875      09/01/2038    01/19/2035 B          292,095
-----------------------------------------------------------------------------------------------------------------------------------
      45,000   Dixon, CA Public Financing Authority                          5.150      09/02/2020    03/02/2008 A           45,073


             31 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

   PRINCIPAL                                                                                           EFFECTIVE
      AMOUNT                                                                COUPON        MATURITY     MATURITY*              VALUE
-----------------------------------------------------------------------------------------------------------------------------------
CALIFORNIA Continued
$     40,000   Dixon, CA Public Financing Authority                          5.700%     09/02/2020    03/02/2008 A    $      40,007
-----------------------------------------------------------------------------------------------------------------------------------
     480,000   Downey, CA Community Devel. Commission
               Tax Allocation (Downey Redevel.)                              5.125      08/01/2020    02/01/2008 A          484,608
-----------------------------------------------------------------------------------------------------------------------------------
     245,000   Duarte, CA COP (Hope National Medical
               Center)                                                       5.250      04/01/2024    05/08/2022 B          241,962
-----------------------------------------------------------------------------------------------------------------------------------
     210,000   Duarte, CA Hsg. (Heritage Park Apartments)                    5.850      05/01/2030    05/01/2008 A          214,292
-----------------------------------------------------------------------------------------------------------------------------------
      30,000   East Bay, CA Municipal Utility District                       5.250      06/01/2018    06/01/2008 A           30,618
-----------------------------------------------------------------------------------------------------------------------------------
      10,000   East Bay, CA Municipal Utility District
               (Wastewater Treatment)                                        5.250      06/01/2017    06/01/2008 A           10,206
-----------------------------------------------------------------------------------------------------------------------------------
      25,000   East Side CA Union High School District                       5.250      09/01/2025    03/01/2008 A           25,289
-----------------------------------------------------------------------------------------------------------------------------------
      90,000   Eastern CA Municipal Water District
               Community Facilities Special Tax (Crown
               Valley Village)                                               5.500      09/01/2028    09/14/2027 B           85,685
-----------------------------------------------------------------------------------------------------------------------------------
      65,000   Eastern CA Municipal Water District
               Community Facilities Special Tax (Crown
               Valley Village)                                               5.625      09/01/2034    04/30/2032 B           61,326
-----------------------------------------------------------------------------------------------------------------------------------
      50,000   Eastern CA Municipal Water District
               Community Facilities Special Tax
               (Promontory Park)                                             5.500      09/01/2024    03/24/2023 B           49,065
-----------------------------------------------------------------------------------------------------------------------------------
      15,000   Eastern CA Municipal Water District
               Improvement Bond Act 1915                                     5.750      09/02/2020    09/02/2012 A           15,207
-----------------------------------------------------------------------------------------------------------------------------------
     140,000   El Dorado County, CA Special Tax                              6.250      09/01/2029    09/01/2009 A          142,815
-----------------------------------------------------------------------------------------------------------------------------------
      25,000   Emeryville, CA Public Financing Authority                     6.100      09/01/2012    03/01/2008 A           25,061
-----------------------------------------------------------------------------------------------------------------------------------
     145,000   Emeryville, CA Public Financing Authority                     6.200      09/01/2025    03/01/2008 A          145,112
-----------------------------------------------------------------------------------------------------------------------------------
      20,000   Encinitas, CA Improvement Bond Act 1915                       6.900      09/02/2017    03/01/2008 A           21,731
-----------------------------------------------------------------------------------------------------------------------------------
     105,000   Etiwanda, CA School District Special Tax                      5.900      09/01/2031    09/01/2009 A          112,836
-----------------------------------------------------------------------------------------------------------------------------------
      15,000   Etiwanda, CA School District Special Tax                      6.000      09/01/2018    09/01/2012 A           15,345
-----------------------------------------------------------------------------------------------------------------------------------
      20,000   Etiwanda, CA School District Special Tax                      6.250      09/01/2022    03/01/2008 A           20,465
-----------------------------------------------------------------------------------------------------------------------------------
      85,000   Etiwanda, CA School District Special Tax                      6.300      09/01/2023    03/01/2008 A           86,979
-----------------------------------------------------------------------------------------------------------------------------------
      50,000   Etiwanda, CA School District Special Tax                      6.400      09/01/2032    03/01/2008 A           51,168
-----------------------------------------------------------------------------------------------------------------------------------
      50,000   Fairfax, CA GO                                                6.100      08/01/2025    02/01/2008 A           51,115
-----------------------------------------------------------------------------------------------------------------------------------
      25,000   Fairfield, CA Improvement Bond Act 1915
               (Green Valley Road/Mangels Blvd.)                             7.200      09/02/2009    03/02/2008 A           25,819
-----------------------------------------------------------------------------------------------------------------------------------
       5,000   Fairfield, CA Improvement Bond Act 1915
               (Green Valley Road/Mangels Blvd.)                             7.375      09/02/2018    03/02/2008 A            5,158
-----------------------------------------------------------------------------------------------------------------------------------
      15,000   Florin, CA Resource Conservation District
               COP 6                                                         6.000      02/01/2029    02/01/2015 A           15,030
-----------------------------------------------------------------------------------------------------------------------------------
      10,000   Folsom, CA Improvement Bond Act 1915                          6.500      09/02/2013    03/02/2008 A           10,018
-----------------------------------------------------------------------------------------------------------------------------------
      20,000   Folsom, CA Public Financing Authority                         5.000      11/01/2028    11/01/2008 A           20,172
-----------------------------------------------------------------------------------------------------------------------------------
      25,000   Folsom, CA Public Financing Authority                         5.400      09/02/2020    08/14/2017 B           24,830
-----------------------------------------------------------------------------------------------------------------------------------
      25,000   Folsom, CA Public Financing Authority                         5.625      09/02/2020    03/02/2011 A           25,217
-----------------------------------------------------------------------------------------------------------------------------------
      30,000   Folsom, CA Public Financing Authority                         6.400      09/02/2009    03/02/2008 A           30,069
-----------------------------------------------------------------------------------------------------------------------------------
      10,000   Folsom, CA Public Financing Authority                         6.875      09/02/2019    03/02/2008 A           10,016


             32 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

   PRINCIPAL                                                                                           EFFECTIVE
      AMOUNT                                                                COUPON        MATURITY     MATURITY*              VALUE
-----------------------------------------------------------------------------------------------------------------------------------
CALIFORNIA Continued
$     25,000   Folsom, CA Public Financing Authority                         7.200%     09/02/2019    03/02/2008 A    $      25,040
-----------------------------------------------------------------------------------------------------------------------------------
      30,000   Folsom, CA Special Tax Community Facilities
               District No. 7                                                6.000      09/01/2024    09/01/2011 A           30,378
-----------------------------------------------------------------------------------------------------------------------------------
     265,000   Fontana, CA Special Tax (Citrus)                              5.000      09/01/2020    09/01/2020            252,489
-----------------------------------------------------------------------------------------------------------------------------------
     140,000   Fontana, CA Special Tax (Sierra Hills)                        6.000      09/01/2034    12/22/2030 B          138,251
-----------------------------------------------------------------------------------------------------------------------------------
      10,000   Fontana, CA Special Tax Community Facilities
               District No. 4                                                7.125      10/01/2015    04/01/2008 A           10,041
-----------------------------------------------------------------------------------------------------------------------------------
      25,000   Fowler, CA Public Financing Authority                         6.750      09/15/2023    09/15/2009 A           25,927
-----------------------------------------------------------------------------------------------------------------------------------
      30,000   Fremont, CA Unified School District                           5.250      09/01/2016    03/01/2008 A           30,664
-----------------------------------------------------------------------------------------------------------------------------------
      25,000   Fresno, CA Unified School District COP                        4.625      05/01/2011    05/01/2008 A           25,129
-----------------------------------------------------------------------------------------------------------------------------------
     100,000   Fresno, CA Water System, Series A                             5.000      06/01/2024    06/01/2008 A          101,473
-----------------------------------------------------------------------------------------------------------------------------------
      25,000   Fullerton, CA Community Facilities District
               No. 1 Special Tax (Amerige Heights)                           6.200      09/01/2032    09/01/2012 A           25,714
-----------------------------------------------------------------------------------------------------------------------------------
      80,000   Fullerton, CA School District Special Tax                     6.300      09/01/2023    09/01/2013 A           84,302
-----------------------------------------------------------------------------------------------------------------------------------
      10,000   Galt, CA Improvement Bond Act 1915                            5.900      09/02/2022    03/02/2008 A           10,302
-----------------------------------------------------------------------------------------------------------------------------------
      50,000   Garden Grove, CA COP (Bahia Village/
               Emerald Isle)                                                 5.700      08/01/2023    02/01/2008 A           50,229
-----------------------------------------------------------------------------------------------------------------------------------
      50,000   Garden Grove, CA Hsg. Authority (Rose
               Garden)                                                       6.375      07/01/2012    07/01/2008 A           50,350
-----------------------------------------------------------------------------------------------------------------------------------
      20,000   Granada, CA Sanitation District Improvement
               Bond Act 1915                                                 6.125      09/02/2022    03/02/2011 A           20,446
-----------------------------------------------------------------------------------------------------------------------------------
     950,000   Grass Valley, CA Redevel. Agency Tax
               Allocation                                                    6.400      12/01/2034    12/01/2008 A          986,537
-----------------------------------------------------------------------------------------------------------------------------------
      10,000   Hawthorne, CA Community Redevel.
               Agency                                                        6.600      10/01/2019    04/01/2008 A           10,318
-----------------------------------------------------------------------------------------------------------------------------------
      10,000   Hawthorne, CA Community Redevel.
               Agency Special Tax                                            6.450      10/01/2017    04/01/2008 A           10,318
-----------------------------------------------------------------------------------------------------------------------------------
     880,000   Hawthorne, CA Community Redevel.
               Agency Special Tax                                            6.750      10/01/2025    10/01/2012 A          907,755
-----------------------------------------------------------------------------------------------------------------------------------
     145,000   Hawthorne, CA Parking Authority                               8.000      09/01/2015    03/01/2008 A          149,351
-----------------------------------------------------------------------------------------------------------------------------------
     135,000   Hawthorne, CA Parking Authority                               8.125      09/01/2019    03/01/2008 A          135,917
-----------------------------------------------------------------------------------------------------------------------------------
      45,000   Hayward, CA Improvement Bond Act 1915                         7.100      09/02/2018    03/02/2008 A           45,069
-----------------------------------------------------------------------------------------------------------------------------------
      50,000   Hayward, CA Public Finance Authority
               (Hayward Water System)                                        5.000      06/01/2011    06/01/2008 A           50,097
-----------------------------------------------------------------------------------------------------------------------------------
      50,000   Hayward, CA Public Finance Authority
               (Hayward Water System)                                        5.100      06/01/2013    06/01/2008 A           50,100
-----------------------------------------------------------------------------------------------------------------------------------
      40,000   Healdsburg, CA Community Redevel.
               Agency (Sotoyome Community Devel.)                            5.250      12/01/2025    06/01/2008 A           40,048
-----------------------------------------------------------------------------------------------------------------------------------
   2,000,000   Hesperia, CA Public Financing Authority,
               Tranche A                                                     6.250      09/01/2035    03/01/2008 A        2,000,140
-----------------------------------------------------------------------------------------------------------------------------------
   2,250,000   Hi-Desert, CA Memorial Health Care
               District                                                      5.500      10/01/2015    10/01/2008 A        2,264,603
-----------------------------------------------------------------------------------------------------------------------------------
      10,000   Hollister, CA Improvement Bond Act 1915                       7.125      09/02/2022    03/02/2008 A           10,313


             33 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

   PRINCIPAL                                                                                           EFFECTIVE
      AMOUNT                                                                COUPON        MATURITY     MATURITY*              VALUE
-----------------------------------------------------------------------------------------------------------------------------------
CALIFORNIA Continued
$     15,000   Huntington Beach, CA Community Facilities
               District                                                      5.400%     10/01/2020    10/01/2011 A    $      15,466
-----------------------------------------------------------------------------------------------------------------------------------
      20,000   Huntington Beach, CA Community Facilities
               District Special Tax                                          6.250      09/01/2027    09/01/2012 A           20,304
-----------------------------------------------------------------------------------------------------------------------------------
      25,000   Huntington Beach, CA Public Financing
               Authority                                                     5.500      12/15/2022    06/15/2008 A           25,298
-----------------------------------------------------------------------------------------------------------------------------------
      10,000   Huntington Beach, CA Public Financing
               Authority                                                     5.500      12/15/2027    06/15/2008 A           10,117
-----------------------------------------------------------------------------------------------------------------------------------
      35,000   Imperial County, CA Special Tax                               6.500      09/01/2031    09/01/2009 A           35,888
-----------------------------------------------------------------------------------------------------------------------------------
      50,000   Indio, CA Community Facilities District
               Special Tax (Talavera)                                        5.000      09/01/2017    09/01/2017             49,791
-----------------------------------------------------------------------------------------------------------------------------------
     100,000   Indio, CA Hsg. (Olive Court Apartments)                       6.375      12/01/2026    12/01/2009 A          101,685
-----------------------------------------------------------------------------------------------------------------------------------
      20,000   Indio, CA Improvement Bond Act 1915                           6.350      09/02/2027    09/02/2012 A           20,586
-----------------------------------------------------------------------------------------------------------------------------------
      20,000   Indio, CA Improvement Bond Act 1915                           6.375      09/02/2027    09/02/2012 A           20,615
-----------------------------------------------------------------------------------------------------------------------------------
     145,000   Indio, CA Public Financing Authority                          5.350      08/15/2027    02/15/2008 A          146,277
-----------------------------------------------------------------------------------------------------------------------------------
      25,000   Industry, CA Urban Devel. Agency                              5.000      05/01/2024    05/01/2008 A           25,559
-----------------------------------------------------------------------------------------------------------------------------------
     150,000   Irvine, CA Improvement Bond Act 1915                          5.550      09/02/2026    09/02/2013 A          151,346
-----------------------------------------------------------------------------------------------------------------------------------
      20,000   Irvine, CA Improvement Bond Act 1915                          5.600      09/02/2022    09/02/2014 A           20,477
-----------------------------------------------------------------------------------------------------------------------------------
      30,000   Irvine, CA Improvement Bond Act 1915                          5.625      09/02/2024    09/02/2013 A           30,515
-----------------------------------------------------------------------------------------------------------------------------------
      25,000   Irvine, CA Mobile Home Park (Meadows
               Mobile Home Park)                                             6.050      03/01/2028    02/23/2024 B           24,766
-----------------------------------------------------------------------------------------------------------------------------------
      30,000   Jefferson, CA Union High School District                      5.000      08/01/2024    08/01/2009 A           30,525
-----------------------------------------------------------------------------------------------------------------------------------
      25,000   Jefferson, CA Union High School District                      5.125      08/01/2029    08/01/2009 A           25,417
-----------------------------------------------------------------------------------------------------------------------------------
      80,000   Jurupa, CA Community Facilities District
               Special Tax                                                   5.875      09/01/2033    03/26/2029 B           78,338
-----------------------------------------------------------------------------------------------------------------------------------
      50,000   Jurupa, CA Community Services District COP                    5.125      09/01/2013    03/01/2008 A           50,097
-----------------------------------------------------------------------------------------------------------------------------------
      20,000   Jurupa, CA Community Services District
               Special Tax                                                   6.125      09/01/2032    09/01/2011 A           20,303
-----------------------------------------------------------------------------------------------------------------------------------
      70,000   Kern County, CA (Fire Dept.) COP                              5.250      05/01/2013    05/01/2008 A           70,850
-----------------------------------------------------------------------------------------------------------------------------------
      50,000   Kern County, CA (Fire Dept.) COP                              5.250      05/01/2015    05/01/2008 A           50,607
-----------------------------------------------------------------------------------------------------------------------------------
      95,000   Kern County, CA COP                                           5.750      08/01/2009    08/01/2008 A           95,263
-----------------------------------------------------------------------------------------------------------------------------------
      25,000   King, CA Community Devel. Agency Tax
               Allocation (King City Redevel.)                               7.000      09/01/2021    09/01/2008 A           25,034
-----------------------------------------------------------------------------------------------------------------------------------
       5,000   Kingsburg, CA Public Financing Authority                      7.800      09/15/2010    03/15/2008 A            5,017
-----------------------------------------------------------------------------------------------------------------------------------
      15,000   Kingsburg, CA Public Financing Authority                      8.000      09/15/2021    09/15/2008 A           15,030
-----------------------------------------------------------------------------------------------------------------------------------
     100,000   La Canada Flintridge, CA (City Hall
               Acquisition) COP                                              5.250      12/01/2021    06/01/2008 A          101,139
-----------------------------------------------------------------------------------------------------------------------------------
      30,000   La Habra, CA Redevel. Agency Community
               Facilities District                                           6.000      09/01/2014    03/02/2008 A           30,037
-----------------------------------------------------------------------------------------------------------------------------------
      10,000   La Habra, CA Redevel. Agency Community
               Facilities District                                           6.000      09/01/2019    09/02/2008 A           10,005
-----------------------------------------------------------------------------------------------------------------------------------
      55,000   La Mesa, CA Improvement Bond Act 1915                         5.750      09/02/2023    09/02/2011 A           55,253
-----------------------------------------------------------------------------------------------------------------------------------
     315,000   La Quinta, CA Redevel. Agency Tax Allocation                  5.200      09/01/2028    03/01/2008 A          321,640


             34 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

   PRINCIPAL                                                                                           EFFECTIVE
      AMOUNT                                                                COUPON        MATURITY     MATURITY*              VALUE
-----------------------------------------------------------------------------------------------------------------------------------
CALIFORNIA Continued
$     15,000   La Verne, CA COP                                              6.000%     11/01/2018    11/01/2008 A    $      15,186
-----------------------------------------------------------------------------------------------------------------------------------
   1,835,000   Lake Elsinore, CA Improvement Bond
               Act 1915                                                      7.000      09/02/2030    09/02/2010 A        1,937,521
-----------------------------------------------------------------------------------------------------------------------------------
      60,000   Lake Elsinore, CA School Financing Authority                  6.000      09/01/2011    03/01/2008 A           60,716
-----------------------------------------------------------------------------------------------------------------------------------
     500,000   Lake Elsinore, CA Special Tax                                 5.100      09/01/2022    09/01/2017 A          498,705
-----------------------------------------------------------------------------------------------------------------------------------
   1,135,000   Lake Elsinore, CA Unified School District                     5.300      09/01/2026    11/01/2024 B        1,081,451
-----------------------------------------------------------------------------------------------------------------------------------
      50,000   Lammersville, CA School District Community
               Facilities District (Mountain House)                          6.300      09/01/2024    09/01/2012 A           52,017
-----------------------------------------------------------------------------------------------------------------------------------
      60,000   Lancaster, CA Community Facilities District
               Special Tax                                                   6.000      10/01/2016    10/01/2008 A           61,513
-----------------------------------------------------------------------------------------------------------------------------------
      20,000   Lancaster, CA Redevel. Agency (Desert
               Sands Mobile Home Park)                                       6.375      11/01/2027    11/01/2009 A           20,165
-----------------------------------------------------------------------------------------------------------------------------------
     115,000   Lathrop, CA Financing Authority (Water
               Supply)                                                       5.700      06/01/2019    06/01/2013 A          116,417
-----------------------------------------------------------------------------------------------------------------------------------
      15,000   Lathrop, CA Financing Authority (Water
               Supply)                                                       5.750      06/01/2020    06/01/2013 A           15,167
-----------------------------------------------------------------------------------------------------------------------------------
      50,000   Lathrop, CA Financing Authority (Water
               Supply)                                                       5.900      06/01/2023    06/01/2013 A           50,553
-----------------------------------------------------------------------------------------------------------------------------------
   1,440,000   Lathrop, CA Financing Authority (Water
               Supply) 1                                                     5.900      06/01/2027    06/01/2013 A        1,442,146
-----------------------------------------------------------------------------------------------------------------------------------
   1,075,000   Lathrop, CA Financing Authority (Water
               Supply)                                                       6.000      06/01/2035    06/01/2013 A        1,074,172
-----------------------------------------------------------------------------------------------------------------------------------
      10,000   Lathrop, CA Improvement Bond Act 1915                         6.000      09/02/2021    03/02/2014 A           10,202
-----------------------------------------------------------------------------------------------------------------------------------
      15,000   Lathrop, CA Improvement Bond Act 1915
               (Louise Avenue)                                               6.875      09/02/2017    03/02/2008 A           15,467
-----------------------------------------------------------------------------------------------------------------------------------
      10,000   Lathrop, CA Improvement Bond Act 1915
               (Mossdale Village)                                            6.000      09/02/2023    03/02/2014 A           10,175
-----------------------------------------------------------------------------------------------------------------------------------
      60,000   Lathrop, CA Improvement Bond Act 1915
               (Mossdale Village)                                            6.125      09/02/2028    03/02/2014 A           60,800
-----------------------------------------------------------------------------------------------------------------------------------
     150,000   Lincoln, CA Improvement Bond Act 1915
               Public Financing Authority (Twelve Bridges)                   6.200      09/02/2025    09/02/2009 A          154,029
-----------------------------------------------------------------------------------------------------------------------------------
      10,000   Lincoln, CA Public Financing Authority
               (Public Safety & Corp. Yard)                                  5.000      08/01/2028    02/01/2008 A           10,058
-----------------------------------------------------------------------------------------------------------------------------------
      25,000   Lincoln, CA Public Financing Authority
               (Twelve Bridges)                                              6.125      09/02/2027    09/02/2010 A           25,550
-----------------------------------------------------------------------------------------------------------------------------------
      25,000   Livermore, CA Capital Projects Financing
               Authority                                                     5.650      09/02/2016    03/01/2008 A           25,511
-----------------------------------------------------------------------------------------------------------------------------------
      15,000   Livermore, CA Community Facilities District
               Special Tax (Tri Valley Tech Park)                            5.750      09/01/2012    09/01/2010 A           15,432
-----------------------------------------------------------------------------------------------------------------------------------
      50,000   Livermore, CA Community Facilities District
               Special Tax (Tri Valley Tech Park)                            6.400      09/01/2026    09/01/2010 A           50,787
-----------------------------------------------------------------------------------------------------------------------------------
      15,000   Livermore, CA Community Facilities District
               Special Tax (Tri Valley Tech Park)                            6.400      09/01/2030    09/01/2010 A           15,168
-----------------------------------------------------------------------------------------------------------------------------------
      10,000   Loma Linda, CA Collateralized Loan
               (Redlands)                                                    7.375      06/01/2009    06/01/2008 A           10,430


             35 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

   PRINCIPAL                                                                                           EFFECTIVE
      AMOUNT                                                                COUPON        MATURITY     MATURITY*              VALUE
-----------------------------------------------------------------------------------------------------------------------------------
CALIFORNIA Continued
$     10,000   Loma Linda, CA Collateralized Loan
               (Redlands)                                                    7.375%     06/01/2009    06/01/2008 A    $      10,197
-----------------------------------------------------------------------------------------------------------------------------------
      50,000   Long Beach, CA Airport COP                                    5.000      06/01/2016    06/01/2008 A           50,095
-----------------------------------------------------------------------------------------------------------------------------------
      50,000   Long Beach, CA Bond Finance Authority
               (Civic Center)                                                5.000      10/01/2027    10/01/2009 A           50,901
-----------------------------------------------------------------------------------------------------------------------------------
      25,000   Long Beach, CA Special Tax (Pike)                             6.250      10/01/2026    10/01/2012 A           25,153
-----------------------------------------------------------------------------------------------------------------------------------
      35,000   Long Beach, CA Special Tax (Pine Avenue)                      6.375      09/01/2023    09/01/2009 A           36,045
-----------------------------------------------------------------------------------------------------------------------------------
     150,000   Long Beach, CA Special Tax (Towne Center)                     5.900      10/01/2010    10/01/2008 A          151,988
-----------------------------------------------------------------------------------------------------------------------------------
      50,000   Long Beach, CA Special Tax (Towne Center)                     6.800      10/01/2020    10/01/2008 A           50,471
-----------------------------------------------------------------------------------------------------------------------------------
      20,000   Long Beach, CA Special Tax (Towne Center)                     6.875      10/01/2025    10/01/2008 A           20,167
-----------------------------------------------------------------------------------------------------------------------------------
      25,000   Long Beach, CA Unified School District                        5.250      08/01/2029    02/01/2008 A           25,463
-----------------------------------------------------------------------------------------------------------------------------------
      20,000   Long Beach, CA Unified School District                        5.300      08/01/2018    02/01/2008 A           20,220
-----------------------------------------------------------------------------------------------------------------------------------
      50,000   Long Beach, CA Unified School District                        5.500      08/01/2029    02/01/2008 A           50,477
-----------------------------------------------------------------------------------------------------------------------------------
      10,000   Los Angeles County, CA Community
               Facilities District No. 4 Special Tax                         7.750      09/01/2017    03/01/2008 A           10,022
-----------------------------------------------------------------------------------------------------------------------------------
      50,000   Los Angeles County, CA COP (Insured
               Health Clinic)                                                5.750      01/01/2024    07/01/2008 A           50,054
-----------------------------------------------------------------------------------------------------------------------------------
      85,000   Los Angeles County, CA COP (Insured
               Health Clinic)                                                5.800      12/01/2023    06/01/2008 A           85,434
-----------------------------------------------------------------------------------------------------------------------------------
      10,000   Los Angeles County, CA Metropolitan
               Transportation Authority                                      5.000      07/01/2015    07/01/2009 A           10,445
-----------------------------------------------------------------------------------------------------------------------------------
      25,000   Los Angeles County, CA Metropolitan
               Transportation Authority                                      5.000      07/01/2023    07/01/2009 A           25,720
-----------------------------------------------------------------------------------------------------------------------------------
       5,000   Los Angeles County, CA Metropolitan
               Transportation Authority                                      5.000      07/01/2023    07/01/2008 A            5,079
-----------------------------------------------------------------------------------------------------------------------------------
     100,000   Los Angeles, CA Community Facilities
               District Special Tax (Cascade Business Park)                  6.400      09/01/2022    09/01/2009 A          101,579
-----------------------------------------------------------------------------------------------------------------------------------
      25,000   Los Angeles, CA Community Redevel.
               Agency (Cinerama Dome Public Parking)                         5.700      07/01/2020    07/01/2011 A           23,403
-----------------------------------------------------------------------------------------------------------------------------------
      40,000   Los Angeles, CA Community Redevel.
               Agency (Grand Central Square)                                 5.100      12/01/2015    05/01/2008 A           40,040
-----------------------------------------------------------------------------------------------------------------------------------
      50,000   Los Angeles, CA Community Redevel.
               Agency (Grand Central Square)                                 5.200      12/01/2017    06/01/2008 A           50,038
-----------------------------------------------------------------------------------------------------------------------------------
      50,000   Los Angeles, CA Community Redevel.
               Agency (Grand Central Square)                                 5.200      12/01/2018    05/01/2008 A           50,036
-----------------------------------------------------------------------------------------------------------------------------------
     120,000   Los Angeles, CA Community Redevel.
               Agency (Grand Central Square)                                 5.200      12/01/2019    05/01/2008 A          120,086
-----------------------------------------------------------------------------------------------------------------------------------
      35,000   Los Angeles, CA Community Redevel.
               Agency (Grand Central Square)                                 5.250      12/01/2020    05/01/2008 A           35,027
-----------------------------------------------------------------------------------------------------------------------------------
      55,000   Los Angeles, CA Community Redevel.
               Agency (Grand Central Square)                                 5.250      12/01/2021    06/01/2008 A           55,042
-----------------------------------------------------------------------------------------------------------------------------------
     140,000   Los Angeles, CA Dept. of Airports
               (Los Angeles International Airport)                           5.500      05/15/2009    05/15/2008 A          140,337


             36 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

   PRINCIPAL                                                                                           EFFECTIVE
      AMOUNT                                                                COUPON        MATURITY     MATURITY*              VALUE
-----------------------------------------------------------------------------------------------------------------------------------
CALIFORNIA Continued
$     15,000   Los Angeles, CA Dept. of Airports
               (Los Angeles International Airport)                           5.500%     05/15/2015    05/15/2008 A    $      15,016
-----------------------------------------------------------------------------------------------------------------------------------
      20,000   Los Angeles, CA Dept. of Airports
               (Los Angeles International Airport)                           5.625      05/15/2012    05/15/2008 A           20,047
-----------------------------------------------------------------------------------------------------------------------------------
      45,000   Los Angeles, CA Dept. of Airports
               (Los Angeles International Airport)                           5.625      05/15/2013    05/15/2008 A           45,105
-----------------------------------------------------------------------------------------------------------------------------------
      15,000   Los Angeles, CA Dept. of Water & Power                        4.750      08/15/2017    02/15/2008 A           15,025
-----------------------------------------------------------------------------------------------------------------------------------
      10,000   Los Angeles, CA Dept. of Water & Power                        4.750      10/15/2020    04/15/2008 A           10,014
-----------------------------------------------------------------------------------------------------------------------------------
       5,000   Los Angeles, CA Dept. of Water & Power                        5.000      07/01/2024    07/01/2009 A            5,105
-----------------------------------------------------------------------------------------------------------------------------------
      15,000   Los Angeles, CA Hsg. (Arminta North &
               South)                                                        7.700      06/20/2028    06/20/2008 A           15,604
-----------------------------------------------------------------------------------------------------------------------------------
       5,000   Los Angeles, CA Hsg. (Multifamily)                            5.750      01/01/2024    07/01/2008 A            5,026
-----------------------------------------------------------------------------------------------------------------------------------
      45,000   Los Angeles, CA Hsg. (Multifamily)                            5.900      01/01/2030    07/01/2009 A           45,487
-----------------------------------------------------------------------------------------------------------------------------------
   1,200,000   Los Angeles, CA Hsg. (Park Plaza)                             5.500      01/20/2043    07/20/2013 A        1,217,784
-----------------------------------------------------------------------------------------------------------------------------------
      10,000   Los Angeles, CA Hsg. Authority (Palms
               Apartments)                                                   5.300      07/01/2018    07/01/2010 A           10,191
-----------------------------------------------------------------------------------------------------------------------------------
      75,000   Los Angeles, CA Mtg. (Section 8)                              5.350      07/01/2022    07/01/2008 A           75,055
-----------------------------------------------------------------------------------------------------------------------------------
      25,000   Los Angeles, CA Mtg. (Section 8)                              6.500      07/01/2022    03/01/2008 A           25,388
-----------------------------------------------------------------------------------------------------------------------------------
     100,000   Los Angeles, CA Regional Airports
               Improvement Corp. (Laxfuel Corp.)                             5.250      01/01/2023    01/01/2012 A          102,590
-----------------------------------------------------------------------------------------------------------------------------------
       5,000   Los Angeles, CA Single Family Mtg.
               (GNMA & FNMA Mtg. Backed), Series A                           6.875      06/01/2025    06/01/2008 A            5,167
-----------------------------------------------------------------------------------------------------------------------------------
      75,000   Los Banos, CA Sewer System COP                                5.000      12/01/2019    06/01/2008 A           75,121
-----------------------------------------------------------------------------------------------------------------------------------
      15,000   Los Banos, CA Unified School District COP                     5.625      08/01/2016    08/01/2008 A           15,188
-----------------------------------------------------------------------------------------------------------------------------------
      25,000   Madera County, CA COP (Valley Children's
               Hospital)                                                     5.000      03/15/2023    03/15/2008 A           25,291
-----------------------------------------------------------------------------------------------------------------------------------
     275,000   Madera County, CA COP (Valley Children's
               Hospital) 1                                                   5.750      03/15/2028    03/15/2008 A          275,468
-----------------------------------------------------------------------------------------------------------------------------------
      50,000   Mammoth Lakes, CA Community Facilities
               District (North Village Area)                                 5.750      10/01/2033    09/17/2029 B           48,148
-----------------------------------------------------------------------------------------------------------------------------------
      10,000   Martinez, CA Mtg. (Ridgecrest Apartments)                     5.625      07/01/2025    07/01/2008 A           10,009
-----------------------------------------------------------------------------------------------------------------------------------
      25,000   Menifee, CA Union School District Special
               Tax                                                           6.050      09/01/2026    09/01/2012 A           25,212
-----------------------------------------------------------------------------------------------------------------------------------
     125,000   Mill Valley, CA COP (The Redwoods)                            5.750      12/01/2020    06/01/2008 A          126,531
-----------------------------------------------------------------------------------------------------------------------------------
      10,000   Milpitas, CA Improvement Bond Act 1915                        5.700      09/02/2018    03/02/2008 A           10,301
-----------------------------------------------------------------------------------------------------------------------------------
     415,000   Modesto, CA Irrigation District COP                           5.300      07/01/2022    07/01/2008 A          415,639
-----------------------------------------------------------------------------------------------------------------------------------
   3,225,000   Modesto, CA Irrigation District COP 1                         5.300      07/01/2022    07/01/2008 A        3,273,246
-----------------------------------------------------------------------------------------------------------------------------------
      30,000   Monrovia, CA Redevel. Agency Public
               Parking Facilities                                            5.200      04/01/2013    04/01/2008 A           30,063
-----------------------------------------------------------------------------------------------------------------------------------
      10,000   Montclair, CA Redevel. Agency Mobile Home
               Park (Augusta Homes Villa Del Arroyo)                         6.100      11/15/2037    11/15/2014 A           10,047
-----------------------------------------------------------------------------------------------------------------------------------
      25,000   Montclair, CA Redevel. Agency Mobile Home
               Park (Hacienda Mobile Home Park)                              6.000      11/15/2029    11/15/2014 A           25,170


             37 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

   PRINCIPAL                                                                                           EFFECTIVE
      AMOUNT                                                                COUPON        MATURITY     MATURITY*              VALUE
-----------------------------------------------------------------------------------------------------------------------------------
CALIFORNIA Continued
$     20,000   Montclair, CA Redevel. Agency Mobile
               Home Park (Villa Mobile Home Park)                            6.100%     06/15/2029    06/15/2011 A    $      20,078
-----------------------------------------------------------------------------------------------------------------------------------
      10,000   Montebello, CA Community Redevel.
               Agency (South Montebello)                                     5.500      09/01/2022    09/01/2011 A           10,024
-----------------------------------------------------------------------------------------------------------------------------------
       5,000   Monterey County, CA Hsg. Authority
               (Parkside Manor Apartments)                                   6.000      01/01/2029    10/01/2010 C            5,003
-----------------------------------------------------------------------------------------------------------------------------------
      10,000   Monterey, CA Joint Powers Financing
               Authority (Materials Recovery Facilities)                     5.500      03/01/2010    03/01/2008 A           10,097
-----------------------------------------------------------------------------------------------------------------------------------
      30,000   Monterey, CA Joint Powers Financing
               Authority (Materials Recovery Facilities)                     5.500      03/01/2011    03/01/2008 A           30,362
-----------------------------------------------------------------------------------------------------------------------------------
      65,000   Monterey, CA Joint Powers Financing
               Authority (Materials Recovery Facilities)                     5.600      03/01/2012    03/01/2008 A           65,940
-----------------------------------------------------------------------------------------------------------------------------------
      50,000   Monterey, CA Joint Powers Financing
               Authority (Materials Recovery Facilities)                     5.600      03/01/2013    03/01/2008 A           50,843
-----------------------------------------------------------------------------------------------------------------------------------
      65,000   Monterey, CA Joint Powers Financing
               Authority (Materials Recovery Facilities)                     5.700      03/01/2015    03/01/2008 A           66,407
-----------------------------------------------------------------------------------------------------------------------------------
      20,000   Monterey, CA Joint Powers Financing
               Authority (Materials Recovery Facilities)                     5.700      03/01/2016    03/01/2008 A           20,481
-----------------------------------------------------------------------------------------------------------------------------------
      95,000   Moorpark, CA Mobile Home Park (Villa
               Del Arroyo)                                                   6.300      05/15/2030    05/15/2012 A           95,289
-----------------------------------------------------------------------------------------------------------------------------------
     110,000   Moorpark, CA Mobile Home Park (Villa
               Del Arroyo)                                                   7.050      05/15/2035    06/26/2008 A          110,008
-----------------------------------------------------------------------------------------------------------------------------------
      10,000   Moorpark, CA Mobile Home Park (Villa
               Del Arroyo)                                                   7.000      05/15/2020    05/25/2016 B            9,897
-----------------------------------------------------------------------------------------------------------------------------------
     140,000   Moorpark, CA Special Tax Community
               Facilities District No.97-1                                   6.700      09/01/2027    03/01/2008 A          142,860
-----------------------------------------------------------------------------------------------------------------------------------
      15,000   Morgan Hill, CA Improvement Bond Act 1915                     5.600      09/02/2011    03/02/2008 A           15,019
-----------------------------------------------------------------------------------------------------------------------------------
     125,000   Morgan Hill, CA Improvement Bond Act 1915                     5.600      09/02/2018    03/02/2008 A          125,031
-----------------------------------------------------------------------------------------------------------------------------------
     140,000   Morgan Hill, CA Improvement Bond Act 1915                     5.650      09/02/2023    03/02/2008 A          140,007
-----------------------------------------------------------------------------------------------------------------------------------
     350,000   Mountain View, CA Shoreline Regional Park
               Community                                                     5.500      08/01/2013    02/01/2008 A          354,340
-----------------------------------------------------------------------------------------------------------------------------------
     205,000   Mountain View, CA Shoreline Regional Park
               Community                                                     5.500      08/01/2021    02/01/2008 A          207,077
-----------------------------------------------------------------------------------------------------------------------------------
      10,000   Murrieta County, CA Water District                            6.500      10/01/2015    10/01/2010 A           10,608
-----------------------------------------------------------------------------------------------------------------------------------
      30,000   Murrieta County, CA Water District Special
               Tax Community Facilities District No.88-1                     6.700      12/01/2030    12/01/2008 A           30,872
-----------------------------------------------------------------------------------------------------------------------------------
      10,000   Murrieta, CA Community Facilities District
               Special Tax (Blackmore Ranch)                                 6.100      09/01/2034    09/01/2013 A           10,035
-----------------------------------------------------------------------------------------------------------------------------------
      20,000   Murrieta, CA Community Facilities District
               Special Tax (Bluestone)                                       6.300      09/01/2031    09/01/2013 A           20,326
-----------------------------------------------------------------------------------------------------------------------------------
     700,000   Murrieta, CA Community Facilities District
               Special Tax (Bremerton)                                       5.625      09/01/2034    01/13/2031 B          669,319
-----------------------------------------------------------------------------------------------------------------------------------
     105,000   Murrieta, CA Community Facilities District
               Special Tax (Murrieta Springs)                                5.500      09/01/2034    10/09/2032 B           97,210


             38 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

   PRINCIPAL                                                                                           EFFECTIVE
      AMOUNT                                                                COUPON        MATURITY     MATURITY*              VALUE
-----------------------------------------------------------------------------------------------------------------------------------
CALIFORNIA Continued
$     55,000   Murrieta, CA Improvement Bond Act 1915                        6.375%     09/01/2031    09/01/2011 A    $      57,297
-----------------------------------------------------------------------------------------------------------------------------------
      50,000   Murrieta, CA Water Public Financing
               Authority                                                     5.700      10/01/2021    04/01/2008 A           50,731
-----------------------------------------------------------------------------------------------------------------------------------
   1,020,000   Napa-Vallejo, CA Waste Management
               Authority (Solid Waste Transfer Facility)                     5.300      02/15/2012    08/15/2009 A        1,035,014
-----------------------------------------------------------------------------------------------------------------------------------
      10,000   Needles, CA Public Utility Authority                          6.350      02/01/2012    02/01/2009 A           10,119
-----------------------------------------------------------------------------------------------------------------------------------
     190,000   Needles, CA Public Utility Authority                          6.650      02/01/2032    02/01/2009 A          192,014
-----------------------------------------------------------------------------------------------------------------------------------
      40,000   New Haven, CA Unified School District                         5.250 2    08/01/2018    08/01/2018             23,215
-----------------------------------------------------------------------------------------------------------------------------------
      15,000   Northern CA Power Agency (Hydroelectric)                      5.000      07/01/2018    07/01/2008 A           15,260
-----------------------------------------------------------------------------------------------------------------------------------
      75,000   Northern CA Power Agency (Hydroelectric)                      5.125      07/01/2023    07/01/2008 A           76,223
-----------------------------------------------------------------------------------------------------------------------------------
      15,000   Northern CA Power Agency (Hydroelectric)                      5.200      07/01/2032    07/01/2008 A           15,237
-----------------------------------------------------------------------------------------------------------------------------------
   2,830,000   Northern CA Tobacco Securitization
               Authority (TASC) 1                                            4.750      06/01/2023    07/18/2011 C        2,718,045
-----------------------------------------------------------------------------------------------------------------------------------
      35,000   Novato, CA GO                                                 5.000      08/01/2012    02/01/2008 A           35,371
-----------------------------------------------------------------------------------------------------------------------------------
      30,000   Oakdale, CA Public Financing Authority Tax
               Allocation (Central City Redevel.)                            5.900      06/01/2014    06/01/2008 A           30,444
-----------------------------------------------------------------------------------------------------------------------------------
      10,000   Oakdale, CA Public Financing Authority Tax
               Allocation (Central City Redevel.)                            6.000      06/01/2019    06/01/2008 A           10,098
-----------------------------------------------------------------------------------------------------------------------------------
      50,000   Oakdale, CA Public Financing Authority Tax
               Allocation (Central City Redevel.)                            6.100      06/01/2027    06/01/2009 A           50,125
-----------------------------------------------------------------------------------------------------------------------------------
       5,000   Oakland, CA Unified School District                           5.000      08/01/2018    08/01/2008 A            5,123
-----------------------------------------------------------------------------------------------------------------------------------
      25,000   Ontario, CA Improvement Bond Act 1915                         6.800      09/02/2013    03/02/2008 A           25,299
-----------------------------------------------------------------------------------------------------------------------------------
      25,000   Orange County, CA Community Facilities
               District (Ladera Ranch)                                       5.550      08/15/2033    08/15/2012 A           24,996
-----------------------------------------------------------------------------------------------------------------------------------
      15,000   Orange County, CA Improvement Bond
               Act 1915                                                      5.500      09/02/2016    03/02/2008 A           15,009
-----------------------------------------------------------------------------------------------------------------------------------
      10,000   Orange County, CA Improvement Bond
               Act 1915 (Irvine Coast Assessment)                            5.375      09/02/2012    03/02/2008 A           10,012
-----------------------------------------------------------------------------------------------------------------------------------
     115,000   Orange County, CA Improvement Bond
               Act 1915 (Irvine Coast Assessment)                            5.500      09/02/2018    03/02/2008 A          115,043
-----------------------------------------------------------------------------------------------------------------------------------
      20,000   Orange County, CA Improvement Bond
               Act 1915 (Irvine Coast Assessment)                            5.850      09/02/2013    03/02/2008 A           20,528
-----------------------------------------------------------------------------------------------------------------------------------
      55,000   Oroville, CA Hospital                                         5.400      12/01/2022    06/01/2008 A           55,048
-----------------------------------------------------------------------------------------------------------------------------------
   1,415,000   Oxnard, CA Harbor District 1                                  5.550      08/01/2013    08/01/2009 A        1,438,022
-----------------------------------------------------------------------------------------------------------------------------------
      25,000   Oxnard, CA Improvement Bond Act 1915                          5.625      09/02/2027    10/10/2025 B           24,277
-----------------------------------------------------------------------------------------------------------------------------------
      50,000   Oxnard, CA Improvement Bond Act 1915
               (Rice Avenue)                                                 5.700      09/02/2032    10/12/2030 B           47,902
-----------------------------------------------------------------------------------------------------------------------------------
      40,000   Oxnard, CA School District COP                                5.550      08/01/2021    02/01/2008 A           40,240
-----------------------------------------------------------------------------------------------------------------------------------
      20,000   Oxnard, CA School District, Series A                          5.250      08/01/2027    02/01/2008 A           20,018
-----------------------------------------------------------------------------------------------------------------------------------
      10,000   Oxnard, CA Special Tax Community Facilities
               District No. 1                                                6.000      09/01/2027    09/01/2011 A           10,027
-----------------------------------------------------------------------------------------------------------------------------------
      25,000   Palm Desert, CA Financing Authority                           5.200      10/01/2028    10/01/2008 A           25,555
-----------------------------------------------------------------------------------------------------------------------------------
      20,000   Palm Desert, CA Financing Authority                           5.900      10/01/2015    10/01/2008 A           20,120


             39 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

   PRINCIPAL                                                                                           EFFECTIVE
      AMOUNT                                                                COUPON        MATURITY     MATURITY*              VALUE
-----------------------------------------------------------------------------------------------------------------------------------
CALIFORNIA Continued
$     60,000   Palm Desert, CA Financing Authority                           6.000%     10/01/2020    10/01/2009 A    $      60,368
-----------------------------------------------------------------------------------------------------------------------------------
      45,000   Palm Springs, CA Financing Authority
               (Palm Springs Regional Airport)                               5.500      01/01/2028    01/01/2010 A           45,642
-----------------------------------------------------------------------------------------------------------------------------------
     125,000   Palmdale, CA Community Facilities District
               Special Tax                                                   5.400      09/01/2035    10/09/2033 B          113,770
-----------------------------------------------------------------------------------------------------------------------------------
     250,000   Palmdale, CA Community Redevel. Agency                        5.750      08/01/2009    02/01/2008 A          250,413
-----------------------------------------------------------------------------------------------------------------------------------
     100,000   Palo Alto, CA Improvement Bond Act 1915
               (University Ave. Area)                                        5.100      09/02/2024    03/02/2008 A          102,121
-----------------------------------------------------------------------------------------------------------------------------------
     100,000   Palo Alto, CA Improvement Bond Act 1915
               (University Ave. Area)                                        5.125      09/02/2025    03/02/2008 A          102,103
-----------------------------------------------------------------------------------------------------------------------------------
      45,000   Palo Alto, CA Improvement Bond Act 1915
               (University Ave. Area)                                        5.700      09/02/2018    03/02/2008 A           45,927
-----------------------------------------------------------------------------------------------------------------------------------
      50,000   Pasadena, CA Public Financing Authority
               (Orange Grove & Villa Parke)                                  5.250      06/01/2008    06/01/2008             50,273
-----------------------------------------------------------------------------------------------------------------------------------
      25,000   Pasadena, CA Public Financing Authority
               (Orange Grove & Villa Parke)                                  5.450      06/01/2012    06/01/2008 A           25,108
-----------------------------------------------------------------------------------------------------------------------------------
     275,000   Perris, CA Community Facilities District
               Special Tax                                                   6.375      09/01/2032    09/01/2013 A          281,047
-----------------------------------------------------------------------------------------------------------------------------------
      60,000   Perris, CA Public Financing Authority                         5.750      09/01/2024    09/01/2016 A           62,027
-----------------------------------------------------------------------------------------------------------------------------------
     160,000   Perris, CA Public Financing Authority                         7.875      09/01/2025    03/01/2008 A          160,254
-----------------------------------------------------------------------------------------------------------------------------------
      20,000   Perris, CA Public Financing Authority, Series A               6.125      09/01/2034    09/01/2014 A           20,817
-----------------------------------------------------------------------------------------------------------------------------------
      10,000   Petaluma, CA Improvement Bond Act 1915                        6.000      09/02/2020    03/02/2009 A           10,072
-----------------------------------------------------------------------------------------------------------------------------------
      60,000   Pittsburg, CA Improvement Bond Act 1915                       6.300      09/02/2025    09/02/2008 A           60,034
-----------------------------------------------------------------------------------------------------------------------------------
      10,000   Pittsburg, CA Improvement Bond Act 1915                       6.350      09/02/2031    09/02/2008 A           10,002
-----------------------------------------------------------------------------------------------------------------------------------
      20,000   Pittsburg, CA Improvement Bond Act 1915
               (San Marco Phase I)                                           6.350      09/02/2031    09/02/2011 A           20,318
-----------------------------------------------------------------------------------------------------------------------------------
      50,000   Pittsburg, CA Infrastructure Financing
               Authority                                                     5.850      09/02/2015    09/02/2010 A           50,940
-----------------------------------------------------------------------------------------------------------------------------------
     130,000   Pittsburg, CA Infrastructure Financing
               Authority, Series B                                           6.000      09/02/2024    09/02/2010 A          130,957
-----------------------------------------------------------------------------------------------------------------------------------
      45,000   Placentia, CA Public Financing Authority                      5.450      09/01/2015    03/01/2008 A           45,556
-----------------------------------------------------------------------------------------------------------------------------------
      10,000   Placer County, CA Community Facilities
               District                                                      6.500      09/01/2026    09/01/2010 A           10,308
-----------------------------------------------------------------------------------------------------------------------------------
       5,000   Placer County, CA Community Facilities
               District Special Tax No. 2001-1 (Dry Creek)                   6.300      09/01/2019    09/01/2010 A            5,220
-----------------------------------------------------------------------------------------------------------------------------------
      10,000   Pleasant Hill, CA Special Tax Downtown
               Community Facilities District No. 1                           5.875      09/01/2025    09/01/2012 A           10,067
-----------------------------------------------------------------------------------------------------------------------------------
      50,000   Pomona, CA Unified School District                            5.100      08/01/2028    08/01/2008 A           50,334
-----------------------------------------------------------------------------------------------------------------------------------
     100,000   Port Redwood City, CA GO                                      5.400      06/01/2019    06/01/2011 A          102,782
-----------------------------------------------------------------------------------------------------------------------------------
      20,000   Poway, CA Public Financing Authority
               (Water Services)                                              5.500      11/01/2015    11/01/2008 A           20,048
-----------------------------------------------------------------------------------------------------------------------------------
      30,000   Poway, CA Unified School District Special
               Tax Community Facilities District No. 10                      5.750      09/01/2032    09/01/2009 A           29,900


             40 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

   PRINCIPAL                                                                                           EFFECTIVE
      AMOUNT                                                                COUPON        MATURITY     MATURITY*              VALUE
-----------------------------------------------------------------------------------------------------------------------------------
CALIFORNIA Continued
$     25,000   Poway, CA Unified School District Special
               Tax Community Facilities District No. 10                      5.950%     09/01/2018    09/01/2009 A    $      25,534
-----------------------------------------------------------------------------------------------------------------------------------
      35,000   Poway, CA Unified School District Special
               Tax Community Facilities District No. 10                      6.100      09/01/2031    09/01/2010 A           35,301
-----------------------------------------------------------------------------------------------------------------------------------
     200,000   Poway, CA Unified School District Special
               Tax Community Facilities District No. 6                       5.600      09/01/2033    09/01/2011 A          200,986
-----------------------------------------------------------------------------------------------------------------------------------
      10,000   Ramona, CA Unified School District Special
               Tax                                                           6.800      09/01/2020    03/01/2008 A           10,011
-----------------------------------------------------------------------------------------------------------------------------------
      10,000   Rancho Cucamonga, CA Public Finance
               Authority                                                     6.000      09/02/2020    09/02/2011 A           10,175
-----------------------------------------------------------------------------------------------------------------------------------
      20,000   Rancho Mirage, CA Improvement Bond
               Act 1915                                                      5.500      09/02/2024    05/02/2022 B           19,626
-----------------------------------------------------------------------------------------------------------------------------------
      30,000   Rancho Mirage, CA Improvement Bond
               Act 1915                                                      5.750      09/02/2022    09/02/2012 A           30,414
-----------------------------------------------------------------------------------------------------------------------------------
      35,000   Rancho Santa Fe, CA Community Services
               District Special Tax                                          6.600      09/01/2020    09/01/2010 A           36,007
-----------------------------------------------------------------------------------------------------------------------------------
     440,000   Rancho Santa Fe, CA Community Services
               District Special Tax                                          6.700      09/01/2030    09/01/2010 A          453,028
-----------------------------------------------------------------------------------------------------------------------------------
      35,000   Redding, CA Electric System COP                               5.000      06/01/2017    06/01/2008 A           35,063
-----------------------------------------------------------------------------------------------------------------------------------
      25,000   Redding, CA Improvement Bond Act 1915
               (Tierra Oaks Assesment District 1993-1)                       7.000      09/02/2013    03/02/2008 A           25,804
-----------------------------------------------------------------------------------------------------------------------------------
     200,000   Redding, CA Joint Powers Financing Authority
               Electric System                                               5.250      06/01/2015    06/01/2008 A          201,744
-----------------------------------------------------------------------------------------------------------------------------------
      10,000   Redlands, CA Community Facilities District                    5.850      09/01/2033    05/27/2031 B            9,760
-----------------------------------------------------------------------------------------------------------------------------------
     100,000   Redwood City, CA Special Tax                                  5.750      09/01/2027    06/20/2024 B           98,666
-----------------------------------------------------------------------------------------------------------------------------------
      50,000   Reedley, CA COP (Sierra View Homes)                           5.850      03/01/2021    03/01/2008 A           50,102
-----------------------------------------------------------------------------------------------------------------------------------
      50,000   Rialto, CA Special Tax Community Facilities
               District No. 2006-1                                           5.000      09/01/2016    09/01/2016             49,912
-----------------------------------------------------------------------------------------------------------------------------------
      25,000   Rialto, CA Special Tax Community Facilities
               District No. 2006-1                                           5.050      09/01/2017    09/01/2017             24,817
-----------------------------------------------------------------------------------------------------------------------------------
      65,000   Rialto, CA Special Tax Community Facilities
               District No. 2006-1                                           5.125      09/01/2018    09/01/2018             64,656
-----------------------------------------------------------------------------------------------------------------------------------
     100,000   Rialto, CA Special Tax Community Facilities
               District No. 2006-1                                           5.200      09/01/2019    09/01/2019             99,608
-----------------------------------------------------------------------------------------------------------------------------------
     100,000   Rialto, CA Special Tax Community Facilities
               District No. 2006-1                                           5.250      09/01/2020    09/01/2020             99,314
-----------------------------------------------------------------------------------------------------------------------------------
      50,000   Rialto, CA Special Tax Community Facilities
               District No. 2006-1                                           5.250      09/01/2021    09/01/2021             49,401
-----------------------------------------------------------------------------------------------------------------------------------
      80,000   River Islands, CA Public Financing Authority                  6.000      09/01/2027    09/01/2010 A           80,156
-----------------------------------------------------------------------------------------------------------------------------------
     100,000   River Islands, CA Public Financing Authority                  6.150      09/01/2035    09/01/2010 A          100,289
-----------------------------------------------------------------------------------------------------------------------------------
     250,000   Riverside County, CA Community Facilities
               District Special Tax                                          5.000      09/01/2012    09/01/2012            255,270
-----------------------------------------------------------------------------------------------------------------------------------
      15,000   Riverside County, CA Community Facilities
               District Special Tax                                          6.000      09/01/2030    09/01/2014 A           15,052


             41 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

   PRINCIPAL                                                                                           EFFECTIVE
      AMOUNT                                                                COUPON        MATURITY     MATURITY*              VALUE
-----------------------------------------------------------------------------------------------------------------------------------
CALIFORNIA Continued
$    150,000   Riverside County, CA Community Facilities
               District Special Tax No. 87-1                                 5.100%     09/01/2013    09/01/2013      $     153,273
-----------------------------------------------------------------------------------------------------------------------------------
     215,000   Riverside County, CA Community Facilities
               District Special Tax No. 87-1                                 5.150      09/01/2014    09/01/2014            219,696
-----------------------------------------------------------------------------------------------------------------------------------
     385,000   Riverside County, CA Community Facilities
               District Special Tax No. 87-1                                 5.200      09/01/2015    09/01/2015            392,496
-----------------------------------------------------------------------------------------------------------------------------------
     225,000   Riverside County, CA Community Facilities
               District Special Tax No. 87-1                                 5.250      09/01/2016    09/01/2016            228,641
-----------------------------------------------------------------------------------------------------------------------------------
   1,255,000   Riverside County, CA Community Facilities
               District Special Tax No. 87-1                                 5.500      09/01/2020    09/01/2016 A        1,257,058
-----------------------------------------------------------------------------------------------------------------------------------
     335,000   Riverside County, CA Community Facilities
               District Special Tax No. 88-8                                 4.950      09/01/2008    09/01/2008            336,966
-----------------------------------------------------------------------------------------------------------------------------------
     370,000   Riverside County, CA Community Facilities
               District Special Tax No. 88-8                                 5.150      09/01/2010    09/01/2010            378,843
-----------------------------------------------------------------------------------------------------------------------------------
     200,000   Riverside County, CA Community Facilities
               District Special Tax No. 88-8                                 5.300      09/01/2011    09/01/2011            207,006
-----------------------------------------------------------------------------------------------------------------------------------
     210,000   Riverside County, CA Community Facilities
               District Special Tax No. 88-8                                 5.350      09/01/2012    09/01/2012            217,793
-----------------------------------------------------------------------------------------------------------------------------------
     430,000   Riverside County, CA Community Facilities
               District Special Tax No. 88-8                                 5.400      09/01/2013    09/01/2013            446,430
-----------------------------------------------------------------------------------------------------------------------------------
     450,000   Riverside County, CA Community Facilities
               District Special Tax No. 88-8                                 5.450      09/01/2014    09/01/2014            467,996
-----------------------------------------------------------------------------------------------------------------------------------
     475,000   Riverside County, CA Community Facilities
               District Special Tax No. 88-8                                 5.500      09/01/2015    09/01/2015            493,915
-----------------------------------------------------------------------------------------------------------------------------------
     105,000   Riverside County, CA Public
               Financing Authority (Menifee Village)                         7.150      09/01/2011    03/01/2008 A          105,272
-----------------------------------------------------------------------------------------------------------------------------------
     505,000   Riverside County, CA Public Financing
               Authority COP                                                 5.750      05/15/2019    05/15/2009 A          515,666
-----------------------------------------------------------------------------------------------------------------------------------
     630,000   Riverside County, CA Public Financing
               Authority Improvement Bond Act 1915
               (Rancho Village)                                              6.250      09/02/2013    06/18/2009 C          656,088
-----------------------------------------------------------------------------------------------------------------------------------
     200,000   Riverside, CA Improvement Bond Act 1915
               (Riverwalk Business)                                          6.250      09/02/2029    09/02/2013 A          204,648
-----------------------------------------------------------------------------------------------------------------------------------
      15,000   Riverside, CA Improvement Bond Act 1915
               (Sycamore Canyon Assessment District)                         8.500      09/02/2012    03/02/2008 A           15,053
-----------------------------------------------------------------------------------------------------------------------------------
      10,000   Riverside, CA Unified School District                         5.000      02/01/2027    02/01/2013 A           10,269
-----------------------------------------------------------------------------------------------------------------------------------
     100,000   Riverside, CA Unified School District                         5.350      09/01/2024    03/04/2024 B           97,054
-----------------------------------------------------------------------------------------------------------------------------------
      90,000   Riverside, CA Unified School District                         5.450      09/01/2025    10/10/2023 B           87,761
-----------------------------------------------------------------------------------------------------------------------------------
     100,000   Riverside, CA Unified School District                         5.500      09/01/2034    10/10/2032 B           92,581
-----------------------------------------------------------------------------------------------------------------------------------
      80,000   Riverside, CA Unified School District                         5.700      09/01/2034    01/01/2031 B           76,326
-----------------------------------------------------------------------------------------------------------------------------------
      10,000   Riverside, CA Unified School District                         6.000      09/01/2029    09/01/2011 A           10,027
-----------------------------------------------------------------------------------------------------------------------------------
      20,000   Rocklin, CA Redevel. Agency Tax Allocation
               (Rocklin Redevel.)                                            5.500      09/01/2031    09/01/2011 A           20,219
-----------------------------------------------------------------------------------------------------------------------------------
      25,000   Romoland, CA School District Special Tax                      6.000      09/01/2033    09/01/2012 A           24,885


             42 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

   PRINCIPAL                                                                                           EFFECTIVE
      AMOUNT                                                                COUPON        MATURITY     MATURITY*              VALUE
-----------------------------------------------------------------------------------------------------------------------------------
CALIFORNIA Continued
$     50,000   Romoland, CA School District Special Tax                      6.375%     09/01/2033    03/01/2008 A    $      50,789
-----------------------------------------------------------------------------------------------------------------------------------
      50,000   Romoland, CA School District Special Tax                      6.375      09/01/2033    03/01/2008 A           50,789
-----------------------------------------------------------------------------------------------------------------------------------
      45,000   Roseville, CA Special Tax (North Central
               Community District)                                           5.800      09/01/2017    09/01/2011 A           46,217
-----------------------------------------------------------------------------------------------------------------------------------
      20,000   Roseville, CA Special Tax (Stoneridge)                        6.000      09/01/2020    09/01/2013 A           22,819
-----------------------------------------------------------------------------------------------------------------------------------
      40,000   Sacramento County, CA Airport System                          5.750      07/01/2024    07/01/2008 A           40,076
-----------------------------------------------------------------------------------------------------------------------------------
   5,000,000   Sacramento County, CA Airport System,
               Series B 1                                                    5.000      07/01/2026    07/01/2008 A        5,073,100
-----------------------------------------------------------------------------------------------------------------------------------
      30,000   Sacramento County, CA Airport System,
               Series B                                                      5.750      07/01/2024    07/01/2008 A           30,057
-----------------------------------------------------------------------------------------------------------------------------------
      25,000   Sacramento County, CA COP                                     5.375      02/01/2019    02/01/2008 A           25,294
-----------------------------------------------------------------------------------------------------------------------------------
   1,000,000   Sacramento County, CA Hsg. Authority
               (Cottage Estates Apartments)                                  6.000      02/01/2033    08/01/2012 A        1,034,770
-----------------------------------------------------------------------------------------------------------------------------------
      20,000   Sacramento County, CA Sanitation District
               Financing Authority                                           5.600      12/01/2017    12/01/2008 A           20,053
-----------------------------------------------------------------------------------------------------------------------------------
     230,000   Sacramento, CA City Financing Authority
               (Convention Center Hotel)                                     6.250      01/01/2030    05/07/2023 B          226,587
-----------------------------------------------------------------------------------------------------------------------------------
     375,000   Sacramento, CA Cogeneration Authority                         5.200      07/01/2021    07/01/2008 A          375,506
-----------------------------------------------------------------------------------------------------------------------------------
      10,000   Sacramento, CA Improvement Bond
               Act 1915 (Citywide Landscaping & Lighting)                    5.500      09/02/2016    03/02/2008 A           10,124
-----------------------------------------------------------------------------------------------------------------------------------
      30,000   Sacramento, CA Municipal Utility District                     5.125      07/01/2022    07/01/2008 A           30,630
-----------------------------------------------------------------------------------------------------------------------------------
      25,000   Sacramento, CA Municipal Utility District                     5.200      07/01/2017    07/01/2008 A           25,549
-----------------------------------------------------------------------------------------------------------------------------------
      55,000   Sacramento, CA Municipal Utility District                     5.750      11/15/2009    05/15/2008 A           57,767
-----------------------------------------------------------------------------------------------------------------------------------
      20,000   Sacramento, CA Municipal Utility District                     8.000      11/15/2010    05/15/2008 A           20,551
-----------------------------------------------------------------------------------------------------------------------------------
      70,000   Sacramento, CA Special Tax                                    5.700      12/01/2020    12/01/2009 A           70,285
-----------------------------------------------------------------------------------------------------------------------------------
      30,000   Sacramento, CA Special Tax (North Natomas
               Community Facilities)                                         6.300      09/01/2026    03/01/2010 A           30,593
-----------------------------------------------------------------------------------------------------------------------------------
     875,000   Saddleback, CA Community College District                     5.500      06/01/2021    06/01/2008 A          880,845
-----------------------------------------------------------------------------------------------------------------------------------
       5,000   Saddleback, CA Valley Unified School District                 7.200      12/01/2011    06/01/2008 A            5,053
-----------------------------------------------------------------------------------------------------------------------------------
      95,000   Salida, CA Public Facilities Financing Agency                 5.250      09/01/2028    03/02/2008 A           97,028
-----------------------------------------------------------------------------------------------------------------------------------
     100,000   Salinas, CA Improvement Bond Act 1915                         5.450      09/02/2013    03/02/2008 A          103,042
-----------------------------------------------------------------------------------------------------------------------------------
      50,000   Salinas, CA Improvement Bond Act 1915
               (Bella Vista)                                                 5.500      09/02/2013    03/02/2008 A           51,539
-----------------------------------------------------------------------------------------------------------------------------------
      30,000   Salinas, CA Redevel. Agency Tax Allocation
               (Central City Revitalization)                                 5.500      11/01/2010    11/01/2008 A           30,377
-----------------------------------------------------------------------------------------------------------------------------------
     220,000   Salinas, CA Redevel. Agency Tax Allocation
               (Central City Revitalization)                                 5.500      11/01/2023    11/01/2008 A          222,578
-----------------------------------------------------------------------------------------------------------------------------------
     320,000   San Bernardino County, CA (Single Family
               Mtg.)                                                         5.376 2    05/01/2031    05/01/2031             87,117
-----------------------------------------------------------------------------------------------------------------------------------
     885,000   San Bernardino County, CA COP (Medical
               Center Financing)                                             5.000      08/01/2026    08/01/2008 A          885,089
-----------------------------------------------------------------------------------------------------------------------------------
     725,000   San Bernardino County, CA COP (Medical
               Center Financing)                                             5.000      08/01/2028    08/01/2008 A          730,343


             43 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

   PRINCIPAL                                                                                           EFFECTIVE
      AMOUNT                                                                COUPON        MATURITY     MATURITY*              VALUE
-----------------------------------------------------------------------------------------------------------------------------------
CALIFORNIA Continued
$    100,000   San Bernardino County, CA COP (Medical
               Center Financing)                                             5.250%     08/01/2016    02/01/2008 A    $     101,206
-----------------------------------------------------------------------------------------------------------------------------------
      65,000   San Bernardino County, CA COP (Medical
               Center Financing)                                             5.500      08/01/2019    02/01/2008 A           65,074
-----------------------------------------------------------------------------------------------------------------------------------
      20,000   San Bernardino County, CA COP (Medical
               Center Financing)                                             5.500      08/01/2022    02/01/2008 A           20,033
-----------------------------------------------------------------------------------------------------------------------------------
     295,000   San Bernardino County, CA COP (Medical
               Center Financing) 1                                           5.500      08/01/2024    02/01/2008 A          295,271
-----------------------------------------------------------------------------------------------------------------------------------
      60,000   San Bernardino County, CA Hsg. Authority
               (Glen Aire Mobile Home Park)                                  6.700      12/20/2041    11/20/2011 A           65,745
-----------------------------------------------------------------------------------------------------------------------------------
      25,000   San Bernardino, CA Joint Powers Financing
               Authority (California Dept. of Transportation
               Lease)                                                        5.500      12/01/2020    06/01/2008 A           25,051
-----------------------------------------------------------------------------------------------------------------------------------
     110,000   San Bernardino, CA Joint Powers Financing
               Authority (California Dept. of Transportation
               Lease)                                                        5.500      12/01/2020    06/01/2008 A          110,141
-----------------------------------------------------------------------------------------------------------------------------------
      75,000   San Bernardino, CA Joint Powers Financing
               Authority (City Hall)                                         5.600      01/01/2015    07/01/2008 A           75,936
-----------------------------------------------------------------------------------------------------------------------------------
     150,000   San Bernardino, CA Joint Powers Financing
               Authority (Tax Allocation)                                    6.625      04/01/2026    04/01/2012 A          158,489
-----------------------------------------------------------------------------------------------------------------------------------
     685,000   San Bernardino, CA Mountains Community
               Hospital District COP 6                                       5.000      02/01/2017    03/07/2015 B          644,249
-----------------------------------------------------------------------------------------------------------------------------------
      15,000   San Bernardino, CA Redevel. Agency
               (Ramona Senior Complex)                                       7.875      07/01/2025    07/01/2008 A           15,026
-----------------------------------------------------------------------------------------------------------------------------------
      40,000   San Buenaventura, CA Public Facilities
               Financing Authority                                           5.750      06/01/2014    06/01/2008 A           40,452
-----------------------------------------------------------------------------------------------------------------------------------
      25,000   San Diego County, CA COP (Central Jail)                       5.000      10/01/2025    04/01/2008 A           25,527
-----------------------------------------------------------------------------------------------------------------------------------
      95,000   San Diego County, CA COP (San Diego
               Hospital Assoc./Sharp Memorial Hospital
               Obligated Group)                                              5.000      08/15/2018    08/15/2010 A           97,785
-----------------------------------------------------------------------------------------------------------------------------------
      70,000   San Diego County, CA COP (San Diego
               Hospital Assoc./Sharp Memorial Hospital
               Obligated Group)                                              5.000      08/15/2028    08/15/2010 A           71,206
-----------------------------------------------------------------------------------------------------------------------------------
      50,000   San Diego, CA COP (Balboa & Mission Bay
               Parks)                                                        5.500      11/01/2009    05/01/2008 A           50,124
-----------------------------------------------------------------------------------------------------------------------------------
      25,000   San Diego, CA COP (Balboa & Mission Bay
               Parks)                                                        5.600      11/01/2010    05/01/2008 A           25,056
-----------------------------------------------------------------------------------------------------------------------------------
     320,000   San Diego, CA COP (Balboa & Mission Bay
               Parks)                                                        5.600      11/01/2010    05/01/2008 A          320,822
-----------------------------------------------------------------------------------------------------------------------------------
      35,000   San Diego, CA COP (Balboa & Mission Bay
               Parks)                                                        5.800      11/01/2016    05/01/2008 A           35,055
-----------------------------------------------------------------------------------------------------------------------------------
     105,000   San Diego, CA COP (Balboa & Mission Bay
               Parks)                                                        6.000      11/01/2019    05/01/2008 A          105,160
-----------------------------------------------------------------------------------------------------------------------------------
      25,000   San Diego, CA COP (Balboa & Mission Bay
               Parks)                                                        6.000      11/01/2020    05/01/2008 A           25,036


             44 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

   PRINCIPAL                                                                                           EFFECTIVE
      AMOUNT                                                                COUPON        MATURITY     MATURITY*              VALUE
-----------------------------------------------------------------------------------------------------------------------------------
CALIFORNIA Continued
$    175,000   San Diego, CA Mtg. (Mariners Cove)                            5.800%     09/01/2015    03/01/2008 A    $     175,301
-----------------------------------------------------------------------------------------------------------------------------------
      65,000   San Diego, CA Public Facilities Financing
               Authority                                                     5.000      05/15/2015    05/15/2008 A           65,124
-----------------------------------------------------------------------------------------------------------------------------------
   1,030,000   San Diego, CA Public Facilities Financing
               Authority                                                     5.000      05/15/2020    05/15/2008 A        1,031,545
-----------------------------------------------------------------------------------------------------------------------------------
   2,035,000   San Diego, CA Public Facilities Financing
               Authority                                                     5.000      05/15/2025    05/15/2008 A        2,037,422
-----------------------------------------------------------------------------------------------------------------------------------
     200,000   San Diego, CA Public Facilities Financing
               Authority                                                     5.200      05/15/2013    05/15/2008 A          200,420
-----------------------------------------------------------------------------------------------------------------------------------
   2,090,000   San Diego, CA Public Facilities Financing
               Authority                                                     5.250      05/15/2020    05/15/2008 A        2,091,839
-----------------------------------------------------------------------------------------------------------------------------------
      25,000   San Diego, CA Public Facilities Financing
               Authority                                                     5.250      05/15/2022    05/15/2008 A           25,286
-----------------------------------------------------------------------------------------------------------------------------------
      25,000   San Diego, CA Public Facilities Financing
               Authority                                                     5.250      05/15/2022    05/15/2008 A           25,286
-----------------------------------------------------------------------------------------------------------------------------------
     365,000   San Diego, CA Public Facilities Financing
               Authority 1                                                   5.250      05/15/2027    05/15/2008 A          369,077
-----------------------------------------------------------------------------------------------------------------------------------
      70,000   San Diego, CA Public Facilities Financing
               Authority                                                     5.250      05/15/2027    05/15/2008 A           70,782
-----------------------------------------------------------------------------------------------------------------------------------
      15,000   San Diego, CA Public Facilities Financing
               Authority                                                     5.375      05/15/2017    05/15/2008 A           15,184
-----------------------------------------------------------------------------------------------------------------------------------
      10,000   San Diego, CA Redevel. Agency (Central
               Imperial)                                                     6.600      10/01/2030    10/01/2010 A           10,386
-----------------------------------------------------------------------------------------------------------------------------------
     250,000   San Diego, CA Sewer 1                                         5.000      05/15/2023    05/15/2008 A          250,313
-----------------------------------------------------------------------------------------------------------------------------------
     120,000   San Diego, CA Sewer, Series A                                 5.000      05/15/2013    05/15/2008 A          120,228
-----------------------------------------------------------------------------------------------------------------------------------
      35,000   San Diego, CA Sewer, Series A                                 5.250      05/15/2020    05/15/2008 A           35,061
-----------------------------------------------------------------------------------------------------------------------------------
     725,000   San Diego, CA Sewer, Series A 1                               5.250      05/15/2020    05/15/2008 A          729,002
-----------------------------------------------------------------------------------------------------------------------------------
      40,000   San Francisco City & County, CA Airports
               Commission                                                    4.800      05/01/2014    01/01/2010 A           40,841
-----------------------------------------------------------------------------------------------------------------------------------
      30,000   San Francisco City & County, CA Airports
               Commission                                                    4.900      05/01/2016    01/01/2010 A           30,625
-----------------------------------------------------------------------------------------------------------------------------------
      55,000   San Francisco City & County, CA Airports
               Commission                                                    5.000      05/01/2017    05/01/2009 A           56,167
-----------------------------------------------------------------------------------------------------------------------------------
     270,000   San Francisco City & County, CA Airports
               Commission                                                    5.000      05/01/2019    05/01/2008 A          273,083
-----------------------------------------------------------------------------------------------------------------------------------
     575,000   San Francisco City & County, CA Airports
               Commission 1                                                  5.000      05/01/2019    01/01/2010 A          584,033
-----------------------------------------------------------------------------------------------------------------------------------
      70,000   San Francisco City & County, CA Airports
               Commission                                                    5.000      05/01/2021    01/01/2010 A           70,809
-----------------------------------------------------------------------------------------------------------------------------------
     275,000   San Francisco City & County, CA Airports
               Commission 1                                                  5.000      05/01/2022    01/01/2010 A          277,637
-----------------------------------------------------------------------------------------------------------------------------------
     260,000   San Francisco City & County, CA Airports
               Commission                                                    5.000      05/01/2022    05/01/2010 A          261,960
-----------------------------------------------------------------------------------------------------------------------------------
     130,000   San Francisco City & County, CA Airports
               Commission                                                    5.000      05/01/2023    05/01/2011 A          131,036


             45 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

   PRINCIPAL                                                                                           EFFECTIVE
      AMOUNT                                                                COUPON        MATURITY     MATURITY*              VALUE
-----------------------------------------------------------------------------------------------------------------------------------
CALIFORNIA Continued
$    278,000   San Francisco City & County, CA Airports
               Commission 1                                                  5.000%     05/01/2025    01/01/2010 A    $     279,451
-----------------------------------------------------------------------------------------------------------------------------------
     230,000   San Francisco City & County, CA Airports
               Commission 1                                                  5.000      05/01/2028    01/01/2010 A          230,656
-----------------------------------------------------------------------------------------------------------------------------------
     150,000   San Francisco City & County, CA Airports
               Commission                                                    5.000      05/01/2029    05/01/2010 A          150,432
-----------------------------------------------------------------------------------------------------------------------------------
      30,000   San Francisco City & County, CA Airports
               Commission                                                    5.125      05/01/2021    05/01/2011 A           30,731
-----------------------------------------------------------------------------------------------------------------------------------
     185,000   San Francisco City & County, CA Airports
               Commission                                                    5.250      01/01/2026    01/01/2010 A          186,802
-----------------------------------------------------------------------------------------------------------------------------------
      85,000   San Francisco City & County, CA Airports
               Commission                                                    5.500      05/01/2015    05/01/2008 A           86,175
-----------------------------------------------------------------------------------------------------------------------------------
      25,000   San Francisco City & County, CA Airports
               Commission                                                    5.500      05/01/2016    05/01/2012 A           26,346
-----------------------------------------------------------------------------------------------------------------------------------
      35,000   San Francisco City & County, CA Airports
               Commission                                                    5.500      05/01/2024    05/01/2010 A           36,257
-----------------------------------------------------------------------------------------------------------------------------------
      10,000   San Francisco City & County, CA Airports
               Commission (SFO Fuel Company)                                 5.000      01/01/2014    07/01/2008 A           10,112
-----------------------------------------------------------------------------------------------------------------------------------
     260,000   San Francisco City & County, CA Airports
               Commission (SFO Fuel Company) 1                               5.125      01/01/2017    07/01/2008 A          262,852
-----------------------------------------------------------------------------------------------------------------------------------
      40,000   San Francisco City & County, CA Airports
               Commission (SFO Fuel Company)                                 5.250      01/01/2021    07/01/2008 A           40,428
-----------------------------------------------------------------------------------------------------------------------------------
      50,000   San Francisco City & County, CA Airports
               Commission (SFO Fuel Company)                                 5.250      01/01/2027    01/01/2010 A           50,424
-----------------------------------------------------------------------------------------------------------------------------------
      25,000   San Francisco City & County, CA COP
               (2789 25th Street Property)                                   5.000      09/01/2013    03/01/2008 A           25,045
-----------------------------------------------------------------------------------------------------------------------------------
      20,000   San Francisco City & County, CA COP
               (77th Street Property)                                        5.300      09/01/2022    03/02/2008 A           20,432
-----------------------------------------------------------------------------------------------------------------------------------
      90,000   San Francisco City & County, CA COP
               (San Bruno Jail)                                              5.250      10/01/2026    10/01/2008 A           92,650
-----------------------------------------------------------------------------------------------------------------------------------
   2,000,000   San Francisco City & County, CA COP
               (San Bruno Jail)                                              5.250      10/01/2033    10/01/2008 A        2,058,880
-----------------------------------------------------------------------------------------------------------------------------------
      70,000   San Francisco City & County, CA Financing
               Corp. (Comb Emergency Communications)                         5.300      04/01/2011    04/01/2008 A           70,155
-----------------------------------------------------------------------------------------------------------------------------------
      45,000   San Francisco City & County, CA
               Improvement Bond Act 1915                                     6.850      09/02/2026    03/02/2008 A           46,386
-----------------------------------------------------------------------------------------------------------------------------------
      25,000   San Francisco City & County, CA Parking
               Authority (Parking Meter)                                     5.000      06/01/2018    06/01/2009 A           25,535
-----------------------------------------------------------------------------------------------------------------------------------
     115,000   San Francisco City & County, CA Redevel.
               Agency                                                        6.750      07/01/2025    07/01/2008 A          117,182
-----------------------------------------------------------------------------------------------------------------------------------
      90,000   San Francisco City & County, CA Redevel.
               Agency (South Beach)                                          5.700      03/01/2029    03/01/2008 A           90,060
-----------------------------------------------------------------------------------------------------------------------------------
     115,000   San Francisco, CA Bay Area Rapid Transit
               District                                                      5.000      07/01/2028    07/01/2008 A          116,681


             46 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

   PRINCIPAL                                                                                           EFFECTIVE
      AMOUNT                                                                COUPON        MATURITY     MATURITY*              VALUE
-----------------------------------------------------------------------------------------------------------------------------------
CALIFORNIA Continued
$  2,875,000   San Francisco, CA City & County Airports
               Commission                                                    4.500% 5   05/01/2025    02/08/2008 A    $   2,870,688
-----------------------------------------------------------------------------------------------------------------------------------
   4,350,000   San Francisco, CA City & County Airports
               Commission                                                    4.500 5    05/01/2025    02/29/2008 A        4,343,475
-----------------------------------------------------------------------------------------------------------------------------------
   3,325,000   San Francisco, CA City & County Airports
               Commission                                                    4.750 5    05/01/2025    02/01/2008 A        3,320,013
-----------------------------------------------------------------------------------------------------------------------------------
      25,000   San Joaquin County, CA Community
               Facilities District Special Tax (Delta Farms)                 6.125      09/01/2024    03/02/2008 A           25,757
-----------------------------------------------------------------------------------------------------------------------------------
     775,000   San Joaquin Hills, CA Transportation
               Corridor Agency                                               5.375      01/15/2029    07/15/2008 A          783,773
-----------------------------------------------------------------------------------------------------------------------------------
      20,000   San Jose, CA Improvement Bond Act 1915                        5.600      09/02/2016    03/02/2008 A           20,604
-----------------------------------------------------------------------------------------------------------------------------------
      25,000   San Jose, CA Improvement Bond Act 1915                        5.700      09/02/2018    03/02/2008 A           25,752
-----------------------------------------------------------------------------------------------------------------------------------
      95,000   San Jose, CA Improvement Bond Act 1915                        5.750      09/02/2019    03/02/2008 A           97,861
-----------------------------------------------------------------------------------------------------------------------------------
      60,000   San Jose, CA Improvement Bond Act 1915                        5.750      09/02/2020    03/02/2008 A           61,808
-----------------------------------------------------------------------------------------------------------------------------------
     275,000   San Jose, CA Multifamily (Sixth & Martha
               Family Apartments)                                            5.875      03/01/2033    03/01/2010 A          280,396
-----------------------------------------------------------------------------------------------------------------------------------
     280,000   San Jose, CA Multifamily Hsg. (Almaden
               Senior Hsg. Partners)                                         5.350      07/15/2034    09/14/2015 C          291,892
-----------------------------------------------------------------------------------------------------------------------------------
      30,000   San Jose, CA Multifamily Hsg. (El Parador
               Apartments)                                                   6.100      01/01/2031    01/01/2013 A           30,613
-----------------------------------------------------------------------------------------------------------------------------------
       5,000   San Jose, CA Redevel. Agency                                  5.250      08/01/2029    08/01/2008 A            5,179
-----------------------------------------------------------------------------------------------------------------------------------
      10,000   San Jose, CA Redevel. Agency                                  5.500      08/01/2016    02/01/2008 A           10,223
-----------------------------------------------------------------------------------------------------------------------------------
      45,000   San Jose, CA Redevel. Agency                                  5.750      08/01/2017    02/01/2008 A           46,060
-----------------------------------------------------------------------------------------------------------------------------------
      20,000   San Jose, CA Unified School District COP                      5.000      06/01/2016    06/01/2008 A           20,041
-----------------------------------------------------------------------------------------------------------------------------------
      35,000   San Jose, CA Unified School District COP                      5.125      06/01/2022    06/01/2008 A           35,050
-----------------------------------------------------------------------------------------------------------------------------------
     190,000   San Leandro, CA Community Facilities
               District No.1 Special Tax                                     6.400      09/01/2019    09/01/2008 A          193,200
-----------------------------------------------------------------------------------------------------------------------------------
     200,000   San Marcos, CA Public Facilities Authority                    5.800      09/01/2018    09/01/2008 A          203,380
-----------------------------------------------------------------------------------------------------------------------------------
      35,000   San Marcos, CA Redevel. Agency Tax
               Allocation (Affordable Hsg.)                                  5.650      10/01/2028    10/01/2008 A           35,459
-----------------------------------------------------------------------------------------------------------------------------------
   1,045,000   San Marcos, CA Special Tax                                    5.900      09/01/2028    03/01/2012 A        1,045,564
-----------------------------------------------------------------------------------------------------------------------------------
   1,665,000   San Marcos, CA Special Tax                                    5.950      09/01/2035    11/23/2032 B        1,641,590
-----------------------------------------------------------------------------------------------------------------------------------
      20,000   San Mateo, CA Sewer                                           5.000      08/01/2028    02/01/2008 A           20,116
-----------------------------------------------------------------------------------------------------------------------------------
      25,000   San Rafael, CA Joint Powers Financing
               Authority                                                     6.000      09/02/2011    03/02/2008 A           25,042
-----------------------------------------------------------------------------------------------------------------------------------
      30,000   Santa Barbara, CA Redevel. Agency
               (Central City)                                                6.000      03/01/2008    03/01/2008             30,084
-----------------------------------------------------------------------------------------------------------------------------------
      70,000   Santa Clara County, CA Financing Authority                    5.000      11/15/2022    05/15/2008 A           71,476
-----------------------------------------------------------------------------------------------------------------------------------
      80,000   Santa Clara County, CA Hsg. Authority
               (Rivertown Apartments)                                        5.700      08/01/2021    02/01/2013 A           83,412
-----------------------------------------------------------------------------------------------------------------------------------
      25,000   Santa Clara, CA Unified School District                       5.000      08/01/2022    02/01/2008 A           25,192
-----------------------------------------------------------------------------------------------------------------------------------
      50,000   Santa Cruz County, CA Hsg. Authority
               (Northgate Apartments)                                        5.350      07/20/2022    07/20/2011 A           50,958


             47 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

   PRINCIPAL                                                                                           EFFECTIVE
      AMOUNT                                                                COUPON        MATURITY     MATURITY*              VALUE
-----------------------------------------------------------------------------------------------------------------------------------
CALIFORNIA Continued
$     40,000   Santa Cruz County, CA Redevel. Agency
               (Live Oak/Soquel Community)                                   5.500%     09/01/2014    03/02/2008 A    $      40,912
-----------------------------------------------------------------------------------------------------------------------------------
       5,000   Santa Margarita, CA Water District Special
               Tax Facilities District No. 99-1                              6.200      09/01/2020    09/01/2009 A            5,411
-----------------------------------------------------------------------------------------------------------------------------------
      20,000   Santa Margarita, CA Water District Special
               Tax Facilities District No. 99-1                              6.200      09/01/2020    09/01/2009 A           20,723
-----------------------------------------------------------------------------------------------------------------------------------
      15,000   Santa Margarita, CA Water District Special
               Tax Facilities District No. 99-1                              6.250      09/01/2029    09/01/2009 A           16,245
-----------------------------------------------------------------------------------------------------------------------------------
      45,000   Santa Margarita, CA Water District Special
               Tax Facilities District No. 99-1                              6.250      09/01/2029    09/01/2009 A           46,133
-----------------------------------------------------------------------------------------------------------------------------------
      25,000   Santa Maria, CA COP                                           5.500      08/01/2021    02/01/2008 A           25,041
-----------------------------------------------------------------------------------------------------------------------------------
      30,000   Santa Nella County, CA Water District                         6.250      09/02/2028    09/02/2010 A           30,257
-----------------------------------------------------------------------------------------------------------------------------------
     175,000   Santa Rosa, CA Improvement Bond Act 1915
               (Fountaingrove Parkway)                                       5.700      09/02/2019    09/02/2008 A          179,788
-----------------------------------------------------------------------------------------------------------------------------------
      20,000   Santa Rosa, CA Improvement Bond Act 1915
               (Nielson Ranch)                                               6.700      09/02/2022    03/02/2008 A           20,418
-----------------------------------------------------------------------------------------------------------------------------------
      40,000   Santa Rosa, CA Improvement Bond Act 1915
               (Skyhawk)                                                     5.750      09/02/2020    09/02/2013 A           40,516
-----------------------------------------------------------------------------------------------------------------------------------
      50,000   Santaluz, CA Special Tax Community Facilities
               District No. 2                                                5.500      09/01/2030    04/26/2028 B           49,646
-----------------------------------------------------------------------------------------------------------------------------------
     950,000   Santaluz, CA Special Tax Community Facilities
               District No. 2                                                6.375      09/01/2030    03/01/2008 A          950,599
-----------------------------------------------------------------------------------------------------------------------------------
     115,000   Scotts Valley, CA Special Tax                                 5.200      09/01/2028    03/01/2008 A          115,132
-----------------------------------------------------------------------------------------------------------------------------------
      15,000   Sequoia, CA Hospital District                                 5.375      08/15/2023    08/15/2008 A           15,863
-----------------------------------------------------------------------------------------------------------------------------------
     110,000   Shafter, CA Community Devel. Agency Tax
               Allocation                                                    5.000      11/01/2013    11/01/2013            113,172
-----------------------------------------------------------------------------------------------------------------------------------
     100,000   Shafter, CA Community Devel. Agency Tax
               Allocation                                                    5.250      11/01/2017    11/01/2016 A          100,934
-----------------------------------------------------------------------------------------------------------------------------------
     100,000   Shafter, CA Community Devel. Agency Tax
               Allocation                                                    5.300      11/01/2018    11/01/2018            100,652
-----------------------------------------------------------------------------------------------------------------------------------
     100,000   Shafter, CA Community Devel. Agency Tax
               Allocation                                                    5.350      11/01/2019    11/01/2019            100,721
-----------------------------------------------------------------------------------------------------------------------------------
     100,000   Shafter, CA Community Devel. Agency Tax
               Allocation                                                    5.375      11/01/2020    11/01/2020            100,337
-----------------------------------------------------------------------------------------------------------------------------------
      75,000   Solana Beach, CA Community Facilities
               District                                                      5.200      09/01/2009    09/01/2009             76,528
-----------------------------------------------------------------------------------------------------------------------------------
      80,000   Solana Beach, CA Community Facilities
               District                                                      5.300      09/01/2010    09/01/2010             82,219
-----------------------------------------------------------------------------------------------------------------------------------
   1,000,000   Southern CA Public Power Authority                            5.000      07/01/2015    07/01/2008 A        1,001,940
-----------------------------------------------------------------------------------------------------------------------------------
      15,000   Southern CA Public Power Authority                            5.500      07/01/2020    07/01/2008 A           15,021
-----------------------------------------------------------------------------------------------------------------------------------
      30,000   Southern CA Public Power Authority
               (Palo Verde)                                                  5.000      07/01/2017    07/01/2008 A           30,061
-----------------------------------------------------------------------------------------------------------------------------------
   2,265,000   Southern CA Tobacco Securitization
               Authority                                                     4.750      06/01/2025    10/14/2012 C        2,168,058


             48 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

   PRINCIPAL                                                                                           EFFECTIVE
      AMOUNT                                                                COUPON        MATURITY     MATURITY*              VALUE
-----------------------------------------------------------------------------------------------------------------------------------
CALIFORNIA Continued
$  1,935,000   Southern CA Tobacco Securitization
               Authority (TASC)                                              5.000%     06/01/2037    11/25/2020 B    $   1,668,086
-----------------------------------------------------------------------------------------------------------------------------------
      25,000   Stockton, CA Community Facilities District                    5.550      08/01/2014    08/01/2008 A           25,162
-----------------------------------------------------------------------------------------------------------------------------------
      25,000   Stockton, CA Community Facilities District                    6.750      08/01/2010    02/01/2008 A           25,384
-----------------------------------------------------------------------------------------------------------------------------------
      20,000   Stockton, CA COP                                              5.200      09/01/2029    09/01/2008 A           20,558
-----------------------------------------------------------------------------------------------------------------------------------
      25,000   Stockton, CA Health Facilities (Dameron
               Hospital Assoc.)                                              5.700      12/01/2014    06/01/2008 A           25,524
-----------------------------------------------------------------------------------------------------------------------------------
      30,000   Stockton, CA Improvement Bond Act 1915                        5.800      09/02/2020    03/02/2010 A           30,288
-----------------------------------------------------------------------------------------------------------------------------------
      50,000   Stockton, CA Improvement Bond Act 1915
               (Weber/Sperry)                                                5.650      09/02/2013    09/02/2013             50,072
-----------------------------------------------------------------------------------------------------------------------------------
      55,000   Stockton, CA Public Financing Authority,
               Series B                                                      6.350      09/02/2010    03/02/2008 A           57,971
-----------------------------------------------------------------------------------------------------------------------------------
      30,000   Stockton, CA Public Financing Authority,
               Series B                                                      6.700      09/02/2016    03/02/2008 A           32,270
-----------------------------------------------------------------------------------------------------------------------------------
      50,000   Susanville, CA COP 6                                          5.750      05/01/2011    05/01/2008 A           50,821
-----------------------------------------------------------------------------------------------------------------------------------
      85,000   Susanville, CA COP 6                                          6.000      05/01/2011    05/01/2008 A           86,412
-----------------------------------------------------------------------------------------------------------------------------------
      60,000   Susanville, CA Public Financing Authority                     5.500      09/01/2027    09/01/2014 A           63,191
-----------------------------------------------------------------------------------------------------------------------------------
      65,000   Sweetwater, CA Authority                                      5.250      04/01/2010    10/23/2008 B           66,812
-----------------------------------------------------------------------------------------------------------------------------------
      15,000   Tejon Ranch, CA Public Facilities Finance
               Authority                                                     7.200      09/01/2030    03/01/2008 A           15,467
-----------------------------------------------------------------------------------------------------------------------------------
     740,000   Tejon Ranch, CA Public Facilities Finance
               Authority Special Tax (Community Facilities
               District No. 1)                                               7.200      09/01/2030    03/01/2008 A          763,088
-----------------------------------------------------------------------------------------------------------------------------------
      30,000   Temecula Valley, CA Unified School District
               Community Facilities District No. 02-1                        6.125      09/01/2033    09/01/2013 A           30,160
-----------------------------------------------------------------------------------------------------------------------------------
     830,000   Temecula, CA Public Financing Authority
               Community Facilities District (Roripaugh) 6                   4.350      09/01/2009    09/01/2009            804,170
-----------------------------------------------------------------------------------------------------------------------------------
     865,000   Temecula, CA Public Financing Authority
               Community Facilities District (Roripaugh) 6                   4.500      09/01/2010    09/01/2010            824,241
-----------------------------------------------------------------------------------------------------------------------------------
     905,000   Temecula, CA Public Financing Authority
               Community Facilities District (Roripaugh) 6                   4.650      09/01/2011    09/01/2011            849,668
-----------------------------------------------------------------------------------------------------------------------------------
      20,000   Torrance, CA Redevel. Agency (Downtown
               Redevel.)                                                     5.550      09/01/2018    09/01/2008 A           20,523
-----------------------------------------------------------------------------------------------------------------------------------
     835,000   Tracy, CA Area Public Facilities Financing
               Agency                                                        5.875      10/01/2013    04/01/2008 A          905,549
-----------------------------------------------------------------------------------------------------------------------------------
      50,000   Tracy, CA Community Facilities District                       5.400      09/01/2015    09/01/2012 A           51,103
-----------------------------------------------------------------------------------------------------------------------------------
      50,000   Tracy, CA Community Facilities District                       6.100      09/01/2015    09/02/2011 A           51,554
-----------------------------------------------------------------------------------------------------------------------------------
      10,000   Tracy, CA Community Facilities District                       6.500      09/01/2020    09/02/2011 A           10,308
-----------------------------------------------------------------------------------------------------------------------------------
      25,000   Tracy, CA Community Facilities District
               (205 Parcel Glen)                                             6.250      09/01/2032    09/02/2014 A           25,368
-----------------------------------------------------------------------------------------------------------------------------------
     100,000   Tracy, CA Community Facilities District
               (South Mac Arthur Area)                                       6.000      09/01/2027    09/01/2012 A          100,265
-----------------------------------------------------------------------------------------------------------------------------------
      30,000   Tracy, CA Community Facilities District
               (South Mac Arthur Area)                                       6.300      09/01/2017    09/02/2011 A           30,920


             49 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

   PRINCIPAL                                                                                           EFFECTIVE
      AMOUNT                                                                COUPON        MATURITY     MATURITY*              VALUE
-----------------------------------------------------------------------------------------------------------------------------------
CALIFORNIA Continued
$     35,000   Tracy, CA Improvement Bond Act 1915                           5.700%     09/02/2023    03/02/2008 A    $      35,003
-----------------------------------------------------------------------------------------------------------------------------------
      75,000   Tracy, CA Operating Partnership Joint
               Powers Authority                                              6.100      09/02/2021    03/02/2008 A           75,787
-----------------------------------------------------------------------------------------------------------------------------------
      30,000   Truckee-Donner, CA Public Utility District
               Special Tax                                                   5.800      09/01/2035    05/25/2033 B           28,979
-----------------------------------------------------------------------------------------------------------------------------------
      75,000   Truckee-Donner, CA Public Utility District
               Special Tax                                                   6.000      09/01/2028    09/01/2013 A           75,224
-----------------------------------------------------------------------------------------------------------------------------------
      20,000   Truckee-Donner, CA Public Utility District
               Special Tax                                                   6.100      09/01/2033    09/01/2013 A           20,078
-----------------------------------------------------------------------------------------------------------------------------------
      30,000   Tulare County, CA COP                                         5.700      02/15/2009    02/15/2008 A           30,084
-----------------------------------------------------------------------------------------------------------------------------------
     270,000   Turlock, CA Auxiliary Organization COP
               (California Universities-Stanlius Foundation)                 5.875      06/01/2022    06/01/2008 A          272,182
-----------------------------------------------------------------------------------------------------------------------------------
      25,000   Turlock, CA Irrigation District, Series A                     5.000      01/01/2026    07/01/2008 A           25,516
-----------------------------------------------------------------------------------------------------------------------------------
     210,000   Upland, CA Community Facilities District
               Special Tax                                                   5.900      09/01/2024    09/01/2013 A          214,435
-----------------------------------------------------------------------------------------------------------------------------------
     185,000   Upland, CA COP (San Antonio Community
               Hospital)                                                     5.000      01/01/2018    07/01/2008 A          185,117
-----------------------------------------------------------------------------------------------------------------------------------
      40,000   Vacaville, CA COP                                             5.500      08/15/2021    02/15/2008 A           40,436
-----------------------------------------------------------------------------------------------------------------------------------
      35,000   Vacaville, CA COP                                             5.500      08/15/2027    02/15/2008 A           35,340
-----------------------------------------------------------------------------------------------------------------------------------
      20,000   Vacaville, CA Improvement Bond Act 1915
               (East Monte Vista Avenue)                                     5.850      09/02/2016    03/02/2008 A           20,609
-----------------------------------------------------------------------------------------------------------------------------------
      10,000   Vacaville, CA Improvement Bond Act 1915
               (Green Tree Reassessment District)                            6.300      09/02/2013    03/02/2008 A           10,217
-----------------------------------------------------------------------------------------------------------------------------------
     195,000   Vacaville, CA Public Financing Authority                      5.400      09/01/2022    03/01/2008 A          195,839
-----------------------------------------------------------------------------------------------------------------------------------
     135,000   Vacaville, CA Redevel. Agency (Vacaville
               Community Hsg.)                                               6.000      11/01/2024    11/01/2010 A          139,622
-----------------------------------------------------------------------------------------------------------------------------------
     275,000   Val Verde, CA Unified School District                         6.125      09/01/2034    03/01/2013 A          276,334
-----------------------------------------------------------------------------------------------------------------------------------
      30,000   Vallejo, CA Public Financing Authority,
               Series A                                                      7.500      09/01/2020    03/01/2008 A           30,046
-----------------------------------------------------------------------------------------------------------------------------------
      40,000   Vallejo, CA Quadrant Improvement
               District No. 001                                              6.000      09/01/2017    09/01/2015 A           42,329
-----------------------------------------------------------------------------------------------------------------------------------
      30,000   Vallejo, CA Quadrant Improvement
               District No. 001                                              6.000      09/01/2026    09/01/2015 A           30,371
-----------------------------------------------------------------------------------------------------------------------------------
      40,000   Vallejo, CA Quadrant Improvement
               District No. 001                                              6.125      09/01/2034    09/01/2015 A           40,250
-----------------------------------------------------------------------------------------------------------------------------------
      25,000   Valley Center-Pauma, CA Unified School
               District (Woods Valley Ranch)                                 5.500      09/01/2019    09/01/2013 A           25,304
-----------------------------------------------------------------------------------------------------------------------------------
      10,000   Valley Center-Pauma, CA Unified School
               District (Woods Valley Ranch)                                 6.000      09/01/2025    03/01/2008 A           10,202
-----------------------------------------------------------------------------------------------------------------------------------
      20,000   Valley Center-Pauma, CA Unified School
               District (Woods Valley Ranch)                                 6.000      09/01/2028    09/01/2013 A           20,060
-----------------------------------------------------------------------------------------------------------------------------------
   1,825,000   Ventura County, CA Area Hsg. Authority
               (Mira Vista Senior Apartments)                                5.000      12/01/2022    10/04/2016 C        1,851,828
-----------------------------------------------------------------------------------------------------------------------------------
     460,000   Ventura, CA Port District COP                                 6.375      08/01/2028    08/01/2010 A          465,276


             50 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

   PRINCIPAL                                                                                           EFFECTIVE
      AMOUNT                                                                COUPON        MATURITY     MATURITY*              VALUE
-----------------------------------------------------------------------------------------------------------------------------------
CALIFORNIA Continued
$    145,000   Victor, CA Elementary School District                         5.600%     09/01/2034    04/06/2033 B    $     136,291
-----------------------------------------------------------------------------------------------------------------------------------
      60,000   Vista, CA Joint Powers Financing Authority                    6.100      10/01/2021    04/01/2008 A           60,159
-----------------------------------------------------------------------------------------------------------------------------------
       5,000   Vista, CA Joint Powers Financing Authority                    6.250      12/01/2019    06/01/2008 A            5,028
-----------------------------------------------------------------------------------------------------------------------------------
      20,000   Wasco, CA Improvement Bond Act 1915                           8.750      09/02/2010    03/02/2008 A           20,667
-----------------------------------------------------------------------------------------------------------------------------------
      25,000   Wasco, CA Improvement Bond Act 1915                           8.750      09/02/2013    03/02/2008 A           25,836
-----------------------------------------------------------------------------------------------------------------------------------
      25,000   West Contra Costa, CA Unified School
               District                                                      5.000      08/01/2023    08/01/2009 A           25,785
-----------------------------------------------------------------------------------------------------------------------------------
     100,000   West Covina, CA Redevel. Agency Tax
               Allocation (Executive Lodge Apartments)                       5.100      09/01/2014    09/01/2008 A          100,955
-----------------------------------------------------------------------------------------------------------------------------------
      20,000   West Patterson, CA Financing Authority
               Special Tax                                                   5.850      09/01/2028    09/01/2015 A           19,916
-----------------------------------------------------------------------------------------------------------------------------------
      10,000   West Patterson, CA Financing Authority
               Special Tax                                                   6.000      09/01/2019    09/01/2015 A           10,480
-----------------------------------------------------------------------------------------------------------------------------------
      15,000   West Patterson, CA Financing Authority
               Special Tax                                                   6.000      09/01/2039    05/18/2035 B           14,863
-----------------------------------------------------------------------------------------------------------------------------------
     105,000   West Patterson, CA Financing Authority
               Special Tax                                                   6.600      09/01/2033    03/01/2008 A          105,078
-----------------------------------------------------------------------------------------------------------------------------------
      25,000   West Patterson, CA Financing Authority
               Special Tax                                                   6.700      09/01/2032    03/01/2008 A           25,022
-----------------------------------------------------------------------------------------------------------------------------------
      10,000   West Patterson, CA Financing Authority
               Special Tax                                                   6.750      09/01/2035    03/01/2008 A           10,009
-----------------------------------------------------------------------------------------------------------------------------------
     120,000   West Patterson, CA Financing Authority
               Special Tax                                                   6.750      09/01/2036    03/01/2008 A          120,106
-----------------------------------------------------------------------------------------------------------------------------------
      10,000   West Patterson, CA Financing Authority
               Special Tax Community Facilities District                     5.600      09/01/2019    09/01/2015 A           10,248
-----------------------------------------------------------------------------------------------------------------------------------
      60,000   West Sacramento, CA Financing Authority
               Special Tax                                                   6.100      09/01/2029    03/01/2009 A           60,135
-----------------------------------------------------------------------------------------------------------------------------------
       5,000   West Sacramento, CA Improvement Bond
               Act 1915                                                      8.500      09/02/2017    03/02/2008 A            5,185
-----------------------------------------------------------------------------------------------------------------------------------
     200,000   West Sacramento, CA Special Tax
               Community Facilities District No. 12                          5.750      09/01/2029    03/01/2008 A          202,350
-----------------------------------------------------------------------------------------------------------------------------------
      50,000   West Sacramento, CA Special Tax
               Community Facilities District No. 14                          6.125      09/01/2021    03/01/2011 A           51,114
-----------------------------------------------------------------------------------------------------------------------------------
      10,000   West Sacramento, CA Special Tax
               Community Facilities District No. 17                          5.875      09/01/2033    08/17/2029 B            9,792
-----------------------------------------------------------------------------------------------------------------------------------
      50,000   West Sacramento, CA Special Tax
               Community Facilities District No. 8
               (Southport)                                                   6.500      09/01/2031    09/01/2009 A           50,897
-----------------------------------------------------------------------------------------------------------------------------------
      25,000   Western CA Municipal Water Districts                          7.125      09/02/2014    03/02/2008 A           25,803
-----------------------------------------------------------------------------------------------------------------------------------
      30,000   Yorba Linda, CA Redevel. Agency Tax
               Allocation                                                    5.250      09/01/2013    03/01/2008 A           30,065
-----------------------------------------------------------------------------------------------------------------------------------
      70,000   Yorba Linda, CA Redevel. Agency Tax
               Allocation                                                    5.250      09/01/2023    03/01/2008 A           70,099
-----------------------------------------------------------------------------------------------------------------------------------
      50,000   Yuba City, CA Unified School District COP                     4.900      02/01/2011    02/01/2008 A           50,094


             51 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

   PRINCIPAL                                                                                           EFFECTIVE
      AMOUNT                                                                COUPON        MATURITY     MATURITY*              VALUE
-----------------------------------------------------------------------------------------------------------------------------------
CALIFORNIA Continued
$     30,000   Yuba City, CA Unified School District COP                     5.250%     02/01/2022    02/01/2008 A    $      30,043
-----------------------------------------------------------------------------------------------------------------------------------
      25,000   Yucaipa, CA Redevel. Agency (Eldorado
               Palms Mobile Home)                                            6.000      05/01/2030    05/01/2010 A           25,026
-----------------------------------------------------------------------------------------------------------------------------------
      30,000   Yucaipa, CA Special Tax Community
               Facilities District No. 98-1                                  6.000      09/01/2028    09/01/2011 A           30,060
                                                                                                                      -------------
                                                                                                                        311,101,502
-----------------------------------------------------------------------------------------------------------------------------------
U.S. POSSESSIONS--3.9%
     600,000   Guam Government Waterworks Authority
               and Wastewater System                                         6.000      07/01/2025    07/01/2015 A          613,824
-----------------------------------------------------------------------------------------------------------------------------------
     260,000   Guam Power Authority, Series A                                5.250      10/01/2023    04/01/2008 A          260,070
-----------------------------------------------------------------------------------------------------------------------------------
      60,000   Puerto Rico Children's Trust Fund (TASC)                      5.375      05/15/2033    05/15/2014 B           58,299
-----------------------------------------------------------------------------------------------------------------------------------
     360,000   Puerto Rico Commonwealth GO                                   5.250      07/01/2032    07/01/2016 A          358,754
-----------------------------------------------------------------------------------------------------------------------------------
     355,000   Puerto Rico HFC (Homeowner Mtg.)                              5.200      12/01/2032    12/01/2008 A          360,407
-----------------------------------------------------------------------------------------------------------------------------------
     590,000   Puerto Rico HFC, Series B 1                                   5.300      12/01/2028    06/01/2011 A          597,228
-----------------------------------------------------------------------------------------------------------------------------------
     110,000   Puerto Rico IMEPCF (American Home
               Products) 1                                                   5.100      12/01/2018    12/01/2008 A          119,154
-----------------------------------------------------------------------------------------------------------------------------------
   2,535,000   Puerto Rico ITEMECF (Cogeneration
               Facilities)                                                   6.625      06/01/2026    06/01/2010 A        2,646,743
-----------------------------------------------------------------------------------------------------------------------------------
   1,500,000   Puerto Rico Municipal Finance Agency,
               Series A                                                      5.250      08/01/2023    08/01/2015 A        1,523,685
-----------------------------------------------------------------------------------------------------------------------------------
      75,000   Puerto Rico Port Authority, Series D                          6.000      07/01/2021    07/01/2008 A           75,304
-----------------------------------------------------------------------------------------------------------------------------------
   1,305,000   Puerto Rico Port Authority, Series D 1                        7.000      07/01/2014    07/01/2008 A        1,312,164
-----------------------------------------------------------------------------------------------------------------------------------
     250,000   V.I. Public Finance Authority, Series A                       5.250      10/01/2024    10/01/2014 A          256,623
-----------------------------------------------------------------------------------------------------------------------------------
     160,000   V.I. Public Finance Authority, Series A                       5.500      10/01/2022    10/01/2010 A          162,328
-----------------------------------------------------------------------------------------------------------------------------------
   2,500,000   V.I. Public Finance Authority, Series A 1                     6.375      10/01/2019    10/01/2010 A        2,687,225
-----------------------------------------------------------------------------------------------------------------------------------
   1,000,000   V.I. Water & Power Authority                                  5.000      07/01/2023    07/01/2017 A        1,025,587
                                                                                                                      -------------
                                                                                                                         12,057,395

-----------------------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS, AT VALUE (COST $326,119,928)--104.5%                                                                 323,158,897
-----------------------------------------------------------------------------------------------------------------------------------
LIABILITIES IN EXCESS OF OTHER ASSETS--(4.5)                                                                            (13,825,349)
                                                                                                                      -------------
NET ASSETS--100.0%                                                                                                    $ 309,333,548
                                                                                                                      =============


             52 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

FOOTNOTES TO STATEMENT OF INVESTMENTS

* Call Date, Put Date or Average Life of Sinking Fund, if applicable, as detailed.

     A. Optional call date; corresponds to the most conservative yield calculation.

     B. Average life due to mandatory, or expected, sinking fund principal payments prior to maturity.

     C. Average life due to mandatory, or expected, sinking fund principal payments prior to the applicable optional call date.

1. All or a portion of the security has been segregated for collateral to cover borrowings. See Note 6 of accompanying Notes.

2. Zero coupon bond reflects effective yield on the date of purchase.

3. Denotes a step bond: a zero coupon bond that converts to a fixed or variable interest rate at a designated future date.

4. Security represents the underlying municipal bond on an inverse floating rate security. The bond was purchased by the Fund and subsequently segregated and transferred to a trust. See Note 1 of accompanying Notes.

5. Represents the current interest rate for a variable or increasing rate security.

6. Illiquid security. The aggregate value of illiquid securities as of January 31, 2008 was $3,654,841, which represents 1.18% of the Fund's net assets. See
Note 5 of accompanying Notes.

7. Issue is in default. See Note 1 of accompanying Notes.

TO SIMPLIFY THE LISTINGS OF SECURITIES, ABBREVIATIONS ARE USED PER THE TABLE
BELOW:

ABAG      Association of Bay Area Governments
CDA       Communities Devel. Authority
COP       Certificates of Participation
CSU       California State University
CVHP      Citrus Valley Health Partners
CVMC      Citrus Valley Medical Center
FH        Foothill Hospital
FNMA      Federal National Mortgage Assoc.
GNMA      Government National Mortgage Assoc.
GO        General Obligation
GP        General Purpose
HFA       Housing Finance Agency
HFC       Housing Finance Corp.
IMEPCF    Industrial, Medical and Environmental
          Pollution Control Facilities
INFLOS    Inverse Floating Rate Securities
ITEMECF Industrial, Tourist, Educational, Medical and Environmental Community Facilities
M-S-R Modesto Irrigation District of the City of Santa Clara and the City of Redding
PARS      Periodic Auction Reset Securities
RITES     Residual Interest Tax Exempt Security
ROLs      Residual Option Longs
TASC      Tobacco Settlement Asset-Backed Bonds
V.I.      United States Virgin Islands

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


             53 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

STATEMENT OF ASSETS AND LIABILITIES  Unaudited
--------------------------------------------------------------------------------

January 31, 2008
--------------------------------------------------------------------------------
ASSETS
--------------------------------------------------------------------------------
Investments, at value (cost $326,119,928)--see
accompanying statement of investments                            $  323,158,897
--------------------------------------------------------------------------------
Cash                                                                    490,220
--------------------------------------------------------------------------------
Receivables and other assets:
Investments sold                                                     20,924,200
Interest                                                              4,057,840
Shares of beneficial interest sold                                    3,691,844
Other                                                                    13,768
                                                                 ---------------
Total assets                                                        352,336,769

--------------------------------------------------------------------------------
LIABILITIES
--------------------------------------------------------------------------------
Payables and other liabilities:
Payable on borrowings (See Note 6)                                   26,300,000
Payable for short-term floating rate notes issued (See Note 1)       14,695,000
Shares of beneficial interest redeemed                                1,459,490
Dividends                                                               260,142
Investments purchased                                                    98,997
Distribution and service plan fees                                       65,248
Interest expense on borrowings                                           62,866
Trustees' compensation                                                   17,794
Transfer and shareholder servicing agent fees                             6,090
Shareholder communications                                                  827
Other                                                                    36,767
                                                                 ---------------
Total liabilities                                                    43,003,221

--------------------------------------------------------------------------------
NET ASSETS                                                       $  309,333,548
                                                                 ===============

--------------------------------------------------------------------------------
COMPOSITION OF NET ASSETS
--------------------------------------------------------------------------------
Par value of shares of beneficial interest                       $       89,279
--------------------------------------------------------------------------------
Additional paid-in capital                                          313,287,834
--------------------------------------------------------------------------------
Accumulated net investment income                                        66,082
--------------------------------------------------------------------------------
Accumulated net realized loss on investments                         (1,148,616)
--------------------------------------------------------------------------------
Net unrealized depreciation on investments                           (2,961,031)
                                                                 ---------------
NET ASSETS                                                       $  309,333,548
                                                                 ===============


             54 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

--------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE
--------------------------------------------------------------------------------
Class A Shares:
Net asset value and redemption price per share (based on net assets of $234,968,706 and 67,782,556 shares of
beneficial interest outstanding)                                          $3.47
Maximum offering price per share (net asset value plus sales
charge of 3.50% of offering price)                                        $3.60
--------------------------------------------------------------------------------
Class B Shares:
Net asset value, redemption price (excludes applicable
contingent deferred sales charge) and offering price per
share (based on net assets of $2,041,476 and 576,842 shares
of beneficial interest outstanding)                                       $3.54
--------------------------------------------------------------------------------
Class C Shares:
Net asset value, redemption price (excludes applicable
contingent deferred sales charge) and offering price per
share (based on net assets of $72,323,366 and 20,919,982
shares of beneficial interest outstanding)                                $3.46

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


             55 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

STATEMENT OF OPERATIONS  Unaudited
--------------------------------------------------------------------------------

For the Six Months Ended January 31, 2008
--------------------------------------------------------------------------------
INVESTMENT INCOME
--------------------------------------------------------------------------------
Interest                                                         $    7,740,386
--------------------------------------------------------------------------------
Other income                                                                 60
                                                                 ---------------
Total investment income                                               7,740,446

--------------------------------------------------------------------------------
EXPENSES
--------------------------------------------------------------------------------
Management fees                                                         683,300
--------------------------------------------------------------------------------
Distribution and service plan fees:
Class A                                                                 282,610
Class B                                                                  10,488
Class C                                                                 336,283
--------------------------------------------------------------------------------
Transfer and shareholder servicing agent fees:
Class A                                                                  26,900
Class B                                                                   1,207
Class C                                                                  15,404
--------------------------------------------------------------------------------
Shareholder communications:
Class A                                                                  16,545
Class B                                                                      30
Class C                                                                   6,223
--------------------------------------------------------------------------------
Interest expense and fees on short-term floating rate notes
issued (See Note 1)                                                     296,628
--------------------------------------------------------------------------------
Interest expense on borrowings                                          106,730
--------------------------------------------------------------------------------
Custodian fees and expenses                                               8,425
--------------------------------------------------------------------------------
Trustees' compensation                                                    2,996
--------------------------------------------------------------------------------
Other                                                                    42,225
                                                                 ---------------
Total expenses                                                        1,835,994
Less reduction to custodian expenses                                     (3,993)
                                                                 ---------------
Net expenses                                                          1,832,001

--------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                 5,908,445

--------------------------------------------------------------------------------
REALIZED AND UNREALIZED LOSS
--------------------------------------------------------------------------------
Net realized loss on investments                                       (949,881)
--------------------------------------------------------------------------------
Net change in unrealized depreciation on investments                 (5,264,603)

--------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS             $     (306,039)
                                                                 ===============

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


             56 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                   SIX MONTHS             YEAR
                                                                                        ENDED            ENDED
                                                                             JANUARY 31, 2008         JULY 31,
                                                                                  (UNAUDITED)             2007
---------------------------------------------------------------------------------------------------------------
OPERATIONS
---------------------------------------------------------------------------------------------------------------
Net investment income                                                        $      5,908,445    $   9,572,724
---------------------------------------------------------------------------------------------------------------
Net realized gain (loss)                                                             (949,881)         233,194
---------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation)                               (5,264,603)         891,554
                                                                             ----------------------------------
Net increase (decrease) in net assets resulting from operations                      (306,039)      10,697,472

---------------------------------------------------------------------------------------------------------------
DIVIDENDS AND/OR DISTRIBUTIONS TO SHAREHOLDERS
---------------------------------------------------------------------------------------------------------------
Dividends from net investment income:
Class A                                                                            (4,733,858)      (7,492,067)
Class B                                                                               (33,784)         (71,582)
Class C                                                                            (1,158,719)      (1,830,315)
                                                                             ----------------------------------
                                                                                   (5,926,361)      (9,393,964)

---------------------------------------------------------------------------------------------------------------
BENEFICIAL INTEREST TRANSACTIONS
---------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from beneficial interest transactions:
Class A                                                                            31,742,441       45,500,859
Class B                                                                               (47,679)        (407,225)
Class C                                                                            14,665,215        7,070,729
                                                                             ----------------------------------
                                                                                   46,359,977       52,164,363

---------------------------------------------------------------------------------------------------------------
NET ASSETS
---------------------------------------------------------------------------------------------------------------
Total increase                                                                     40,127,577       53,467,871
---------------------------------------------------------------------------------------------------------------
Beginning of period                                                               269,205,971      215,738,100
                                                                             ----------------------------------
End of period (including accumulated net investment income
of $66,082 and $83,998, respectively)                                        $    309,333,548    $ 269,205,971
                                                                             ==================================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


             57 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

STATEMENT OF CASH FLOWS  Unaudited
--------------------------------------------------------------------------------

For the Six Months Ended January 31, 2008
----------------------------------------------------------------------------------------------
CASH FLOWS FROM OPERATING ACTIVITIES
----------------------------------------------------------------------------------------------
Net decrease in net assets from operations                                     $     (306,039)
----------------------------------------------------------------------------------------------
Adjustments to reconcile net decrease in net assets from operations to net cash used in operating activities:
Purchase of investment securities                                                 (67,564,939)
Proceeds from disposition of investment securities                                 52,173,069
Short-term investment securities, net                                             (36,894,275)
Premium amortization                                                                  915,175
Discount accretion                                                                   (694,549)
Net realized loss on investments                                                      949,881
Net change in unrealized depreciation on investments                                5,264,603
Increase in interest receivable                                                      (645,867)
Increase in receivable for securities sold                                        (19,799,710)
Increase in other assets                                                               (8,252)
Decrease in payable for securities purchased                                         (142,957)
Increase in payable for accrued expenses                                               58,286
                                                                               ---------------
Net cash used in operating activities                                             (66,695,574)

----------------------------------------------------------------------------------------------
CASH FLOWS FROM FINANCING ACTIVITIES
----------------------------------------------------------------------------------------------
Proceeds from bank borrowings                                                      70,100,000
Payments on bank borrowings                                                       (45,700,000)
Proceeds from shares sold                                                         139,850,001
Payment on shares redeemed                                                        (95,374,589)
Cash distributions paid                                                            (2,090,278)
                                                                               ---------------
Net cash provided by financing activities                                          66,785,134
----------------------------------------------------------------------------------------------
Net increase in cash                                                                   89,560
----------------------------------------------------------------------------------------------
Cash, beginning balance                                                               400,660
                                                                               ---------------
Cash, ending balance                                                           $      490,220
                                                                               ===============

Supplemental disclosure of cash flow information:

Noncash financing activities not included herein consist of reinvestment of dividends and distributions of $3,746,591.

Cash paid for interest on bank borrowings--$55,207.

Cash paid for interest on short-term floating rate notes issued--$296,628.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


             58 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                SIX MONTHS
                                                                     ENDED
                                                          JANUARY 31, 2008                                 YEAR ENDED JULY 31,
CLASS A                                                        (UNAUDITED)          2007          2006        2005      2004 1
-------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
-------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                             $    3.55     $    3.52     $    3.56    $   3.30    $   3.35
-------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                                  .07 2         .15 2         .15 2       .16 2       .07
Net realized and unrealized gain (loss)                               (.08)          .02          (.03)        .25        (.06)
                                                                 --------------------------------------------------------------
Total from investment operations                                      (.01)          .17           .12         .41         .01
-------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                                  (.07)         (.14)         (.16)       (.15)       (.06)
-------------------------------------------------------------------------------------------------------------------------------

Net asset value, end of period                                   $    3.47     $    3.55     $    3.52    $   3.56    $   3.30
                                                                 ==============================================================

-------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 3                                   (0.19)%        4.99%         3.32%      12.78%       0.21%
-------------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)                         $ 234,969     $ 208,041     $ 161,562    $ 44,554    $ 11,627
-------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                                $ 226,619     $ 186,689     $ 105,009    $ 21,877    $  8,381
-------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment income                                                 4.15%         4.10%         4.19%       4.76%       4.99%
Expenses excluding interest and fees on short-term
floating rate notes issued                                            0.85%         1.04%         1.42%       1.66%       1.92%
Interest and fees on short-term floating rate notes
issued                                                                0.20% 5       0.24% 5         --          --          --
                                                                 --------------------------------------------------------------
Total expenses                                                        1.05%         1.28%         1.42%       1.66%       1.92%
Expenses after payments, waivers and/or
reimbursements and reduction to custodian expenses                    1.05%         1.08%         0.80%       0.80%       0.76%
-------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                                 23%           17%           33%          4%          2%

1. For the period from February 25, 2004 (commencement of operations) to July 31, 2004.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Assumes an investment at net asset value on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total return. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4. Annualized for periods less than one full year.

5. Interest and fee expense relates to the Fund's liability for short-term floating rate notes issued in conjunction with inverse floating rate security transactions. See Note 1 of accompanying Notes.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


             59 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

FINANCIAL HIGHLIGHTS  Continued
--------------------------------------------------------------------------------

                                                                SIX MONTHS
                                                                     ENDED
                                                          JANUARY 31, 2008                                 YEAR ENDED JULY 31,
CLASS B                                                        (UNAUDITED)          2007          2006        2005      2004 1
--------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                             $    3.62     $    3.59     $    3.63    $   3.36    $   3.35
--------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                                  .06 2         .12 2         .13 2       .14 2       .05
Net realized and unrealized gain (loss)                               (.08)          .02          (.04)        .26          -- 3
                                                                 ---------------------------------------------------------------
Total from investment operations                                      (.02)          .14           .09         .40         .05
--------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                                  (.06)         (.11)         (.13)       (.13)       (.04)
--------------------------------------------------------------------------------------------------------------------------------

Net asset value, end of period                                   $    3.54     $    3.62     $    3.59    $   3.63    $   3.36
                                                                 ===============================================================

--------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 4                                   (0.61)%        4.05%         2.49%      12.03%       1.60%
--------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)                         $   2,042     $   2,136     $   2,517    $  1,295    $    510
--------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                                $   2,082     $   2,276     $   1,980    $    836    $    297
--------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 5
Net investment income                                                 3.31%         3.34%         3.49%       4.11%       3.96%
Expenses excluding interest and fees on short-term
floating rate notes issued                                            1.68%         1.94%         2.30%       2.86%       2.86%
Interest and fees on short-term floating rate notes
issued                                                                0.20% 6       0.24% 6         --          --          --
                                                                 ---------------------------------------------------------------
Total expenses                                                        1.88%         2.18%         2.30%       2.86%       2.86%
Expenses after payments, waivers and/or
reimbursements and reduction to custodian expenses                    1.88%         1.89%         1.55%       1.55%       1.55%
--------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                                 23%           17%           33%          4%          2%

1. For the period from February 25, 2004 (commencement of operations) to July 31, 2004.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Less than $0.005 per share.

4. Assumes an investment at net asset value on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total return. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

5. Annualized for periods less than one full year.

6. Interest and fee expense relates to the Fund's liability for short-term floating rate notes issued in conjunction with inverse floating rate security transactions. See Note 1 of accompanying Notes.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


             60 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

                                                                SIX MONTHS
                                                                     ENDED
                                                          JANUARY 31, 2008                                 YEAR ENDED JULY 31,
CLASS C                                                        (UNAUDITED)          2007          2006        2005      2004 1
--------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                             $    3.54     $    3.51     $    3.56    $   3.30    $   3.35
--------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                                  .06 2         .12 2         .12 2       .14 2       .05
Net realized and unrealized gain (loss)                               (.08)          .03          (.04)        .25        (.06)
                                                                 ---------------------------------------------------------------
Total from investment operations                                      (.02)          .15           .08         .39        (.01)
--------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                                  (.06)         (.12)         (.13)       (.13)       (.04)
--------------------------------------------------------------------------------------------------------------------------------

Net asset value, end of period                                   $    3.46     $    3.54     $    3.51    $   3.56    $   3.30
                                                                 ===============================================================

--------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 3                                   (0.56)%        4.25%         2.30%      12.00%      (0.16)%
--------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)                         $  72,323     $  59,029     $  51,659    $ 21,589    $  4,079
--------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                                $  66,811     $  55,357     $  39,346    $  9,836    $  2,044
--------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment income                                                 3.36%         3.34%         3.46%       3.98%       3.92%
Expenses excluding interest and fees on short-term
floating rate notes issued                                            1.63%         1.84%         2.21%       2.55%       2.93%
Interest and fees on short-term floating rate notes
issued                                                                0.20% 5       0.24% 5         --          --          --
                                                                 ---------------------------------------------------------------
Total expenses                                                        1.83%         2.08%         2.21%       2.55%       2.93%
Expenses after payments, waivers and/or
reimbursements and reduction to custodian expenses                    1.83%         1.86%         1.55%       1.55%       1.55%
--------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                                 23%           17%           33%          4%          2%

1. For the period from February 25, 2004 (commencement of operations) to July 31, 2004.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Assumes an investment at net asset value on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total return. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4. Annualized for periods less than one full year.

5. Interest and fee expense relates to the Fund's liability for short-term floating rate notes issued in conjunction with inverse floating rate security transactions. See Note 1 of accompanying Notes.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


             61 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES

Oppenheimer Limited Term California Municipal Fund (the "Fund") is a non-diversified, open-end management investment company registered under the Investment Company Act of 1940, as amended. The Fund's investment objective is to seek as high a level of income exempt from federal income tax and California individual income taxes as is consistent with its investment policies and prudent investment management. The Fund's investment adviser is OppenheimerFunds, Inc. (the "Manager").

      The Fund offers Class A, Class B and Class C shares. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B and Class C shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge ("CDSC"). All classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees and shareholder communications, directly attributable to that class. Class A, B and C have separate distribution and/or service plans. Class B shares will automatically convert to Class A shares 72 months after the date of purchase.

      The following is a summary of significant accounting policies consistently followed by the Fund.

--------------------------------------------------------------------------------
SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Trustees. Securities traded on a registered U.S. securities exchange are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities whose principal exchange is NASDAQ(R) are valued based on the closing price reported by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing "bid" and "asked" prices, and if not, at the closing bid price. Securities traded on foreign exchanges are valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the official closing price on the principal exchange. Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities, collateralized mortgage obligations and other asset-backed securities will be valued at the mean between the "bid" and "asked" prices. Securities for which market quotations are not readily available are valued at their fair value. Securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective exchanges will be fair valued. Fair value is


             62 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND determined in good faith using consistently applied procedures under the supervision of the Board of Trustees. Shares of a registered investment company that are not traded on an exchange are valued at the acquired investment company's net asset value per share. "Money market-type" debt instruments with remaining maturities of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value.

--------------------------------------------------------------------------------
INVERSE FLOATING RATE SECURITIES. The Fund invests in inverse floating rate securities that pay interest at a rate that varies inversely with short-term interest rates. Certain of these securities may be leveraged, whereby the interest rate varies inversely at a multiple of the change in short-term rates. As interest rates rise, inverse floaters produce less current income. The price of such securities is more volatile than comparable fixed rate securities. The Fund may invest up to 20% of its total assets (which includes the effects of leverage) in inverse floaters. Inverse floaters, including the effects of leverage, amount to $15,296,030 as of January 31, 2008, which represents 4.34% of the Fund's total assets.

      Certain inverse floating rate securities are created when the Fund purchases and subsequently transfers a municipal bond security (the "municipal bond") to a broker dealer. The municipal bond is typically a fixed rate security. The broker dealer (the "sponsor") creates a trust (the "Trust") and deposits the municipal bond. The Trust issues short-term floating rate notes available to third parties and a residual interest in the municipal bond (referred to as an "inverse floating rate security") to the Fund. The terms of these inverse floating rate securities grant the Fund the right to require that the Trust issuing the inverse floating rate security compel a tender of the short-term floating rate notes to facilitate the Fund's repurchase of the underlying municipal bond. Following such a request, the Fund pays the sponsor the principal amount due to the holders of the short-term floating rate notes issued by the Trust and exchanges the inverse floating rate security for the underlying municipal bond. These transactions are considered secured borrowings for financial reporting purposes. As a result of such accounting treatments, the Fund includes the municipal bond position on its Statement of Investments (but does not separately include the inverse floating rate securities received). The Fund also includes the value of the municipal bond and a payable amount equal to the short-term floating rate notes issued by the Trust on its Statement of Assets and Liabilities. The interest rates on these short-term floating rate notes reset periodically, usually weekly. The holders of these short-term floating rate notes have the option to tender their investment, to the sponsor or the Trust's liquidity provider, for redemption at par at each reset date. Income from the municipal bond position and the interest expense on the payable for the short-term floating rate notes issued by the Trust are recorded on the Fund's Statement of Operations. At January 31, 2008, municipal bond holdings with a value of $24,616,040 shown on the Fund's Statement of Investments are held by such Trusts and serve as collateral for the $14,695,000 in short-term floating rate notes issued and outstanding at that date.


             63 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

At January 31, 2008, the Fund's residual exposure to these types of inverse floating rate securities were as follows:

PRINCIPAL                                       COUPON   MATURITY
AMOUNT        INVERSE FLOATER 1                 RATE 2       DATE         VALUE
--------------------------------------------------------------------------------
              CA Pollution Control Financing
$ 2,815,000   Authority ROLs                    13.350%   12/1/16   $ 3,507,040
              Chula Vista, CA Industrial
  6,250,000   Devel. RITES                       7.149    12/1/27     6,414,000
                                                                    ------------
                                                                    $ 9,921,040
                                                                    ============

1. For a list of abbreviations used in the Inverse Floater table see the Portfolio Abbreviations table on page 53 of the Statement of Investments.

2. Represents the current interest rate for a variable rate bond.

--------------------------------------------------------------------------------
CREDIT RISK. The Fund invests in high-yield, non-investment-grade bonds, which may be subject to a greater degree of credit risk. Credit risk relates to the ability of the issuer to meet interest or principal payments or both as they become due. The Fund may acquire securities in default, and is not obligated to dispose of securities whose issuers subsequently default. As of January 31, 2008, securities with an aggregate market value of $87,750, representing 0.03% of the Fund's net assets, were in default.

--------------------------------------------------------------------------------
CONCENTRATION RISK. There are certain risks arising from geographic concentration in any state. Certain economic, regulatory or political developments occurring in the state may impair the ability of certain issuers of municipal securities to pay principal and interest on their obligations.

--------------------------------------------------------------------------------
ALLOCATION OF INCOME, EXPENSES, GAINS AND LOSSES. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

--------------------------------------------------------------------------------
FEDERAL TAXES. The Fund intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders. Therefore, no federal income or excise tax provision is required. The Fund files income tax returns in U.S. federal and applicable state jurisdictions. The statute of limitations on the Fund's tax return filings generally remain open for the three preceding fiscal reporting period ends.

      Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and


             64 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund.

      As of January 31, 2008, the Fund had available for federal income tax purposes an estimated capital loss carryforward of $1,141,116 expiring by 2016. This estimated capital loss carryforward represents carryforward as of the end of the last fiscal year, increased for losses deferred under tax accounting rules to the current fiscal year and is increased or decreased by capital losses or gains realized in the first six months of the current fiscal year. During the six months ended January 31, 2008, it is estimated that the Fund will not utilize any capital loss carryforward to offset realized capital gains. During the fiscal year ended July 31, 2007, the Fund did not utilize any capital loss carryforward to offset capital gains realized in that fiscal year.

As of July 31, 2007, the Fund had available for federal income tax purposes unused capital loss carryforwards as follows:

                             EXPIRING
                             ---------------------
                             2013        $  17,565
                             2014            1,553
                             2015          172,117
                                         ---------
                             Total       $ 191,235
                                         =========

--------------------------------------------------------------------------------
TRUSTEES' COMPENSATION. The Fund has adopted an unfunded retirement plan (the "Plan") for the Fund's independent trustees. Benefits are based on years of service and fees paid to each trustee during their period of service. The Plan was frozen with respect to adding new participants effective December 31, 2006 (the "Freeze Date") and existing Plan Participants as of the Freeze Date will continue to receive accrued benefits under the Plan. Active independent trustees as of the Freeze Date have each elected a distribution method with respect to their benefits under the Plan. During the six months ended January 31, 2008, the Fund's projected benefit obligations, payments to retired trustees and accumulated liability were as follows:

             Projected Benefit Obligations Increased        $     97
             Payments Made to Retired Trustees                 1,551
             Accumulated Liability as of January 31, 2008     12,114

The Board of Trustees has adopted a compensation deferral plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. For purposes of determining the amount owed to the Trustee under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or in other Oppenheimer funds selected by the Trustee. The Fund purchases shares of the funds selected for deferral by the Trustee in amounts equal to his or her deemed investment, resulting in a Fund asset equal to the deferred compensation liability. Such assets are included as a component of "Other" within the asset section of the Statement of Assets and Liabilities. Deferral of trustees' fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund's


             65 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance to the compensation deferral plan.

--------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations and may differ from U.S. generally accepted accounting principles, are recorded on the ex-dividend date. Income distributions, if any, are declared daily and paid monthly. Capital gain distributions, if any, are declared and paid annually.

--------------------------------------------------------------------------------
INVESTMENT INCOME. Interest income is recognized on an accrual basis. Discount and premium, which are included in interest income on the Statement of Operations, are amortized or accreted daily.

--------------------------------------------------------------------------------
CUSTODIAN FEES. "Custodian fees and expenses" in the Statement of Operations may include interest expense incurred by the Fund on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed trades in portfolio securities and from cash outflows resulting from unanticipated shareholder redemption activity. The Fund pays interest to its custodian on such cash overdrafts, to the extent they are not offset by positive cash balances maintained by the Fund, at a rate equal to the Federal Funds Rate plus 0.50%. The "Reduction to custodian expenses" line item, if applicable, represents earnings on cash balances maintained by the Fund during the period. Such interest expense and other custodian fees may be paid with these earnings.

--------------------------------------------------------------------------------
SECURITY TRANSACTIONS. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

--------------------------------------------------------------------------------
INDEMNIFICATIONS. The Fund's organizational documents provide current and former trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

--------------------------------------------------------------------------------
OTHER. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.


             66 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

--------------------------------------------------------------------------------
2. SHARES OF BENEFICIAL INTEREST

The Fund has authorized an unlimited number of $0.001 par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

                           SIX MONTHS ENDED JANUARY 31, 2008      YEAR ENDED JULY 31, 2007
                                    SHARES            AMOUNT        SHARES          AMOUNT
-------------------------------------------------------------------------------------------
CLASS A
Sold                            31,952,085     $ 110,901,655    27,342,239   $  97,596,183
Dividends and/or
distributions reinvested           869,589         3,023,271     1,424,806       5,091,404
Redeemed                       (23,702,084)      (82,182,485)  (15,988,716)    (57,186,728)
                               ------------------------------------------------------------
Net increase                     9,119,590     $  31,742,441    12,778,329   $  45,500,859
                               ============================================================

-------------------------------------------------------------------------------------------
CLASS B
Sold                               123,597     $     438,256       100,220   $     364,668
Dividends and/or
distributions reinvested             7,273            25,801        12,889          46,976
Redeemed                          (144,203)         (511,736)     (223,948)       (818,869)
                               ------------------------------------------------------------
Net decrease                       (13,333)    $     (47,679)     (110,839)  $    (407,225)
                               ============================================================

-------------------------------------------------------------------------------------------
CLASS C
Sold                             7,591,178     $  26,278,852     6,963,581   $  24,823,382
Dividends and/or
distributions reinvested           201,163           697,519       306,294       1,092,111
Redeemed                        (3,555,831)      (12,311,156)   (5,283,912)    (18,844,764)
                               ------------------------------------------------------------
Net increase                     4,236,510     $  14,665,215     1,985,963   $   7,070,729
                               ============================================================

--------------------------------------------------------------------------------
3. PURCHASES AND SALES OF SECURITIES

The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations, for the six months ended January 31, 2008, were as follows:

                                          PURCHASES          SALES
              ----------------------------------------------------
              Investment securities    $ 67,564,939   $ 52,173,069

--------------------------------------------------------------------------------
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

MANAGEMENT FEES. Under the investment advisory agreement, the Fund pays the Manager a management fee based on the daily net assets of the Fund at an annual rate as shown in the following table:

             FEE SCHEDULE
             ---------------------------
             Up to $100 million    0.50%
             Next $150 million     0.45
             Next $1.75 billion    0.40
             Over $2 billion       0.39


             67 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES Continued

TRANSFER AGENT FEES. OppenheimerFunds Services ("OFS"), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS a per account fee. For the six months ended January 31, 2008, the Fund paid $43,835 to OFS for services to the Fund.

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLAN (12b-1) FEES. Under its General Distributor's Agreement with the Fund, OppenheimerFunds Distributor, Inc. (the "Distributor") acts as the Fund's principal underwriter in the continuous public offering of the Fund's classes of shares.

--------------------------------------------------------------------------------
SERVICE PLAN FOR CLASS A SHARES. The Fund has adopted a Service Plan (the "Plan") for Class A shares under Rule 12b-1 of the Investment Company Act of 1940. Under the Plan, the Fund reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares. Reimbursement is made periodically at an annual rate of up to 0.25% of the average annual net assets of Class A shares of the Fund. The Distributor currently uses all of those fees to pay dealers, brokers, banks and other financial institutions periodically for providing personal service and maintenance of accounts of their customers that hold Class A shares. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent periods. Fees incurred by the Fund under the Plan are detailed in the Statement of Operations.

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLANS FOR CLASS B AND CLASS C SHARES. The Fund has adopted Distribution and Service Plans (the "Plans") for Class B and Class C shares under Rule 12b-1 of the Investment Company Act of 1940 to compensate the Distributor for its services in connection with the distribution of those shares and servicing accounts. Under the Plans, the Fund pays the Distributor an annual asset-based sales charge of 0.75% on Class B and Class C shares. The Distributor also receives a service fee of 0.25% per year under each plan. If either the Class B or Class C plan is terminated by the Fund or by the shareholders of a class, the Board of Trustees and its independent trustees must determine whether the Distributor shall be entitled to payment from the Fund of all or a portion of the service fee and/or asset-based sales charge in respect to shares sold prior to the effective date of such termination. The Distributor's aggregate uncompensated expenses under the Plans at December 31, 2007 for Class C shares was $775,089. Fees incurred by the Fund under the Plans are detailed in the Statement of Operations.

--------------------------------------------------------------------------------
SALES CHARGES. Front-end sales charges and contingent deferred sales charges ("CDSC") do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. The sales charges retained by the Distributor from the sale of shares and the CDSC retained by the Distributor on the redemption of shares is shown in the following table for the period indicated.


             68 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

                                        CLASS A         CLASS B         CLASS C
                        CLASS A      CONTINGENT      CONTINGENT      CONTINGENT
                      FRONT-END        DEFERRED        DEFERRED        DEFERRED
                  SALES CHARGES   SALES CHARGES   SALES CHARGES   SALES CHARGES
SIX MONTHS          RETAINED BY     RETAINED BY     RETAINED BY     RETAINED BY
ENDED               DISTRIBUTOR     DISTRIBUTOR     DISTRIBUTOR     DISTRIBUTOR
--------------------------------------------------------------------------------
January 31, 2008        $45,541          $7,669          $4,266          $7,816

--------------------------------------------------------------------------------
WAIVERS AND REIMBURSEMENTS OF EXPENSES. OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees for all classes to 0.35% of average annual net assets per class. This undertaking may be amended or withdrawn at any time.

--------------------------------------------------------------------------------
5. ILLIQUID SECURITIES

As of January 31, 2008, investments in securities included issues that are illiquid. Investments may be illiquid because they do not have an active trading market, making it difficult to value them or dispose of them promptly at an acceptable price. The Fund will not invest more than 15% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid securities. Securities that are illiquid are marked with an applicable footnote on the Statement of Investments.

--------------------------------------------------------------------------------
6. BORROWINGS

The Fund can borrow money from banks in amounts up to one third of its total assets (including the amount borrowed) less all liabilities and indebtedness other than borrowings to purchase portfolio securities, to meet redemption obligations or for temporary and emergency purposes. The purchase of securities with borrowed funds creates leverage in the Fund. The use of leverage will subject the Fund to greater costs than funds that do not borrow for leverage, and may also make the Fund's share price more sensitive to interest changes. The interest on borrowed money is an expense that might reduce the Fund's yield. Expenses incurred by the Fund with respect to interest on borrowings and commitment fees are disclosed separately or as other expenses on the Statement of Operations.

      The Fund entered into a Revolving Credit and Security Agreement (the "Agreement") with a conduit lender and a bank which enables it to participate with certain other Oppenheimer funds in a committed, secured borrowing facility that permits borrowings of up to $1,250,000,000, collectively. To secure the loan, the Fund pledges investment securities in accordance with the terms of the Agreement. Interest is charged to the Fund, based on its borrowings, at current commercial paper issuance rates (4.6038% as of January 31, 2008). The Fund pays additional fees annually to its lender on its outstanding borrowings to manage and administer the facility and is allocated its pro-rata share of an annual commitment fee on the amount of the unused portion of total facility size. The Fund has the right to prepay such loans and terminate its participation in the conduit loan facility at any time upon prior notice.


             69 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
6. BORROWINGS Continued

As of January 31, 2008, the Fund had borrowings outstanding at an interest rate of 4.6038%. Details of the borrowings for the six months ended January 31, 2008 are listed in the following table.

              Average Daily Loan Balance              $ 4,143,478
              Average Daily Interest Rate                  5.2030%
              Fees Paid                               $     6,869
              Interest Paid                           $    55,207

--------------------------------------------------------------------------------
7. RECENT ACCOUNTING PRONOUNCEMENT

In September 2006, Financial Accounting Standards Board ("FASB") issued Statement of Financial Accounting Standards ("SFAS") No. 157, FAIR VALUE MEASUREMENTS. This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. As of January 31, 2008, the Manager does not believe the adoption of SFAS No. 157 will materially impact the financial statement amounts; however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.


             70 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

BOARD APPROVAL OF THE FUND'S INVESTMENT
ADVISORY AGREEMENT  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Each year, the Board of Trustees (the "Board"), including a majority of the independent Trustees, is required to determine whether to renew the Fund's investment advisory agreement (the "Agreement"). The Investment Company Act of 1940, as amended, requires that the Board request and evaluate, and that the Manager provide, such information as may be reasonably necessary to evaluate the terms of the Agreement. The Board employs an independent consultant to prepare a report that provides information, including comparative information, that the Board requests for that purpose. In addition, the Board receives information throughout the year regarding Fund services, fees, expenses and performance.

      The Manager and the independent consultant provided information to the Board on the following factors: (i) the nature, quality and extent of the Manager's services, (ii) the investment performance of the Fund and the Manager,
(iii) the fees and expenses of the Fund, including comparative expense information, (iv) the profitability of the Manager and its affiliates, including an analysis of the cost of providing services by the Manager and its affiliates,
(v) the extent to which economies of scale are realized as the Fund grows and whether fee levels reflect these economies of scale for Fund investors and (vi) other benefits to the Manager from its relationship with the Fund. The Board was aware that there are alternatives to retaining the Manager.

      NATURE, QUALITY, AND EXTENT OF SERVICES. The Board considered information about the nature and extent of the services provided to the Fund and information regarding the Manager's key personnel who provide such services. The Manager's duties include providing the Fund with the services of the portfolio managers and the Manager's investment team, who provide research, analysis and other advisory services in regard to the Fund's investments; securities trading services; oversight of third party service providers; monitoring compliance with applicable Fund policies and procedures and adherence to the Fund's investment restrictions. The Manager is responsible for providing certain administrative services to the Fund as well. Those services include providing and supervising all administrative and clerical personnel who are necessary in order to provide effective corporate administration for the Fund; compiling and maintaining records with respect to the Fund's operations; preparing and filing reports required by the Securities and Exchange Commission; preparing periodic reports regarding the operations of the Fund for its shareholders; preparing proxy materials for shareholder meetings; and preparing the registration statements required by Federal and state securities laws for the sale of the Fund's shares. The Manager also provides the Fund with office space, facilities and equipment.


             71 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

BOARD APPROVAL OF THE FUND'S INVESTMENT
ADVISORY AGREEMENT  Unaudited / Continued
--------------------------------------------------------------------------------

      QUALITY OF SERVICES. The Board also considered the quality of the services provided and the quality of the Manager's resources that are available to the Fund. The Board took account of the fact that the Manager has had over forty years of experience as an investment adviser and that its assets under management rank it among the top mutual fund managers in the United States. The Board evaluated the Manager's administrative, accounting, legal and compliance services, and information the Board has received regarding the experience and professional qualifications of the Manager's personnel and the size and functions of its staff. In its evaluation of the quality of the portfolio management services provided, the Board considered the experience of Ronald H. Fielding, Daniel G. Loughran, Scott S. Cottier, Troy E. Willis, Mark R. DeMitry, and Marcus V. Franz, the portfolio managers for the Fund, and the Manager's Rochester Municipal Bond investment team and analysts. The Board members also considered their experiences with the Manager and its officers and other personnel through their service on the Boards of the Fund and other funds advised by the Manager. The Board considered information regarding the quality of services provided by affiliates of the Manager, which its members have become knowledgeable about in connection with the renewal of the Fund's service agreements. In light of the foregoing, the Board concluded that the Fund benefits from the services provided under the Agreement and from the Manager's experience, reputation, personnel, operations, and resources.

      INVESTMENT PERFORMANCE OF THE MANAGER AND THE FUND. During the year, the Manager provided information on the investment performance of the Fund and the Manager at each regular quarterly Board meeting, including comparative performance information. The Board also reviewed information, prepared by the Manager and by the independent consultant, comparing the Fund's historical performance to relevant market indices and to the performance of other retail front-end load and no-load California short/intermediate municipal debt funds advised by other investment advisers. The Board noted that the Fund's one-year and since inception performance were better than its peer group median at the time of its annual review.

      MANAGEMENT FEES AND EXPENSES. The Board reviewed the fees paid to the Manager and its affiliates and the other expenses borne by the Fund. The Board also considered the comparability of the fees charged and the services provided to the Fund to the fees and services for other clients or accounts advised by the Manager. The independent consultant provided comparative data in regard to the fees and expenses of the Fund, other California short/intermediate municipal debt funds and "other states" short/intermediate municipal debt funds and other funds with comparable asset levels and


             72 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND distribution features. The Board noted that the Fund's contractual and actual management fees and total expenses are lower than its peer group median.

      ECONOMIES OF SCALE. The Board reviewed the extent to which the Manager may realize economies of scale in managing and supporting the Fund, the extent to which those economies of scale benefit the Fund's shareholders and the current level of Fund assets in relation to the Fund's breakpoint schedule for its management fees. The Board also noted the Fund's breakpoints, which are intended to share economies of scale that may exist as the Fund grows with its shareholders.

      BENEFITS TO THE MANAGER. The Board considered information regarding the Manager's costs in serving as the Fund's investment adviser, including the costs associated with the personnel and systems necessary to manage the Fund, and information regarding the Manager's profitability from its relationship with the Fund. The Board considered that the Manager must be able to pay and retain experienced professional personnel at competitive rates to provide services to the Fund and that maintaining the financial viability of the Manager is important in order for the Manager to continue to provide significant services to the Fund and its shareholders. In addition to considering the profits realized by the Manager, the Board considered information regarding the direct and indirect benefits the Manager receives as a result of its relationship with the Fund, including compensation paid to the Manager's affiliates for services provided.

      CONCLUSIONS. These factors were also considered by the independent Trustees meeting separately from the full Board, assisted by experienced counsel to the Fund and the independent Trustees. Fund counsel is independent of the Manager within the meaning and intent of the Securities and Exchange Commission Rules.

      Based on its review of the information it received and its evaluations described above, the Board, including a majority of the independent Trustees, concluded that the nature, extent and quality of the services provided to the Fund by the Manager are a benefit to the Fund and in the best interest of the Fund's shareholders and that the amount and structure of the compensation received by the Manager and its affiliates are reasonable in relation to the services provided. Accordingly, the Board elected to continue the Agreement for another year. In arriving at this decision, the Board did not single out any factor or factors as being more important than others, but considered all of the factors together. The Board judged the terms and conditions of the Agreement, including the management fee, in light of all of the surrounding circumstances.


             73 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

PORTFOLIO PROXY VOTING POLICIES AND PROCEDURES;
UPDATES TO STATEMENTS OF INVESTMENTS  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities ("portfolio proxies") held by the Fund. A description of the Fund's Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, (ii) on the Fund's website at www.oppenheimerfunds.com, and
(iii) on the SEC's website at www.sec.gov. In addition, the Fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund's voting record is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, and (ii) in the Form N-PX filing on the SEC's website at www.sec.gov.

      The Fund files its complete schedule of portfolio holdings with the SEC for the first quarter and the third quarter of each fiscal year on Form N-Q. The Fund's Form N-Q filings are available on the SEC's website at http://www.sec.gov. Those forms may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.


             74 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND



ITEM 2.  CODE OF ETHICS.

Not applicable to semiannual reports.


ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable to semiannual reports.


ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable to semiannual reports.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.


ITEM 6.  SCHEDULE OF INVESTMENTS.

Not applicable.


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to semiannual reports.


ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.


ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.


ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

THE FUND'S GOVERNANCE COMMITTEE PROVISIONS WITH RESPECT TO NOMINATIONS OF DIRECTORS/TRUSTEES TO THE RESPECTIVE BOARDS

1. The Fund's Governance Committee (the "Committee") will evaluate potential Board candidates to assess their qualifications. The Committee shall have the authority, upon approval of the Board, to retain an executive search firm to assist in this effort. The Committee may consider recommendations by business and personal contacts of current Board members and by executive search firms which the Committee may engage from time to time and may also consider shareholder recommendations. The Committee may consider the advice and recommendation of the Funds' investment manager and its affiliates in making the selection.

2. The Committee shall screen candidates for Board membership. The Committee has not established specific qualifications that it believes must be met by a trustee nominee. In evaluating trustee nominees, the Committee considers, among other things, an individual's background, skills, and experience; whether the individual is an "interested person" as defined in the Investment Company Act of 1940; and whether the individual would be deemed an "audit committee financial expert" within the meaning of applicable SEC rules. The Committee also considers whether the individual's background, skills, and experience will complement the background, skills, and experience of other nominees and will contribute to the Board. There are no differences in the manner in which the Committee evaluates nominees for trustees based on whether the nominee is recommended by a shareholder.

3. The Committee may consider nominations from shareholders for the Board at such times as the Committee meets to consider new nominees for the Board. The Committee shall have the sole discretion to determine the candidates to present to the Board and, in such cases where required, to shareholders. Recommendations for trustee nominees should, at a minimum, be accompanied by the following:

     o the name, address, and business, educational, and/or other pertinent background of the person being recommended;

     o a statement concerning whether the person is an "interested person" as defined in the Investment Company Act of 1940;

     o any other information that the Funds would be required to include in a proxy statement concerning the person if he or she was nominated; and

     o the name and address of the person submitting the recommendation and, if that person is a shareholder, the period for which that person held Fund shares.

     The recommendation also can include any additional information which the person submitting it believes would assist the Committee in evaluating the recommendation.

4. Shareholders should note that a person who owns securities issued by Massachusetts Mutual Life Insurance Company (the parent company of the Funds' investment adviser) would be deemed an "interested person" under the Investment Company Act of 1940. In addition, certain other relationships with Massachusetts Mutual Life Insurance Company or its subsidiaries, with registered broker-dealers, or with the Funds' outside legal counsel may cause a person to be deemed an "interested person."

5. Before the Committee decides to nominate an individual as a trustee, Committee members and other directors customarily interview the individual in person. In addition, the individual customarily is asked to complete a detailed questionnaire which is designed to elicit information which must be disclosed under SEC and stock exchange rules and to determine whether the individual is subject to any statutory disqualification from serving as a trustee of a registered investment company.


ITEM 11.  CONTROLS AND PROCEDURES.

Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 01/31/2008, the registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

There have been no changes in the registrant's internal controls over financial reporting that occurred during the registrant's second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 12.  EXHIBITS.

(a) (1) Not applicable to semiannual reports.

    (2) Exhibits attached hereto.

    (3) Not applicable.

(b) Exhibit attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Limited Term California Municipal Fund

By:      /s/ John V. Murphy
         ---------------------------
         John V. Murphy
         Principal Executive Officer
Date:    03/11/2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:      /s/ John V. Murphy
         ---------------------------
         John V. Murphy
         Principal Executive Officer
Date:    03/11/2008

By:      /s/ Brian W. Wixted
         ---------------------------
         Brian W. Wixted
         Principal Financial Officer
Date:    03/11/2008